Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (4.6%)
	Commonwealth Bank of Australia	3,616,305	410,557
	BHP Group Ltd.	10,606,309	267,865
	CSL Ltd.	1,046,947	181,105
	National Australia Bank Ltd.	6,615,954	164,186
	Westpac Banking Corp.	7,398,381	159,732
	Wesfarmers Ltd.	2,440,822	133,512
	ANZ Group Holdings Ltd.	6,432,570	126,230
	Macquarie Group Ltd.	740,510	102,550
	Goodman Group	4,293,247	95,990
	Woodside Energy Group Ltd.	4,098,848	69,362
	Transurban Group	6,693,320	59,235
	Rio Tinto Ltd.	798,335	56,776
	Aristocrat Leisure Ltd.	1,201,847	53,815
	Woolworths Group Ltd.	2,632,339	53,142
	QBE Insurance Group Ltd.	3,272,299	48,542
	Brambles Ltd.	2,960,152	45,289
	Fortescue Ltd.	3,425,141	38,753
*	Xero Ltd.	335,252	38,608
	Coles Group Ltd.	2,894,287	38,534
	Santos Ltd.	7,027,391	35,361
*	James Hardie Industries plc GDR	1,218,135	31,973
	Suncorp Group Ltd.	2,340,062	31,368
	Computershare Ltd. (XASX)	1,152,926	31,036
	Northern Star Resources Ltd.	3,093,280	30,733
	WiseTech Global Ltd.	402,900	30,516
	Cochlear Ltd.	141,290	28,845
	Telstra Group Ltd.	8,732,036	27,830
	Origin Energy Ltd.	3,708,936	27,735
	Insurance Australia Group Ltd.	4,895,719	27,482
	Scentre Group	11,302,539	27,050
	Pro Medicus Ltd.	115,242	23,665
	Evolution Mining Ltd.	4,297,670	19,450
	Medibank Pvt Ltd.	5,938,937	19,411
	CAR Group Ltd.	778,173	18,940
	ASX Ltd.	419,262	18,793
	South32 Ltd.	9,713,567	18,165
	Stockland	5,085,808	18,031
	Sonic Healthcare Ltd.	984,548	17,386
	JB Hi-Fi Ltd.	236,104	16,816
	Technology One Ltd.	639,548	16,730
	Lottery Corp. Ltd.	4,767,772	16,536
	REA Group Ltd.	102,825	15,663
	APA Group	2,691,351	14,475
	Orica Ltd.	1,057,936	14,447
	SGH Ltd.	419,104	13,708
	BlueScope Steel Ltd.	899,396	13,635
	GPT Group	4,176,098	13,604
[1]	Washington H Soul Pattinson & Co. Ltd.	511,181	13,280
	Charter Hall Group	1,022,706	13,176
	Vicinity Ltd.	8,332,524	13,120
*	Lynas Rare Earths Ltd.	1,950,268	13,105
*	NEXTDC Ltd.	1,398,316	12,876
	Mirvac Group	8,573,618	12,301
	ALS Ltd.	1,035,555	12,039
	SEEK Ltd.	747,095	11,524
	Qantas Airways Ltd.	1,620,823	11,241
	Dexus	2,290,699	10,342
	Qube Holdings Ltd.	3,650,052	10,179
	Ramsay Health Care Ltd.	400,791	9,921
	Bendigo & Adelaide Bank Ltd.	1,209,673	9,477

		Shares	Market Value ($000)
	Worley Ltd.	1,078,601	9,179
	Ampol Ltd.	519,194	9,077
	Cleanaway Waste Management Ltd.	4,789,029	8,826
	Steadfast Group Ltd.	2,249,086	8,560
	Treasury Wine Estates Ltd.	1,739,940	8,414
	Endeavour Group Ltd.	3,137,788	8,217
	AGL Energy Ltd.	1,305,207	8,134
*	Telix Pharmaceuticals Ltd.	580,837	7,782
	Aurizon Holdings Ltd.	3,747,597	7,779
	a2 Milk Co. Ltd.	1,498,476	7,762
	Atlas Arteria Ltd.	2,161,300	7,139
	Dyno Nobel Ltd.	3,750,162	7,052
	Bank of Queensland Ltd.	1,392,776	6,785
	Whitehaven Coal Ltd.	1,616,936	6,632
*	Mineral Resources Ltd.	360,117	6,504
	Downer EDI Ltd.	1,433,049	6,319
*,1	Pilbara Minerals Ltd.	6,088,048	6,178
	Netwealth Group Ltd.	258,649	6,172
	Ansell Ltd.	310,800	5,950
	Metcash Ltd.	2,304,138	5,752
	Challenger Ltd.	1,078,093	5,666
	AMP Ltd.	5,378,636	5,503
	Lendlease Corp. Ltd.	1,478,892	4,971
[1]	Reece Ltd.	501,628	4,343
	Harvey Norman Holdings Ltd.	1,085,383	4,024
	IGO Ltd.	1,423,262	4,004
	Region Group	2,460,140	3,682
	Orora Ltd.	2,544,077	3,377
	Sims Ltd.	345,313	3,351
	Perpetual Ltd.	231,825	3,113
*	Insignia Financial Ltd.	1,079,470	3,110
	Iluka Resources Ltd.	913,921	2,994
	TPG Telecom Ltd.	841,337	2,984
	Flight Centre Travel Group Ltd.	381,561	2,910
[1]	Yancoal Australia Ltd.	700,839	2,830
	New Hope Corp. Ltd.	959,823	2,563
	Magellan Financial Group Ltd.	351,634	2,391
	Deterra Royalties Ltd.	897,759	2,377
	Beach Energy Ltd.	3,124,800	2,342
	GQG Partners Inc. GDR	1,630,920	2,131
	Domino's Pizza Enterprises Ltd.	138,114	1,612
[1]	IDP Education Ltd.	542,990	1,228
	Domain Holdings Australia Ltd.	305,261	863
			3,136,330
Austria (0.2%)
	Erste Group Bank AG	608,483	55,642
	OMV AG	311,261	15,852
[1]	Verbund AG	141,796	10,558
	ANDRITZ AG	138,752	9,656
	Raiffeisen Bank International AG	274,555	7,928
	Telekom Austria AG	159,099	1,686
			101,322
Belgium (0.6%)
	Anheuser-Busch InBev SA NV	2,085,595	119,906
*	Argenx SE	132,151	88,756
	UCB SA	259,058	55,660
	KBC Group NV	489,681	51,076
	Ageas SA	398,032	27,063
	Groupe Bruxelles Lambert NV	171,480	14,336
	Syensqo SA	152,039	12,050
	Ackermans & van Haaren NV	46,301	11,357
	Elia Group SA	94,975	10,958
	Sofina SA	31,149	9,539
	Warehouses De Pauw CVA	390,305	9,108
	D'ieteren Group	43,829	8,658
	Lotus Bakeries NV	868	7,338
			425,805

		Shares	Market Value ($000)
Brazil (0.9%)
	Vale SA	7,760,498	74,091
	Itau Unibanco Holding SA ADR	6,131,443	38,444
	Petroleo Brasileiro SA - Petrobras	6,005,301	38,383
	B3 SA - Brasil Bolsa Balcao	11,286,031	25,355
	Embraer SA	1,500,046	21,608
	WEG SA	3,209,681	21,272
	Cia de Saneamento Basico do Estado de Sao Paulo	988,031	19,111
	Banco BTG Pactual SA	2,526,122	17,653
	Centrais Eletricas Brasileiras SA	2,513,865	16,974
	Petroleo Brasileiro SA - Petrobras ADR	1,439,225	16,724
	Banco Bradesco SA ADR	5,940,252	16,455
	Ambev SA	6,317,308	14,057
	Suzano SA	1,475,970	13,746
	Equatorial Energia SA	2,189,695	13,323
	Banco Do Brasil SA	3,678,866	12,943
*	PRIO SA	1,694,075	12,764
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	995,895	12,688
[2]	Rede D'Or Sao Luiz SA	2,155,773	12,512
	Localiza Rent a Car SA (BVMF)	1,878,768	11,619
	Vibra Energia SA	2,407,084	9,118
	TOTVS SA	1,165,391	9,076
	BB Seguridade Participacoes SA	1,407,851	8,473
	Telefonica Brasil SA	1,469,852	8,263
	Banco Bradesco SA	3,261,802	7,806
	Rumo SA	2,607,153	7,701
	Ambev SA ADR	3,139,140	6,843
	Raia Drogasil SA	2,776,272	6,679
	Lojas Renner SA	2,257,670	6,560
	Klabin SA	1,969,108	6,541
	Itau Unibanco Holding SA	1,132,140	6,334
	TIM SA	1,649,100	6,099
	BRF SA	1,614,359	5,780
	Motiva Infraestrutura de Mobilidade SA	2,579,039	5,670
	Energisa SA	619,131	5,049
*	Eneva SA	2,004,135	4,814
	Ultrapar Participacoes SA	1,519,722	4,660
*	Ambipar Participacoes e Empreendimentos SA	184,300	4,307
	Banco Santander Brasil SA	882,153	4,164
	Sendas Distribuidora SA	2,365,570	3,975
*,2	Hapvida Participacoes e Investimentos SA	668,429	3,948
	Engie Brasil Energia SA	548,110	3,909
	Porto Seguro SA	397,424	3,683
	Santos Brasil Participacoes SA	1,442,300	3,593
	Alupar Investimento SA	653,972	3,445
	Cia Paranaense de Energia - Copel	1,722,765	3,397
	Gerdau SA ADR	1,097,325	3,248
	Caixa Seguridade Participacoes SA	1,302,500	3,205
	Multiplan Empreendimentos Imobiliarios SA	685,948	3,099
*	Brava Energia	867,500	3,058
*	Natura Cosmeticos SA	1,875,462	3,024
	Allos SA	762,557	2,902
	Hypera SA	626,383	2,876
	Smartfit Escola de Ginastica e Danca SA	760,437	2,814
	CPFL Energia SA	408,000	2,762
*	Cosan SA	2,582,771	2,735
[2]	GPS Participacoes e Empreendimentos SA	848,300	2,145
	Marfrig Global Foods SA	551,400	2,097
	Neoenergia SA	432,900	1,895
	Transmissora Alianca de Energia Eletrica SA	316,756	1,887
	Cia Energetica de Minas Gerais ADR	980,613	1,775
	Grupo Mateus SA	1,061,700	1,390
	SLC Agricola SA	365,040	1,195
	Telefonica Brasil SA ADR	101,875	1,143
	Auren Energia SA	678,084	1,123
	Cia Siderurgica Nacional SA	773,351	1,108
	Sendas Distribuidora SA ADR	123,992	1,042
	M Dias Branco SA	227,486	988
	Sao Martinho SA	311,700	965
	Cia Paranaense de Energia - Copel ADR (XYNS)	112,597	962

		Shares	Market Value ($000)
	CSN Mineracao SA	898,700	809
	Cia Siderurgica Nacional SA ADR	509,830	739
	Cia Paranaense de Energia - Copel ADR	63,132	492
[1]	TIM SA ADR	21,923	403
	Cia Energetica de Minas Gerais	127,394	335
*,1	Braskem SA Class A ADR	60,561	191
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	187,500	154
			612,170
Canada (6.7%)
	Royal Bank of Canada	3,064,244	393,181
*	Shopify Inc. Class A	2,612,989	319,401
	Toronto-Dominion Bank	3,823,082	278,454
	Enbridge Inc.	4,686,062	212,219
	Brookfield Corp.	3,051,450	204,392
	Bank of Montreal	1,578,529	174,235
	Bank of Nova Scotia	2,697,910	150,102
	Canadian Pacific Kansas City Ltd.	2,019,878	148,546
	Constellation Software Inc.	42,857	147,855
	Canadian Imperial Bank of Commerce	2,030,385	145,113
	Canadian Natural Resources Ltd.	4,480,742	141,834
	Agnico Eagle Mines Ltd.	1,079,108	133,962
	Manulife Financial Corp.	3,744,345	115,849
	Canadian National Railway Co.	1,206,791	112,684
	TC Energy Corp.	2,246,707	107,276
	Suncor Energy Inc.	2,698,494	106,432
	Waste Connections Inc.	553,383	103,336
	Wheaton Precious Metals Corp.	982,086	89,817
	National Bank of Canada	846,941	88,099
	Alimentation Couche-Tard Inc.	1,670,202	86,789
	Fairfax Financial Holdings Ltd.	45,530	80,531
	Intact Financial Corp.	385,320	79,645
	Dollarama Inc.	579,162	79,158
	Sun Life Financial Inc.	1,247,582	76,065
	Cameco Corp.	939,504	70,537
	Franco-Nevada Corp.	413,661	65,894
	Nutrien Ltd.	1,072,224	63,617
	Thomson Reuters Corp.	297,130	59,632
	Barrick Mining Corp.	2,688,002	56,744
	Fortis Inc. (XTSE)	1,078,665	52,781
	Brookfield Asset Management Ltd. Class A (XTSE)	825,431	50,898
	Loblaw Cos. Ltd.	304,984	49,320
	Restaurant Brands International Inc.	699,794	47,485
	Power Corp. of Canada	1,168,057	47,073
	Pembina Pipeline Corp.	1,257,375	46,734
	CGI Inc.	444,587	42,861
	Cenovus Energy Inc.	2,743,033	41,751
	Teck Resources Ltd. Class B	1,074,449	34,841
	Metro Inc.	429,334	32,829
	Tourmaline Oil Corp.	770,006	32,771
	Imperial Oil Ltd.	335,935	28,010
[2]	Hydro One Ltd.	684,524	24,207
	Magna International Inc.	576,437	23,638
	Great-West Lifeco Inc.	590,225	22,163
	George Weston Ltd.	114,653	21,786
	Barrick Mining Corp.	1,025,962	21,495
	TELUS Corp.	1,075,209	17,320
	BCE Inc.	659,256	15,378
	Enbridge Inc. (XTSE)	30,400	1,377
*	Shopify Inc. Class A (XTSE)	141	17
			4,546,134
Chile (0.1%)
	Banco De Chile	97,048,651	13,369
	Latam Airlines Group SA	430,160,349	9,407
	Falabella SA	1,803,406	8,993
	Cencosud SA	2,750,751	8,287
	Banco de Credito e Inversiones SA	168,061	6,670
	Empresas Copec SA	852,922	5,647
	Banco Santander Chile ADR	232,369	5,347
*,1	Sociedad Quimica y Minera de Chile SA ADR	115,318	4,238

		Shares	Market Value ($000)
	Enel Americas SA	40,414,163	4,031
	Empresas CMPC SA	2,361,044	3,326
	Plaza SA	1,376,504	2,908
	Enel Chile SA	40,017,362	2,563
	Quinenco SA	605,241	2,333
	Colbun SA	15,418,956	2,282
	Banco Santander Chile	39,419,061	2,277
	Cencosud Shopping SA	1,014,092	1,981
	Aguas Andinas SA Class A	5,715,025	1,881
	Banco Itau Chile SA	126,327	1,669
	Cia Cervecerias Unidas SA	269,956	1,596
	Cia Sud Americana de Vapores SA	27,476,091	1,388
	Enel Chile SA ADR	288,934	919
	Latam Airlines Group SA ADR	14,558	632
			91,744
China (9.3%)
	Tencent Holdings Ltd.	13,403,104	938,381
	Alibaba Group Holding Ltd.	38,727,740	582,262
*,2	Xiaomi Corp. Class B	37,360,168	251,357
	China Construction Bank Corp. Class H	208,419,517	213,172
*	PDD Holdings Inc. ADR	1,646,316	186,775
*,2	Meituan Class B	11,539,478	178,026
	Industrial & Commercial Bank of China Ltd. Class H	170,890,655	130,941
[1]	BYD Co. Ltd. Class H	7,808,965	114,018
	NetEase Inc.	3,944,982	103,131
	Ping An Insurance Group Co. of China Ltd. Class H	13,990,862	96,052
	Bank of China Ltd. Class H	155,063,284	89,505
	JD.com Inc. Class A	5,486,863	86,484
	Trip.com Group Ltd.	1,350,335	83,832
*,2	Kuaishou Technology	6,035,200	58,928
	China Merchants Bank Co. Ltd. Class H	8,099,841	52,561
*	Baidu Inc. Class A	4,751,162	51,984
	China Life Insurance Co. Ltd. Class H	16,117,183	46,556
[2]	Pop Mart International Group Ltd.	1,442,400	44,994
	PetroChina Co. Ltd. Class H	44,516,969	43,503
	Agricultural Bank of China Ltd. Class H	65,745,835	43,071
*	BeOne Medicines Ltd.	1,886,000	42,877
*,2	Innovent Biologics Inc.	3,321,847	41,118
	Kweichow Moutai Co. Ltd. Class A	190,335	37,551
	Yum China Holdings Inc.	792,543	36,798
*	Li Auto Inc. Class A	2,618,273	34,278
	Zijin Mining Group Co. Ltd. Class H	12,862,882	34,108
	China Shenhua Energy Co. Ltd. Class H	7,238,860	31,374
	PICC Property & Casualty Co. Ltd. Class H	14,984,470	31,101
	ANTA Sports Products Ltd.	2,707,873	31,081
*,2	Wuxi Biologics Cayman Inc.	7,616,112	30,967
	China Petroleum & Chemical Corp. Class H	49,206,731	28,876
*,2	Akeso Inc.	1,479,000	28,839
	Geely Automobile Holdings Ltd.	12,557,097	28,166
*	XPeng Inc. Class A	3,034,616	27,615
	KE Holdings Inc. ADR	1,437,708	26,483
	Contemporary Amperex Technology Co. Ltd. Class A	668,899	24,490
	China Resources Land Ltd.	6,269,316	22,989
	China Pacific Insurance Group Co. Ltd. Class H	5,624,025	22,650
	Tencent Music Entertainment Group ADR	1,073,186	22,526
[2]	Nongfu Spring Co. Ltd. Class H	3,892,200	22,488
	CSPC Pharmaceutical Group Ltd.	17,272,869	21,708
	Sino Biopharmaceutical Ltd.	21,072,718	20,181
	Full Truck Alliance Co. Ltd. ADR	1,725,501	19,930
	China Merchants Bank Co. Ltd. Class A	3,206,409	19,803
	ZTO Express Cayman Inc.	957,750	18,671
	China CITIC Bank Corp. Ltd. Class H	19,171,749	17,813
*,1	NIO Inc. Class A	3,511,739	16,808
*	J&T Global Express Ltd.	12,776,000	16,806
	CITIC Ltd.	10,767,697	16,153
	Haier Smart Home Co. Ltd. Class H	5,053,701	15,921
	China Hongqiao Group Ltd.	5,854,567	15,444
[2]	3SBio Inc.	3,799,269	15,359
[2]	Postal Savings Bank of China Co. Ltd. Class H	21,707,351	15,334

		Shares	Market Value ($000)
*,1	Horizon Robotics	17,223,000	15,141
	New Oriental Education & Technology Group Inc.	3,324,950	14,745
	BYD Co. Ltd. Class A	997,665	14,508
*	Bilibili Inc. Class Z	629,503	14,402
	China Yangtze Power Co. Ltd. Class A	3,712,357	14,374
*,2	JD Health International Inc.	2,241,023	14,330
*	Kingdee International Software Group Co. Ltd.	6,156,303	14,289
[2]	China Tower Corp. Ltd. Class H	10,133,705	14,180
	People's Insurance Co. Group of China Ltd. Class H	18,420,882	14,152
	Bank of Communications Co. Ltd. Class H	15,597,099	14,051
	Ping An Insurance Group Co. of China Ltd. Class A	1,717,321	13,987
	China Overseas Land & Investment Ltd.	8,068,629	13,955
[2]	Guotai Haitong Securities Co. Ltd. Class H	6,429,217	13,879
	Sunny Optical Technology Group Co. Ltd.	1,463,118	13,556
	China Mengniu Dairy Co. Ltd.	6,463,504	13,451
	New China Life Insurance Co. Ltd. Class H	2,073,289	13,267
*	Kanzhun Ltd. ADR	699,338	13,259
	Industrial & Commercial Bank of China Ltd. Class A	12,607,297	13,246
	H World Group Ltd.	4,241,410	13,238
	ENN Energy Holdings Ltd.	1,617,618	13,184
	Midea Group Co. Ltd. Class H	1,326,702	12,855
	CITIC Securities Co. Ltd. Class H	3,392,765	11,921
	Agricultural Bank of China Ltd. Class A	13,481,329	11,802
	China Resources Beer Holdings Co. Ltd.	3,429,130	11,401
	COSCO SHIPPING Holdings Co. Ltd. Class H	6,199,990	11,333
*,2	Zhejiang Leapmotor Technologies Ltd.	1,457,600	11,208
[2]	Hansoh Pharmaceutical Group Co. Ltd.	2,486,608	11,172
*,1,2	SenseTime Group Inc. Class B	54,665,000	11,101
[1,2]	Smoore International Holdings Ltd.	4,005,350	10,800
	Li Ning Co. Ltd.	5,073,302	10,749
	China Resources Power Holdings Co. Ltd.	4,313,843	10,690
	Yangzijiang Shipbuilding Holdings Ltd.	5,428,896	10,648
	China Galaxy Securities Co. Ltd. Class H	7,612,117	10,287
	Vipshop Holdings Ltd. ADR	657,561	9,923
	Industrial Bank Co. Ltd. Class A	3,148,628	9,896
	Wuliangye Yibin Co. Ltd. Class A	585,571	9,849
[1,2]	WuXi AppTec Co. Ltd. Class H	727,798	9,708
*	TAL Education Group ADR	882,521	9,655
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,331,965	9,603
[2]	CGN Power Co. Ltd. Class H	25,480,536	9,572
	CMOC Group Ltd. Class H	8,376,984	9,509
	Weichai Power Co. Ltd. Class H	4,344,334	9,209
*,1	China Ruyi Holdings Ltd.	22,527,840	9,006
	Tsingtao Brewery Co. Ltd. Class H	1,405,057	8,926
	Zhaojin Mining Industry Co. Ltd. Class H	3,564,137	8,851
	Zijin Mining Group Co. Ltd. Class A	3,196,374	8,479
[2]	China International Capital Corp. Ltd. Class H	3,335,627	8,470
	Jiangsu Hengrui Medicine Co. Ltd. Class A	964,122	8,427
	China Minsheng Banking Corp. Ltd. Class H	13,905,669	8,370
*	Zai Lab Ltd.	2,201,710	8,318
	Foxconn Industrial Internet Co. Ltd. Class A	1,737,700	8,300
	Kingsoft Corp. Ltd.	1,824,523	8,297
	Great Wall Motor Co. Ltd. Class H	5,033,216	8,214
	Qifu Technology Inc. ADR	237,178	8,142
	Kunlun Energy Co. Ltd.	8,387,356	8,080
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,540,835	8,076
[1,2]	Giant Biogene Holding Co. Ltd.	1,129,800	8,056
[1]	Yankuang Energy Group Co. Ltd. Class H	7,035,178	8,021
	Anhui Conch Cement Co. Ltd. Class H	2,667,437	7,723
	East Money Information Co. Ltd. Class A	2,382,114	7,666
	CITIC Securities Co. Ltd. Class A	1,886,286	7,590
*	Gds Holdings Ltd. Class A	1,668,527	7,520
*,1,2	Hua Hong Semiconductor Ltd.	1,406,633	7,242
	Sinopharm Group Co. Ltd. Class H	2,957,306	7,108
*,2	JD Logistics Inc.	4,042,917	7,006
*,1	GCL Technology Holdings Ltd.	47,000,000	6,964
	BYD Electronic International Co. Ltd.	1,646,591	6,851
	Tongcheng-Elong Holdings Ltd.	2,691,318	6,743
	Hygon Information Technology Co. Ltd. Class A	349,514	6,732
	Aluminum Corp. of China Ltd. Class H	8,499,642	6,718

		Shares	Market Value ($000)
	China Taiping Insurance Holdings Co. Ltd.	3,006,272	6,680
	Want Want China Holdings Ltd.	9,226,807	6,669
*,1	Alibaba Health Information Technology Ltd.	10,736,719	6,658
[2]	Huatai Securities Co. Ltd. Class H	2,883,185	6,636
	China Longyuan Power Group Corp. Ltd. Class H	7,358,086	6,635
	Huaneng Power International Inc. Class H	9,736,226	6,609
	Bank of Communications Co. Ltd. Class A	6,074,420	6,457
	CRRC Corp. Ltd. Class H	9,137,000	6,332
	China Gas Holdings Ltd.	6,026,192	6,330
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	40,756,000	6,329
*	Cambricon Technologies Corp. Ltd. Class A	63,373	6,223
[2]	Haidilao International Holding Ltd.	3,472,237	6,155
[2]	China Resources Mixc Lifestyle Services Ltd.	1,289,800	5,990
	Bank of China Ltd. Class A	7,746,459	5,978
	Tingyi Cayman Islands Holding Corp.	4,004,367	5,920
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	184,273	5,911
	China Shenhua Energy Co. Ltd. Class A	1,110,820	5,884
	Guotai Haitong Securities Co. Ltd. (XSSC)	2,054,526	5,784
	China Coal Energy Co. Ltd. Class H	4,639,041	5,700
[2]	Longfor Group Holdings Ltd.	4,490,835	5,590
	PetroChina Co. Ltd. Class A	4,515,302	5,565
	Luxshare Precision Industry Co. Ltd. Class A	1,093,339	5,533
*,1	Genscript Biotech Corp.	2,541,596	5,512
	Bosideng International Holdings Ltd.	9,450,931	5,394
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,722,866	5,328
	Muyuan Foods Co. Ltd. Class A	827,137	5,322
	China Pacific Insurance Group Co. Ltd. Class A	1,023,466	5,320
*	WuXi XDC Cayman Inc.	726,500	5,281
	China State Construction International Holdings Ltd.	3,391,767	5,196
	Guangdong Investment Ltd.	5,766,664	5,133
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	97,100	5,124
[1]	ZTE Corp. Class H	1,620,712	5,114
	China Merchants Port Holdings Co. Ltd.	2,594,229	5,101
	Zhongji Innolight Co. Ltd. Class A	168,617	5,057
	WuXi AppTec Co. Ltd. Class A	376,621	5,004
	NAURA Technology Group Co. Ltd. Class A	107,460	4,991
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,618,393	4,961
	Ping An Bank Co. Ltd. Class A	2,900,639	4,928
	China State Construction Engineering Corp. Ltd. Class A	6,255,029	4,916
[2]	China Feihe Ltd.	8,256,745	4,909
	Minth Group Ltd.	1,483,714	4,898
	Jiangxi Copper Co. Ltd. Class H	2,440,392	4,878
	China Resources Gas Group Ltd.	1,909,489	4,834
	China Railway Group Ltd. Class H	9,572,299	4,816
	GF Securities Co. Ltd. Class H	2,172,397	4,743
	SF Holding Co. Ltd. Class A	718,355	4,586
	Kingboard Holdings Ltd.	1,271,813	4,556
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	180,960	4,497
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,107,546	4,492
	China National Building Material Co. Ltd. Class H	7,540,232	4,486
	China Medical System Holdings Ltd.	2,591,850	4,401
	Seres Group Co. Ltd. Class A	248,100	4,361
	Bank of Jiangsu Co. Ltd. Class A	2,753,390	4,323
	China Petroleum & Chemical Corp. Class A	5,137,500	4,288
	Sinotruk Hong Kong Ltd.	1,400,884	4,269
[1]	MINISO Group Holding Ltd.	873,952	4,160
	Beijing Enterprises Holdings Ltd.	989,088	4,138
	Shaanxi Coal Industry Co. Ltd. Class A	1,465,400	4,097
	Wanhua Chemical Group Co. Ltd. Class A	467,920	4,044
	China Everbright Bank Co. Ltd. Class A	7,063,126	3,975
	Hengan International Group Co. Ltd.	1,325,793	3,961
	China Everbright Environment Group Ltd.	7,396,484	3,959
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,959
	China National Nuclear Power Co. Ltd. Class A	3,076,000	3,928
[2]	Yadea Group Holdings Ltd.	2,474,000	3,893
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	954,725	3,873
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,855,181	3,851
	Eoptolink Technology Inc. Ltd. Class A	147,820	3,848
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,873,014	3,843
	Bank of Ningbo Co. Ltd. Class A	984,470	3,809

		Shares	Market Value ($000)
	Gree Electric Appliances Inc. of Zhuhai Class A	600,023	3,802
	Luzhou Laojiao Co. Ltd. Class A	222,288	3,793
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,478,896	3,785
	China Minsheng Banking Corp. Ltd. Class A	5,533,252	3,758
	Country Garden Services Holdings Co. Ltd.	4,500,727	3,721
	Xinyi Solar Holdings Ltd.	9,576,220	3,707
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	696,305	3,705
*,1	Microport Scientific Corp.	2,033,674	3,676
	CRRC Corp. Ltd. Class A	3,573,697	3,659
	China Oilfield Services Ltd. Class H	4,102,706	3,644
	Anhui Gujing Distillery Co. Ltd. Class B	268,110	3,634
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	954,400	3,633
	NARI Technology Co. Ltd. Class A	1,189,487	3,616
	Haitian International Holdings Ltd.	1,331,947	3,611
*,1	Alibaba Pictures Group Ltd.	25,122,294	3,539
[1]	China Cinda Asset Management Co. Ltd. Class H	19,561,916	3,533
	Shenzhen Inovance Technology Co. Ltd. Class A	401,800	3,524
	Sany Heavy Industry Co. Ltd. Class A	1,264,300	3,500
	Postal Savings Bank of China Co. Ltd. Class A	4,372,888	3,488
	China Power International Development Ltd.	8,868,326	3,476
	China United Network Communications Ltd. Class A	4,673,000	3,476
*,2	China Literature Ltd.	881,629	3,465
	Victory Giant Technology Huizhou Co. Ltd. Class A	130,700	3,464
	China Conch Venture Holdings Ltd.	2,834,415	3,463
	Yangzijiang Financial Holding Ltd.	4,680,796	3,461
	Autohome Inc. ADR	126,438	3,425
	Far East Horizon Ltd.	3,359,301	3,419
	Haier Smart Home Co. Ltd. Class A	968,696	3,336
	Baoshan Iron & Steel Co. Ltd. Class A	3,268,100	3,332
	Zhejiang Expressway Co. Ltd. Class H	3,467,629	3,304
	SAIC Motor Corp. Ltd. Class A	1,364,615	3,250
	China CSSC Holdings Ltd. Class A	679,800	3,240
	TravelSky Technology Ltd. Class H	2,031,759	3,230
	Shenzhen International Holdings Ltd.	3,213,660	3,213
	Fosun International Ltd.	4,645,788	3,206
	RLX Technology Inc. ADR	1,399,931	3,206
	Jiangsu Expressway Co. Ltd. Class H	2,609,275	3,199
	Uni-President China Holdings Ltd.	2,506,604	3,167
	BOE Technology Group Co. Ltd. Class A	5,632,800	3,159
	Hithink RoyalFlush Information Network Co. Ltd. Class A	80,166	3,146
	New China Life Insurance Co. Ltd. Class A	336,447	3,113
	China Everbright Bank Co. Ltd. Class H	6,605,063	3,104
	Sungrow Power Supply Co. Ltd. Class A	310,966	3,104
	Beijing Kingsoft Office Software Inc. Class A	70,909	3,079
[2]	Ping An Healthcare & Technology Co. Ltd.	1,958,208	3,071
	OmniVision Integrated Circuits Group Inc.	181,174	3,039
	C&D International Investment Group Ltd.	1,496,759	3,020
	Bank of Shanghai Co. Ltd. Class A	2,123,591	3,019
	AviChina Industry & Technology Co. Ltd. Class H	5,084,567	3,005
*,1	China Vanke Co. Ltd. Class H	4,707,739	2,987
	ZTE Corp. Class A	627,079	2,980
	China Communications Services Corp. Ltd. Class H	5,109,205	2,976
	Huatai Securities Co. Ltd. Class A	1,058,428	2,943
	Beijing Enterprises Water Group Ltd.	8,389,390	2,871
	JOYY Inc. ADR	57,017	2,862
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	547,900	2,854
	Bank of Beijing Co. Ltd. Class A	3,171,600	2,843
	China Merchants Securities Co. Ltd. Class A	1,124,767	2,788
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	839,390	2,786
	CMOC Group Ltd. Class A	2,238,803	2,776
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,136,066	2,772
[2]	CSC Financial Co. Ltd. Class H	1,726,248	2,759
	Daqin Railway Co. Ltd. Class A	3,013,800	2,738
	Dongfeng Motor Group Co. Ltd. Class H	4,542,643	2,733
	Greentown China Holdings Ltd.	2,152,797	2,708
[2]	China Resources Pharmaceutical Group Ltd.	3,847,732	2,687
	China Tourism Group Duty Free Corp. Ltd. Class A	297,262	2,679
*,1,2	Remegen Co. Ltd. Class H	350,000	2,667
	Bank of Nanjing Co. Ltd. Class A	1,664,065	2,654
	China Zheshang Bank Co. Ltd. Class H	7,515,000	2,641

		Shares	Market Value ($000)
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,648,719	2,629
	Eastroc Beverage Group Co. Ltd. Class A	66,233	2,589
	Advanced Micro-Fabrication Equipment Inc. Class A	94,198	2,581
	China Three Gorges Renewables Group Co. Ltd. Class A	4,269,300	2,569
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	6,834,025	2,553
[2]	Orient Securities Co. Ltd. Class H	2,630,835	2,529
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	91,397	2,529
	SDIC Power Holdings Co. Ltd. Class A	1,154,283	2,527
	China Jinmao Holdings Group Ltd.	13,843,706	2,519
	Avary Holding Shenzhen Co. Ltd. Class A	343,295	2,516
[1,2]	China Merchants Securities Co. Ltd. Class H	1,212,513	2,507
	Aier Eye Hospital Group Co. Ltd. Class A	1,405,578	2,504
*	LONGi Green Energy Technology Co. Ltd. Class A	1,141,960	2,497
	Brilliance China Automotive Holdings Ltd.	6,254,000	2,495
*,1,2	East Buy Holding Ltd.	890,500	2,490
	China Reinsurance Group Corp. Class H	14,311,206	2,484
	Zhongsheng Group Holdings Ltd.	1,473,104	2,478
	Shenwan Hongyuan Group Co. Ltd. Class A	3,366,895	2,475
	Iflytek Co. Ltd. Class A	365,500	2,472
	China Galaxy Securities Co. Ltd. Class A	1,035,103	2,468
	China Railway Group Ltd. Class A	3,121,274	2,467
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	615,000	2,463
*,1	Air China Ltd. Class H	3,688,019	2,457
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	3,009,306	2,444
	CSC Financial Co. Ltd. Class A	686,138	2,434
	Huaxia Bank Co. Ltd. Class A	2,189,798	2,419
	Zhejiang China Commodities City Group Co. Ltd. Class A	818,100	2,418
	Wens Foodstuff Group Co. Ltd. Class A	1,004,680	2,414
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,048,715	2,379
	GF Securities Co. Ltd. Class A	892,048	2,374
	Power Construction Corp. of China Ltd. Class A	2,499,300	2,369
	Lens Technology Co. Ltd. Class A	750,800	2,367
*	Shanghai Electric Group Co. Ltd. Class H	5,753,404	2,347
	Shandong Gold Mining Co. Ltd. Class A	574,163	2,342
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,085,321	2,341
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	2,330
	China CITIC Bank Corp. Ltd. Class A	2,024,335	2,305
	Fuyao Glass Industry Group Co. Ltd. Class A	300,812	2,283
	Shanghai United Imaging Healthcare Co. Ltd. Class A	123,015	2,280
	Chongqing Changan Automobile Co. Ltd. Class A	1,276,980	2,278
*,1,2	Luye Pharma Group Ltd.	4,161,961	2,277
	WUS Printed Circuit Kunshan Co. Ltd. Class A	292,270	2,271
	Focus Media Information Technology Co. Ltd. Class A	2,180,200	2,269
	AECC Aviation Power Co. Ltd. Class A	385,300	2,268
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	329,400	2,262
[1]	SF Holding Co. Ltd. Class H	404,400	2,248
	Sinotrans Ltd. Class H	4,017,064	2,228
	Montage Technology Co. Ltd. Class A	188,311	2,217
	China International Capital Corp. Ltd. Class A	441,191	2,214
	Sany Heavy Equipment International Holdings Co. Ltd.	2,352,000	2,206
	Xtep International Holdings Ltd.	3,070,500	2,198
	Kingboard Laminates Holdings Ltd.	1,701,118	2,184
	Shanghai Baosight Software Co. Ltd. Class B	1,561,985	2,147
	Jiangsu Yanghe Distillery Co. Ltd. Class A	227,800	2,134
	Bank of Hangzhou Co. Ltd. Class A	953,135	2,125
	Shengyi Technology Co. Ltd. Class A	355,700	2,110
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	260,000	2,097
	XCMG Construction Machinery Co. Ltd. Class A	1,800,000	2,096
	Yunnan Baiyao Group Co. Ltd. Class A	268,620	2,092
[2]	Topsports International Holdings Ltd.	5,140,209	2,074
*	Tongwei Co. Ltd. Class A	731,600	2,074
	People's Insurance Co. Group of China Ltd. Class A	1,812,828	2,058
	Weichai Power Co. Ltd. Class A	976,048	2,049
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	200,558	2,049
[1]	Hisense Home Appliances Group Co. Ltd. Class H	713,000	2,045
	China Traditional Chinese Medicine Holdings Co. Ltd.	7,111,306	2,030
*	Poly Developments & Holdings Group Co. Ltd. Class A	1,817,295	2,013
	Guangdong Haid Group Co. Ltd. Class A	256,208	2,010
*	Daqo New Energy Corp. ADR	92,115	2,004
*,1,2	Jinxin Fertility Group Ltd.	4,685,161	1,990

		Shares	Market Value ($000)
	China Energy Engineering Corp. Ltd. Class H	12,022,000	1,986
	China Construction Bank Corp. Class A	1,512,500	1,978
*	Shanghai Electric Group Co. Ltd. Class A	1,826,000	1,977
	Shennan Circuits Co. Ltd. Class A	100,339	1,973
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	1,946
	Aluminum Corp. of China Ltd. Class A	1,876,800	1,930
*	iQIYI Inc. ADR	1,041,845	1,917
*	Air China Ltd. Class A	1,884,826	1,902
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	266,043	1,888
	Anhui Conch Cement Co. Ltd. Class A	576,972	1,887
*	Lufax Holding Ltd. ADR	650,948	1,881
[1]	Guangzhou Automobile Group Co. Ltd. Class H	4,644,058	1,877
	Yihai International Holding Ltd.	1,088,418	1,874
[1]	China Everbright Ltd.	1,826,662	1,865
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,466,250	1,860
	COSCO SHIPPING Ports Ltd.	2,647,097	1,854
	China Suntien Green Energy Corp. Ltd. Class H	3,454,000	1,845
	Livzon Pharmaceutical Group Inc. Class H	384,171	1,839
	Eve Energy Co. Ltd. Class A	298,164	1,828
	Shanghai Rural Commercial Bank Co. Ltd. Class A	1,439,686	1,818
	Huadian Power International Corp. Ltd. Class H	3,375,550	1,817
	Kuang-Chi Technologies Co. Ltd. Class A	320,500	1,816
	Goldwind Science & Technology Co. Ltd. Class H	2,038,261	1,809
	Shenzhen Transsion Holdings Co. Ltd. Class A	170,679	1,803
*	Nine Dragons Paper Holdings Ltd.	3,266,072	1,791
[1,2]	Pharmaron Beijing Co. Ltd. Class H	620,627	1,789
	Henan Shuanghui Investment & Development Co. Ltd. Class A	520,108	1,784
	Hengli Petrochemical Co. Ltd. Class A	831,800	1,784
	China Energy Engineering Corp. Ltd. Class A (XSSC)	4,956,699	1,783
	Datang International Power Generation Co. Ltd. Class H	7,029,035	1,772
	Weibo Corp. Class A	181,358	1,771
	Orient Securities Co. Ltd. Class A	1,130,457	1,764
	IEIT Systems Co. Ltd. Class A	227,320	1,755
	Yuexiu Property Co. Ltd.	2,979,853	1,752
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	242,200	1,750
	TCL Technology Group Corp. Class A	2,845,450	1,738
	Suzhou TFC Optical Communication Co. Ltd. Class A	119,380	1,737
[1]	Mao Geping Cosmetics Co. Ltd.	135,800	1,726
*	Seazen Group Ltd.	5,389,639	1,718
	GD Power Development Co. Ltd. Class A	2,698,796	1,718
	Range Intelligent Computing Technology Group Co. Ltd. Class A	247,998	1,709
*	China Southern Airlines Co. Ltd. Class H	3,687,237	1,697
	Shanghai International Airport Co. Ltd. Class A	377,398	1,686
	GigaDevice Semiconductor Inc. Class A	100,071	1,678
	Guosen Securities Co. Ltd. Class A	911,381	1,677
	GoerTek Inc. Class A	525,020	1,668
	360 Security Technology Inc. Class A	1,063,599	1,667
	Bank of Chengdu Co. Ltd. Class A	647,300	1,661
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,373,096	1,659
[1]	Dongfang Electric Corp. Ltd. Class H	703,291	1,651
	Ningbo Tuopu Group Co. Ltd. Class A	259,295	1,649
*,1	Tianqi Lithium Corp. Class H	363,400	1,634
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,904,000	1,630
	Huadong Medicine Co. Ltd. Class A	262,500	1,618
	Metallurgical Corp. of China Ltd. Class H	7,412,030	1,605
	Chongqing Changan Automobile Co. Ltd. Class B	2,959,064	1,594
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,636,353	1,590
	Shanghai Industrial Holdings Ltd.	852,512	1,589
	Zhejiang Huayou Cobalt Co. Ltd. Class A	259,650	1,589
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,582
	Sichuan Chuantou Energy Co. Ltd. Class A	727,900	1,577
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,011,273	1,576
	Lao Feng Xiang Co. Ltd. Class B	439,385	1,571
*	Beijing Capital International Airport Co. Ltd. Class H	3,981,292	1,546
	Zhejiang Juhua Co. Ltd. Class A	415,249	1,540
*	China Southern Airlines Co. Ltd. Class A	1,950,297	1,535
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	704,067	1,530
	Shougang Fushan Resources Group Ltd.	4,165,779	1,529
	Everbright Securities Co. Ltd. Class A	605,495	1,527
	Hundsun Technologies Inc. Class A	300,042	1,503

		Shares	Market Value ($000)
*,2	Legend Holdings Corp. Class H	1,176,079	1,492
	Unisplendour Corp. Ltd. Class A	434,236	1,485
	Great Wall Motor Co. Ltd. Class A	493,604	1,481
	CNPC Capital Co. Ltd. Class A	1,233,491	1,479
	Zhongjin Gold Corp. Ltd. Class A	737,700	1,468
	TBEA Co. Ltd. Class A	775,960	1,456
	Yankuang Energy Group Co. Ltd. Class A	831,202	1,456
	Poly Property Services Co. Ltd. Class H	325,246	1,444
*	China Eastern Airlines Corp. Ltd. Class H	3,997,171	1,440
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	417,930	1,431
	Shenzhen Kinwong Electronic Co. Ltd. Class A	154,740	1,423
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	33,361	1,422
	China Zheshang Bank Co. Ltd. Class A	3,012,950	1,419
	Founder Securities Co. Ltd. Class A	1,260,695	1,419
	Rockchip Electronics Co. Ltd. Class A	62,798	1,408
	Zhejiang NHU Co. Ltd. Class A	451,928	1,406
	Anker Innovations Technology Co. Ltd. Class A	79,359	1,363
	Ganfeng Lithium Co. Ltd. Class A	270,100	1,349
*	Hainan Airlines Holding Co. Ltd. Class A	6,554,318	1,347
*	Dongfang Electric Corp. Ltd. Class A	480,084	1,345
	Anhui Expressway Co. Ltd. Class H	860,728	1,343
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	365,370	1,339
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	179,020	1,339
*	China Vanke Co. Ltd. Class A	1,490,500	1,332
	Chaozhou Three-Circle Group Co. Ltd. Class A	289,500	1,329
	Satellite Chemical Co. Ltd. Class A	489,680	1,324
*	ZEEKR Intelligent Technology Holding Ltd. ADR	46,561	1,315
*	China Eastern Airlines Corp. Ltd. Class A	2,466,829	1,298
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,030,959	1,278
	Sieyuan Electric Co. Ltd. Class A	117,900	1,277
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	243,390	1,276
	Lingyi iTech Guangdong Co. Class A	1,026,400	1,276
	JCET Group Co. Ltd. Class A	260,200	1,264
	Beijing Enlight Media Co. Ltd. Class A	458,300	1,256
	Sanan Optoelectronics Co. Ltd. Class A	724,400	1,256
[2]	Qingdao Port International Co. Ltd. Class H	1,507,433	1,253
	China Lesso Group Holdings Ltd.	2,093,883	1,246
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,240
	Empyrean Technology Co. Ltd. Class A	81,330	1,240
	China Resources Microelectronics Ltd. Class A	191,777	1,239
	Guolian Minsheng Securities Co. Ltd. Class A	790,400	1,230
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,210
[2]	Blue Moon Group Holdings Ltd.	2,506,500	1,208
	Industrial Securities Co. Ltd. Class A	1,330,410	1,201
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	284,200	1,192
	Metallurgical Corp. of China Ltd. Class A	2,831,500	1,191
	Tsingtao Brewery Co. Ltd. Class A	125,083	1,179
	China Coal Energy Co. Ltd. Class A	717,838	1,177
	Huizhou Desay Sv Automotive Co. Ltd. Class A	83,300	1,173
	Imeik Technology Development Co. Ltd. Class A	45,460	1,169
*	Yonyou Network Technology Co. Ltd. Class A	531,162	1,165
	Huaneng Power International Inc. Class A	1,143,944	1,165
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	167,000	1,158
	Shanghai International Port Group Co. Ltd. Class A	1,473,900	1,153
	Yunnan Aluminium Co. Ltd. Class A	534,700	1,152
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,502,940	1,150
	Anhui Gujing Distillery Co. Ltd. Class A	59,688	1,142
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	1,140
*,2	CanSino Biologics Inc. Class H	199,859	1,134
[1,2]	Everbright Securities Co. Ltd. Class H	849,070	1,131
	Yutong Bus Co. Ltd. Class A	325,800	1,128
	Huayu Automotive Systems Co. Ltd. Class A	461,869	1,126
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,193,500	1,124
*	Tianqi Lithium Corp. Class A (XSEC)	211,884	1,123
	Gotion High-tech Co. Ltd. Class A	276,400	1,121
	COSCO SHIPPING Development Co. Ltd. Class H	7,512,713	1,119
[1]	Flat Glass Group Co. Ltd. Class H	861,649	1,118
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	256,260	1,115
[1,2]	ZJLD Group Inc.	1,301,000	1,109
*	Beijing Compass Technology Development Co. Ltd. Class A	90,000	1,105

		Shares	Market Value ($000)
	Shanghai Baosight Software Co. Ltd. Class A	322,200	1,105
	Isoftstone Information Technology Group Co. Ltd. Class A	145,200	1,104
*	Jinko Solar Co. Ltd. Class A	1,512,690	1,097
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	1,088
	Zheshang Securities Co. Ltd. Class A	689,600	1,087
	Zhejiang Dahua Technology Co. Ltd. Class A	477,600	1,077
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	407,044	1,077
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	240,100	1,073
*	Loongson Technology Corp. Ltd. Class A	58,981	1,072
	YTO Express Group Co. Ltd. Class A	523,600	1,071
*	Hopson Development Holdings Ltd.	2,211,947	1,065
*	China Greatwall Technology Group Co. Ltd. Class A	507,000	1,061
	Sun Art Retail Group Ltd.	4,005,500	1,056
	Huaqin Technology Co. Ltd. Class A	92,400	1,054
	Huagong Tech Co. Ltd. Class A	150,459	1,052
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	129,311	1,051
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	1,044
	Zhejiang Chint Electrics Co. Ltd. Class A	330,793	1,044
	SDIC Capital Co. Ltd. Class A	993,500	1,042
	Spring Airlines Co. Ltd. Class A	142,900	1,037
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	320,143	1,036
	ENN Natural Gas Co. Ltd. Class A	403,800	1,034
	Jiangsu King's Luck Brewery JSC Ltd. Class A	189,006	1,032
	Haisco Pharmaceutical Group Co. Ltd. Class A	133,400	1,030
	SooChow Securities Co. Ltd. Class A	776,206	1,029
	Towngas Smart Energy Co. Ltd.	2,023,307	1,028
	Shanjin International Gold Co. Ltd. Class A	410,040	1,026
	Shenzhen Expressway Corp. Ltd. Class H	1,185,782	1,020
*	Wuhan Guide Infrared Co. Ltd. Class A	625,095	1,019
	Giant Network Group Co. Ltd. Class A	309,300	1,018
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,016
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	1,016
*,2	BAIC Motor Corp. Ltd. Class H	3,714,436	1,015
	Zhongtai Securities Co. Ltd. Class A	1,091,978	1,011
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	1,010
*	Tianfeng Securities Co. Ltd. Class A	1,363,700	1,004
	National Silicon Industry Group Co. Ltd. Class A	389,285	1,003
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	72,902	1,002
	Ecovacs Robotics Co. Ltd. Class A	90,200	997
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	299,044	995
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	974,200	994
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	994
	Piotech Inc. Class A	42,129	994
	Sichuan Road & Bridge Co. Ltd. Class A	859,438	992
	China Jushi Co. Ltd. Class A	575,453	989
*	China National Chemical Engineering Co. Ltd. Class A	891,800	989
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	877,618	988
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	352,600	986
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,022,800	979
	Huadian Power International Corp. Ltd. Class A	1,322,795	975
	Goneo Group Co. Ltd. Class A	147,773	967
	Beijing Roborock Technology Co. Ltd. Class A	40,261	966
	Ningbo Deye Technology Co. Class A	135,646	962
	Huaneng Lancang River Hydropower Inc. Class A	742,700	959
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,326,500	957
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,983,158	956
	Sangfor Technologies Inc. Class A	63,699	952
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	634,439	949
	Beijing New Building Materials plc Class A	262,096	949
	Pharmaron Beijing Co. Ltd. Class A	220,978	949
*	Jiangsu Hoperun Software Co. Ltd. Class A	129,100	948
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,032,234	946
	BOC International China Co. Ltd. Class A	447,600	946
	Sinoma Science & Technology Co. Ltd. Class A	241,600	945
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,274,300	944
*	Xinjiang Daqo New Energy Co. Ltd. Class A	262,971	944
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	935
	Zangge Mining Co. Ltd. Class A	145,996	931
	Sichuan Changhong Electric Co. Ltd. Class A	678,800	930
	Wingtech Technology Co. Ltd. Class A	180,800	927

		Shares	Market Value ($000)
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	68,856	927
	Nexchip Semiconductor Corp. Class A	306,775	926
	Hangzhou Silan Microelectronics Co. Ltd. Class A	260,900	925
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	922
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	919
	Changchun High-Tech Industry Group Co. Ltd. Class A	62,782	918
	Hainan Airport Infrastructure Co. Ltd. Class A	1,680,223	915
	Jiangxi Copper Co. Ltd. Class A	292,276	911
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	117,977	909
	Yunnan Yuntianhua Co. Ltd. Class A	265,496	908
*	CCOOP Group Co. Ltd. Class A	2,811,600	900
	Tianshan Aluminum Group Co. Ltd. Class A	709,400	897
	Kingnet Network Co. Ltd. Class A	350,900	893
	Yealink Network Technology Corp. Ltd. Class A	191,595	891
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	889
	Changjiang Securities Co. Ltd. Class A	868,686	888
	Hoshine Silicon Industry Co. Ltd. Class A	121,200	886
*	Kunlun Tech Co. Ltd. Class A	177,400	883
*	China Rare Earth Resources & Technology Co. Ltd. Class A	149,700	880
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	869
	SG Micro Corp. Class A (XSHE)	87,457	864
	Hengtong Optic-electric Co. Ltd. Class A	390,100	862
	Shenghe Resources Holding Co. Ltd. Class A	285,100	861
	Caitong Securities Co. Ltd. Class A	756,077	849
*	China National Software & Service Co. Ltd. Class A	128,697	845
	Bank of Changsha Co. Ltd. Class A	614,000	843
	New Hope Liuhe Co. Ltd. Class A	630,900	842
	Maxscend Microelectronics Co. Ltd. Class A	81,608	840
	CGN Power Co. Ltd. Class A	1,641,700	839
	Bestechnic Shanghai Co. Ltd. Class A	24,976	832
	Sailun Group Co. Ltd. Class A	464,600	831
	Hunan Valin Steel Co. Ltd. Class A	1,056,100	830
*	Angang Steel Co. Ltd. Class H	2,898,568	829
[1,2]	Angelalign Technology Inc.	110,767	829
	Shenergy Co. Ltd. Class A	728,600	827
	TongFu Microelectronics Co. Ltd. Class A	212,100	826
	Western Mining Co. Ltd. Class A	356,700	826
	Shandong Sun Paper Industry JSC Ltd. Class A	426,400	825
	Hwatsing Technology Co. Ltd. Class A	53,827	824
	Bank of Suzhou Co. Ltd. Class A	693,860	823
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	820
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	820
	Chifeng Jilong Gold Mining Co. Ltd. Class A	257,600	819
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	219,100	817
	Lee & Man Paper Manufacturing Ltd.	2,462,583	816
	Hangzhou First Applied Material Co. Ltd. Class A	400,170	812
	Mango Excellent Media Co. Ltd. Class A	264,729	809
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	351,100	808
[1]	Central China Securities Co. Ltd. Class H	2,314,621	808
	Accelink Technologies Co. Ltd. Class A	112,200	806
	LB Group Co. Ltd. Class A	340,500	805
[1]	Huaxin Cement Co. Ltd. Class H	490,400	804
	Huafon Chemical Co. Ltd. Class A	769,700	802
	Asymchem Laboratories Tianjin Co. Ltd. Class A	50,440	800
	APT Medical Inc. Class A	20,271	800
	Citic Pacific Special Steel Group Co. Ltd. Class A	445,053	799
	Guangzhou Automobile Group Co. Ltd. Class A	762,930	799
	Guanghui Energy Co. Ltd. Class A	1,058,200	796
	Xiamen Tungsten Co. Ltd. Class A	246,699	795
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	43,643	795
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	139,398	793
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	788
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	321,100	788
	China Great Wall Securities Co. Ltd. Class A	642,400	786
	Glarun Technology Co. Ltd. Class A	186,800	785
*	Maanshan Iron & Steel Co. Ltd. Class H	2,828,000	784
	Guangshen Railway Co. Ltd. Class H	3,142,100	783
	Dongxing Securities Co. Ltd. Class A	506,792	783
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	781
	Datang International Power Generation Co. Ltd. Class A	1,646,400	779

		Shares	Market Value ($000)
	Sunwoda Electronic Co. Ltd. Class A	259,900	775
	Beijing Yanjing Brewery Co. Ltd. Class A	449,200	775
	Sinolink Securities Co. Ltd. Class A	601,000	774
	Western Securities Co. Ltd. Class A	662,694	770
*	United Nova Technology Co. Ltd. Class A	1,100,715	768
	China Railway Signal & Communication Corp. Ltd. Class A	1,043,519	766
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	765
	GalaxyCore Inc. Class A	356,844	757
	Wolong Electric Group Co. Ltd. Class A	238,560	755
*	OFILM Group Co. Ltd. Class A	479,400	750
	Goldwind Science & Technology Co. Ltd. Class A	560,097	750
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	750
*	Chongqing Qianli Technology Co. Ltd. Class A	658,000	749
*	Jinduicheng Molybdenum Co. Ltd. Class A	418,200	747
	Guoyuan Securities Co. Ltd. Class A	631,751	745
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	230,200	741
	Supcon Technology Co. Ltd. Class A	111,845	741
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	738
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	737,214	735
*	AVIC Chengdu UAS Co. Ltd. Class A	88,264	733
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	301,186	732
*	Cathay Biotech Inc. Class A	109,770	732
*	ACM Research Shanghai Inc. Class A	42,163	730
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	521,700	728
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	119,857	727
*	ASR Microelectronics Co. Ltd. Class A	59,491	727
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	909,670	725
	DHC Software Co. Ltd. Class A	564,000	725
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	725
	Humanwell Healthcare Group Co. Ltd. Class A	238,300	721
*	JA Solar Technology Co. Ltd. Class A	469,089	719
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	148,300	718
	Shengyi Electronics Co. Ltd. Class A	97,309	714
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	43,100	709
*,2	China Bohai Bank Co. Ltd. Class H	5,405,083	709
	Tianshui Huatian Technology Co. Ltd. Class A	507,600	705
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	703
	Newland Digital Technology Co. Ltd. Class A	169,699	702
	Meihua Holdings Group Co. Ltd. Class A	449,300	702
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	694
*	Xiangcai Co. Ltd. Class A	456,700	690
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	298,700	685
	CSI Solar Co. Ltd. Class A	552,987	685
	Flat Glass Group Co. Ltd. Class A	303,195	684
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,924,289	684
	Beijing Ultrapower Software Co. Ltd. Class A	390,600	683
	GRG Banking Equipment Co. Ltd. Class A	371,287	681
	Ingenic Semiconductor Co. Ltd. Class A	73,800	681
*	Trina Solar Co. Ltd. Class A	316,234	680
	Nanjing Securities Co. Ltd. Class A	594,200	679
[2]	Joinn Laboratories China Co. Ltd. Class H	223,663	679
	Western Superconducting Technologies Co. Ltd. Class A	89,566	678
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	677
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	255,788	676
	Wangsu Science & Technology Co. Ltd. Class A	445,600	674
	Capital Securities Co. Ltd. Class A	243,400	674
	Jiangsu Financial Leasing Co. Ltd. Class A	838,100	673
	Cinda Securities Co. Ltd. Class A	296,400	671
	Youngor Group Co. Ltd. Class A	655,000	668
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	212,400	663
	Hisense Visual Technology Co. Ltd. Class A	210,100	663
*	North Industries Group Red Arrow Co. Ltd. Class A	218,900	662
	Zhejiang Longsheng Group Co. Ltd. Class A	449,700	661
	Dong-E-E-Jiao Co. Ltd. Class A	92,000	660
	JL Mag Rare-Earth Co. Ltd. Class A	173,818	660
*,3	Quzhou Xin'an Development Co. Ltd. Class A	1,161,800	658
	China XD Electric Co. Ltd. Class A	723,522	658
	Shenzhen Longsys Electronics Co. Ltd. Class A	53,200	656
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	653
	First Capital Securities Co. Ltd. Class A	636,700	653

		Shares	Market Value ($000)
*	Seazen Holdings Co. Ltd. Class A	321,597	651
	GEM Co. Ltd. Class A	725,598	649
	Beijing Sinnet Technology Co. Ltd. Class A	319,800	645
*	Shenzhen Infogem Technologies Co. Ltd. Class A	113,088	643
	Guangzhou Haige Communications Group Inc. Co. Class A	349,000	641
	Huaibei Mining Holdings Co. Ltd. Class A	375,900	641
*	Ninestar Corp. Class A	195,225	637
	HLA Group Corp. Ltd. Class A	666,353	631
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	618,585	630
	All Winner Technology Co. Ltd. Class A	113,126	624
	China Film Group Co. Ltd. Class A	337,766	623
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	620
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	619
	Hualan Biological Engineering Inc. Class A	267,864	617
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	617
*	Yunnan Energy New Material Co. Ltd. Class A	150,310	616
	Skshu Paint Co. Ltd. Class A	115,403	614
	Wintime Energy Group Co. Ltd. Class A	3,091,400	613
	AVICOPTER plc Class A	111,300	612
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	403,400	612
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	612
	CNGR Advanced Material Co. Ltd. Class A	130,612	611
*	Hangzhou Iron & Steel Co. Class A	495,900	611
	Perfect World Co. Ltd. Class A	302,200	610
	CNOOC Energy Technology & Services Ltd. Class A	1,082,200	609
	SPIC Industry-Finance Holdings Co. Ltd. Class A	652,200	607
	Hongta Securities Co. Ltd. Class A	504,000	606
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	606
	Shanghai M&G Stationery Inc. Class A	141,500	605
	Xiamen C & D Inc. Class A	428,300	604
*	Amlogic Shanghai Co. Ltd. Class A	60,336	604
*	Shanghai Junshi Biosciences Co. Ltd. Class A	113,129	602
	Huaxi Securities Co. Ltd. Class A	432,000	601
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	596
*	MGI Tech Co. Ltd. Class A	62,452	595
	Oppein Home Group Inc. Class A	82,851	593
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	183,400	592
	Angel Yeast Co. Ltd. Class A	124,200	592
	Livzon Pharmaceutical Group Inc. Class A	101,400	591
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	187,697	590
	Shenzhen Huaqiang Industry Co. Ltd. Class A	164,300	589
	Shenzhen Energy Group Co. Ltd. Class A	651,220	589
	Anhui Yingjia Distillery Co. Ltd. Class A	103,200	588
*	BeOne Medicines Ltd. Class A	17,882	586
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	584
	Tongkun Group Co. Ltd. Class A	339,000	583
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	582
*	Qi An Xin Technology Group Inc. Class A	116,523	582
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	580
*	Guosheng Financial Holding Inc. Class A	274,000	580
	Hunan Gold Corp. Ltd. Class A	234,910	579
	Raytron Technology Co. Ltd. Class A	63,780	579
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	578
	Thunder Software Technology Co. Ltd. Class A	71,100	577
	Tian Di Science & Technology Co. Ltd. Class A	673,800	577
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	260,200	573
	JCHX Mining Management Co. Ltd. Class A	87,432	573
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	571
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	173,114	569
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	292,400	568
	Betta Pharmaceuticals Co. Ltd. Class A	63,500	567
	Winning Health Technology Group Co. Ltd. Class A	376,080	566
	China Oilfield Services Ltd. Class A	292,289	566
	Southwest Securities Co. Ltd. Class A	893,700	563
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	562
	Baimtec Material Co. Ltd. Class A	70,621	561
	Sunresin New Materials Co. Ltd. Class A	78,000	560
	Bethel Automotive Safety Systems Co. Ltd. Class A	85,680	559
	Zhejiang Crystal-Optech Co. Ltd. Class A	193,196	558
	RoboTechnik Intelligent Technology Co. Ltd. Class A	22,400	558

		Shares	Market Value ($000)
*	China TransInfo Technology Co. Ltd. Class A	376,100	557
	Weihai Guangwei Composites Co. Ltd. Class A	132,420	557
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	992,400	555
	Shanghai Electric Power Co. Ltd. Class A	422,000	555
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	555
	Leo Group Co. Ltd. Class A	1,041,900	554
	Heilongjiang Agriculture Co. Ltd. Class A	266,300	554
	AIMA Technology Group Co. Ltd. Class A	115,200	554
	Huali Industrial Group Co. Ltd. Class A	76,198	552
*	Remegen Co. Ltd. Class A	62,180	552
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	547
	Yunnan Tin Co. Ltd. Class A	221,500	547
	TangShan Port Group Co. Ltd. Class A	970,529	546
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	546
	Huaan Securities Co. Ltd. Class A	648,700	545
*	Hua Hong Semiconductor Ltd. Class A	65,505	545
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	544
	Beijing Jingneng Power Co. Ltd. Class A	921,700	544
	BOE Technology Group Co. Ltd. Class B	1,580,515	542
	Juneyao Airlines Co. Ltd. Class A	319,218	542
*	Shenzhen Investment Ltd.	4,731,151	541
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	540
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	204,800	539
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	537
	G-bits Network Technology Xiamen Co. Ltd. Class A	11,400	537
	Fujian Funeng Co. Ltd. Class A	407,340	535
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	143,500	535
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	534
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	703,800	534
*	Greenland Holdings Corp. Ltd. Class A	1,993,300	533
	Chongqing Brewery Co. Ltd. Class A	69,400	533
	Zhejiang Dingli Machinery Co. Ltd. Class A	77,654	532
	Bloomage Biotechnology Corp. Ltd. Class A	73,873	532
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	158,892	531
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	531
	Jointown Pharmaceutical Group Co. Ltd. Class A	713,484	531
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	169,597	528
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	75,425	528
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	527
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	526
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	526
*	Sinopec Oilfield Service Corp. Class H	5,208,803	525
	BBMG Corp. Class H	5,067,085	521
	China National Medicines Corp. Ltd. Class A	127,500	521
	CSG Holding Co. Ltd. Class B	2,197,752	520
	Minmetals Capital Co. Ltd. Class A	626,100	520
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	519
*	NavInfo Co. Ltd. Class A	445,996	519
	Intco Medical Technology Co. Ltd. Class A	108,910	519
*	Pacific Securities Co. Ltd. Class A	928,800	517
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	21,586	517
	Sealand Securities Co. Ltd. Class A	886,140	516
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	516
*	Caida Securities Co. Ltd. Class A	523,000	515
	Zhejiang Supor Co. Ltd. Class A	70,976	511
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	511
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,191,290	510
	Sinomine Resource Group Co. Ltd. Class A	101,580	510
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	508
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	504
	Sinoma International Engineering Co. Class A	400,000	504
	Ming Yang Smart Energy Group Ltd. Class A	326,600	503
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	502
	Wanxiang Qianchao Co. Ltd. Class A	479,233	502
	China Zhenhua Group Science & Technology Co. Ltd. Class A	76,000	501
	Ningbo Joyson Electronic Corp. Class A	197,500	501
*	Wanda Film Holding Co. Ltd. Class A	308,599	501
	Zhejiang Hailiang Co. Ltd. Class A	329,100	500
	YUNDA Holding Group Co. Ltd. Class A	473,970	500
	Shandong Linglong Tyre Co. Ltd. Class A	236,200	499

		Shares	Market Value ($000)
	Shenzhen SED Industry Co. Ltd. Class A	159,100	497
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	114,700	496
	Yunnan Copper Co. Ltd. Class A	276,000	495
*	Grandjoy Holdings Group Co. Ltd. Class A	1,183,288	495
	Shanghai Construction Group Co. Ltd. Class A	1,474,000	495
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	494
	Xiamen Faratronic Co. Ltd. Class A	32,300	493
	Taiji Computer Corp. Ltd. Class A	142,998	492
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	492
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	166,600	492
	Oriental Pearl Group Co. Ltd. Class A	457,500	489
	Jizhong Energy Resources Co. Ltd. Class A	588,803	488
	Jiangsu Expressway Co. Ltd. Class A	246,275	485
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	504,280	485
*	SICC Co. Ltd. Class A	59,095	484
	Shanghai Lingang Holdings Corp. Ltd. Class A	376,288	483
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	157,500	482
	Offshore Oil Engineering Co. Ltd. Class A	627,100	480
	Hisense Home Appliances Group Co. Ltd. Class A	134,500	479
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	157,477	479
	Hengyi Petrochemical Co. Ltd. Class A	574,400	478
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	478
*	Angang Steel Co. Ltd. Class A	1,249,900	476
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	144,756	476
	COSCO SHIPPING Development Co. Ltd. Class A	1,377,840	476
*	Shandong Hi-speed Co. Ltd. Class A	338,700	474
	Zhefu Holding Group Co. Ltd. Class A	935,000	471
	CETC Cyberspace Security Technology Co. Ltd. Class A	185,898	471
	Songcheng Performance Development Co. Ltd. Class A	394,720	468
*	Rising Nonferrous Metals Share Co. Ltd. Class A	55,000	468
*	Tianma Microelectronics Co. Ltd. Class A	364,666	467
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	466
	Liaoning Port Co. Ltd. Class A	2,183,500	463
	Weifu High-Technology Group Co. Ltd. Class B	284,162	462
	China South Publishing & Media Group Co. Ltd. Class A	258,821	462
	Yili Chuanning Biotechnology Co. Ltd. Class A	267,000	462
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	461
*	Tsinghua Tongfang Co. Ltd. Class A	450,300	461
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	94,697	460
	Luxi Chemical Group Co. Ltd. Class A	283,800	458
	Inner Mongolia Berun Chemical Co. Ltd. Class A	572,200	458
	Joinn Laboratories China Co. Ltd. Class A	103,428	457
	Shanxi Securities Co. Ltd. Class A	533,990	456
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	456
	State Grid Yingda Co. Ltd. Class A	617,606	456
	Shenzhen Sunway Communication Co. Ltd. Class A	137,600	455
	Longshine Technology Group Co. Ltd. Class A	161,400	455
	Bank of Guiyang Co. Ltd. Class A	508,200	451
	Xuji Electric Co. Ltd. Class A	142,800	450
	Anhui Kouzi Distillery Co. Ltd. Class A	97,300	449
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	448
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	448
	Autobio Diagnostics Co. Ltd. Class A	80,965	447
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	445
	Hesteel Co. Ltd. Class A	1,336,700	445
	Sany Renewable Energy Co. Ltd. Class A	129,163	444
	Ruijie Networks Co. Ltd. Class A	50,540	444
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	443
	Shenzhen SC New Energy Technology Corp. Class A	57,800	442
	Qingdao Rural Commercial Bank Corp. Class A	907,900	441
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	166,991	441
	Autel Intelligent Technology Corp. Ltd. Class A	91,408	441
	China International Marine Containers Group Co. Ltd. Class A	385,540	440
	People.cn Co. Ltd. Class A	155,681	440
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	439
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	439
	STO Express Co. Ltd. Class A	207,099	438
*	Ningbo Shanshan Co. Ltd. Class A	314,000	438
*	Beiqi Foton Motor Co. Ltd. Class A	1,175,000	438
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	437

		Shares	Market Value ($000)
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	148,100	435
	Sinotrans Ltd. Class A	584,900	432
*	China Baoan Group Co. Ltd. Class A	342,200	432
	YongXing Special Materials Technology Co. Ltd. Class A	88,710	431
	Aisino Corp. Class A	336,600	430
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	427
*	BGI Genomics Co. Ltd. Class A	57,791	427
	Ginlong Technologies Co. Ltd. Class A	54,314	427
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	426
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	177,372	426
	Qingdao Port International Co. Ltd. Class A	352,500	426
	China Southern Power Grid Energy Storage Co. Ltd. Class A	303,800	424
	Sichuan Swellfun Co. Ltd. Class A	73,600	423
	China Meheco Group Co. Ltd. Class A	275,020	421
	Shenzhen MTC Co. Ltd. Class A	671,146	419
*	Hytera Communications Corp. Ltd. Class A	256,000	418
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	415
	Xinfengming Group Co. Ltd. Class A	241,700	414
*	IRICO Display Devices Co. Ltd. Class A	485,500	414
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	413
	Jihua Group Corp. Ltd. Class A	734,100	413
	COFCO Sugar Holding Co. Ltd. Class A	302,800	412
	Anjoy Foods Group Co. Ltd. Class A	40,100	411
	Eastern Air Logistics Co. Ltd. Class A	210,498	411
	Beijing Shougang Co. Ltd. Class A	702,400	408
	Topchoice Medical Corp. Class A	63,556	406
	Haohua Chemical Science & Technology Co. Ltd. Class A	113,700	405
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	404
	FAW Jiefang Group Co. Ltd. Class A	417,386	403
	Huaxin Cement Co. Ltd. Class A	187,800	402
	Beijing Dabeinong Technology Group Co. Ltd. Class A	701,200	402
	Hubei Energy Group Co. Ltd. Class A	632,408	402
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	399
	Keda Industrial Group Co. Ltd. Class A	270,600	399
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	398
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	397
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	56,175	396
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	241,527	396
	Transfar Zhilian Co. Ltd. Class A	467,400	396
	Bank of Qingdao Co. Ltd. Class A	598,480	395
	Lakala Payment Co. Ltd. Class A	106,100	395
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	395
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	393
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	393
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	390
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	390
	Sinosoft Co. Ltd. Class A	141,448	390
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	390
	CITIC Heavy Industries Co. Ltd. Class A	604,200	390
	Zhuzhou Kibing Group Co. Ltd. Class A	450,000	389
*	Offcn Education Technology Co. Ltd. Class A	945,400	388
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	387
	By-health Co. Ltd. Class A	237,266	387
*	Ourpalm Co. Ltd. Class A	505,700	387
	Guangzhou Development Group Inc. Class A	438,700	387
	An Hui Wenergy Co. Ltd. Class A	390,900	386
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	386
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	123,220	386
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	385
	Walvax Biotechnology Co. Ltd. Class A	218,600	380
	StarPower Semiconductor Ltd. Class A	31,780	378
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	374
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	371
	Northeast Securities Co. Ltd. Class A	324,100	370
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	367
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	578,400	367
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	366
	CSSC Science & Technology Co. Ltd. Class A	208,600	365
	Fangda Carbon New Material Co. Ltd. Class A	549,716	365
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	365

		Shares	Market Value ($000)
*	Wonders Information Co. Ltd. Class A	330,100	365
	Winner Medical Co. Ltd. Class A	65,540	364
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	362
*	3peak Inc. Class A	18,238	361
	Shaanxi International Trust Co. Ltd. Class A	726,100	360
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	360
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	122,500	360
	CECEP Wind-Power Corp. Class A	864,890	360
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	360
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	357
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	356
	Fujian Sunner Development Co. Ltd. Class A	160,100	355
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	355
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	354
	BTG Hotels Group Co. Ltd. Class A	182,796	353
	Guobo Electronics Co. Ltd. Class A	40,553	352
	Leyard Optoelectronic Co. Ltd. Class A	419,800	351
	Sichuan New Energy Power Co. Ltd. Class A	252,100	351
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	351
*	Shanghai Bailian Group Co. Ltd. Class A	256,600	350
	China Merchants Port Group Co. Ltd. Class A	124,900	349
	Jafron Biomedical Co. Ltd. Class A	105,984	348
*	Easyhome New Retail Group Co. Ltd.Class A	845,400	348
	Levima Advanced Materials Corp. Class A	156,800	346
	Air China Cargo Co. Ltd. Class A	370,795	345
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	344
	Beijing United Information Technology Co. Ltd. Class A	104,255	344
	Shanghai Huayi Group Co. Ltd. Class A	298,700	344
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	521,500	342
	Zhongshan Public Utilities Group Co. Ltd. Class A	261,500	340
*	Gemdale Corp. Class A	649,600	339
	Tianjin Guangyu Development Co. Ltd. Class A	283,100	339
*	Vanchip Tianjin Technology Co. Ltd. Class A	75,165	339
	Goke Microelectronics Co. Ltd. Class A	29,100	338
	Bank of Xi'an Co. Ltd. Class A	634,000	338
*	TianShan Material Co. Ltd. Class A	459,500	337
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	337
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	335
	Shenzhen Aisidi Co. Ltd. Class A	192,100	334
	Central China Securities Co. Ltd. Class A	549,200	334
	Jiangsu Xukuang Energy Co. Ltd. Class A	478,700	334
	Beijing Originwater Technology Co. Ltd. Class A	516,100	331
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	234,719	331
	Laobaixing Pharmacy Chain JSC Class A	121,790	330
	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	328
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	327
	iRay Group Class A	27,635	327
	Xiamen Intretech Inc. Class A	130,080	326
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	234,800	325
	Baoji Titanium Industry Co. Ltd. Class A	75,823	325
	Keboda Technology Co. Ltd. Class A	44,796	323
	Shede Spirits Co. Ltd. Class A	44,800	322
	Harbin Boshi Automation Co. Ltd. Class A	142,800	321
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	174,783	321
	CECEP Solar Energy Co. Ltd. Class A	509,880	320
	Canmax Technologies Co. Ltd. Class A	114,920	318
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	316
	China National Accord Medicines Corp. Ltd. Class B	183,959	314
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	314
*	Alpha Group Class A	233,900	313
	Wangfujing Group Co. Ltd. Class A	162,000	313
	Liaoning Cheng Da Co. Ltd. Class A	190,500	312
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	311
	ORG Technology Co. Ltd. Class A	414,500	310
	Youzu Interactive Co. Ltd. Class A	151,300	310
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	310
*	Polaris Bay Group Co. Ltd. Class A	304,100	308
	Kaishan Group Co. Ltd. Class A	163,044	307
	JiuGui Liquor Co. Ltd. Class A	47,100	307
*	Sinopec Oilfield Service Corp. Class A	1,105,400	307

		Shares	Market Value ($000)
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	306
*	Oriental Energy Co. Ltd. Class A	214,100	305
	Weifu High-Technology Group Co. Ltd. Class A	113,700	304
	Shanghai Environment Group Co. Ltd. Class A	272,292	304
*	Sinochem International Corp. Class A	539,800	304
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	302
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	301
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	329,400	300
	Bluestar Adisseo Co. Class A	218,300	300
	Ovctek China Inc. Class A	120,520	299
	Chinalin Securities Co. Ltd. Class A	141,500	296
	Beijing Jetsen Technology Co. Ltd. Class A	370,800	295
	Lao Feng Xiang Co. Ltd. Class A	44,969	294
	Zhejiang Semir Garment Co. Ltd. Class A	396,800	293
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	293
	Zhejiang Medicine Co. Ltd. Class A	131,900	292
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,480	290
	Shanghai Jahwa United Co. Ltd. Class A	95,000	290
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	110,500	290
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	290
*	Digital China Information Service Co. Ltd. Class A	161,000	287
	Shandong Publishing & Media Co. Ltd. Class A	229,800	287
	Shenzhen Airport Co. Ltd. Class A	291,516	286
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	286
	Skyworth Digital Co. Ltd. Class A	180,300	286
	Guangshen Railway Co. Ltd. Class A	690,900	285
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	157,700	285
	Bank of Zhengzhou Co. Ltd. Class A	978,341	284
	China National Accord Medicines Corp. Ltd. Class A	79,910	283
	Tianneng Battery Group Co. Ltd. Class A	73,990	283
	Qingdao Hanhe Cable Co. Ltd. Class A	583,495	281
	Chongqing Department Store Co. Ltd. Class A	69,200	281
	Jiangsu Guoxin Corp. Ltd. Class A	272,245	280
	Bright Dairy & Food Co. Ltd. Class A	234,200	278
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	278
	CSG Holding Co. Ltd. Class A	416,900	277
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	277
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	438,300	276
*	Minmetals New Energy Materials Hunan Co. Ltd.	350,249	276
*	Guangzhou Port Co. Ltd. Class A	600,100	275
	Sichuan Teway Food Group Co. Ltd. Class A	174,744	274
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	176,700	274
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	274
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	104,394	273
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	273
*	Guangdong Golden Dragon Development Inc. Class A	136,800	272
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	272
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	270
	China Enterprise Co. Ltd. Class A	666,255	270
	Xiamen ITG Group Corp. Ltd. Class A	308,000	269
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	269
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	268
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	268
	DongFeng Automobile Co. Ltd. Class A	270,200	268
*	Addsino Co. Ltd. Class A	234,200	265
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	265
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	264
*	GCL System Integration Technology Co. Ltd. Class A	741,300	264
	China World Trade Center Co. Ltd. Class A	93,200	264
	CITIC Metal Co. Ltd. Class A	244,200	264
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	263
	Visual China Group Co. Ltd. Class A	87,900	263
	Deppon Logistics Co. Ltd. Class A	120,700	261
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	259
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	259
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	80,100	257
	Suofeiya Home Collection Co. Ltd. Class A	135,100	256
	Anhui Expressway Co. Ltd. Class A	117,100	256
	Dongguan Yiheda Automation Co. Ltd. Class A	79,220	256
	Xizang Zhufeng Resources Co. Ltd. Class A	156,100	255

		Shares	Market Value ($000)
*	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	254
	Tianjin Port Co. Ltd. Class A	394,636	253
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	70,500	252
	Shenzhen Gas Corp. Ltd. Class A	281,300	252
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	251
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	251
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	251
	Shanghai SMI Holding Co. Ltd. Class A	414,500	250
	Tangshan Jidong Cement Co. Ltd. Class A	365,900	247
*	Jiangxi Special Electric Class A	232,600	244
	Hoymiles Power Electronics Inc. Class A	17,184	244
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	243
	Sansure Biotech Inc. Class A	79,534	243
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	242
*	Porton Pharma Solutions Ltd. Class A	73,195	241
*	CanSino Biologics Inc. Class A	21,457	239
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	238
*	Huaihe Energy Group Co. Ltd. Class A	487,400	238
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	166,200	237
	Shandong Humon Smelting Co. Ltd. Class A	146,076	235
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	235
	Double Medical Technology Inc. Class A	38,300	235
	BBMG Corp. Class A	1,057,400	235
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	157,160	235
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	234
	Huaxia Eye Hospital Group Class A	83,700	234
	Harbin Hatou Investment Co. Ltd. Class A	253,629	234
	Hangzhou Shunwang Technology Co. Ltd. Class A	85,800	232
	CMST Development Co. Ltd. Class A	284,100	232
	Hainan Mining Co. Ltd. Class A	210,600	232
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	230
*	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	228
	Three Squirrels Inc. Class A	63,100	227
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	226
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	226
	Inmyshow Digital Technology Group Co. Ltd. Class A	318,200	225
*	Suzhou Centec Communications Co. Ltd. Class A	23,599	225
*	Hongyuan Green Energy Co. Ltd. Class A	83,300	224
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	223
	Dongguan Development Holdings Co. Ltd. Class A	145,600	223
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	157,100	221
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	221
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	220
	Shanghai Huayi Group Co. Ltd. Class B	421,647	220
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	220
	Yangling Metron New Material Inc. Class A	110,460	220
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	219
*	Jiangling Motors Corp. Ltd. Class A	74,254	218
	Rizhao Port Co. Ltd. Class A	491,500	218
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	217
	Chongqing Water Group Co. Ltd. Class A	330,700	217
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	217
	Neusoft Corp. Class A	159,000	217
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	217
*	Far East Smarter Energy Co. Ltd. Class A	280,600	216
	Toly Bread Co. Ltd. Class A	281,854	215
*	Zhejiang Yongtai Technology Co. Ltd. Class A	119,415	215
	Guangxi Guiguan Electric Power Co. Ltd. Class A	243,360	215
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	214
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	214
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	213
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	211
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	208
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	208
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	207
	Anhui Xinhua Media Co. Ltd. Class A	220,000	207
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	207
	Maccura Biotechnology Co. Ltd. Class A	116,100	206
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	206
	Dian Diagnostics Group Co. Ltd. Class A	92,200	206

		Shares	Market Value ($000)
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	206
	Fushun Special Steel Co. Ltd. Class A	263,500	206
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	205
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	204
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	204
	Valiant Co. Ltd. Class A	115,600	203
	Shenzhen Agricultural Power Group Co. Ltd. Class A	223,300	202
*	Chengdu XGimi Technology Co. Ltd.	12,751	201
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	200
	China West Construction Group Co. Ltd. Class A	221,300	198
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	196
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	195
	North China Pharmaceutical Co. Ltd. Class A	203,500	195
	Hunan Corun New Energy Co. Ltd. Class A	246,100	193
	Zhejiang Runtu Co. Ltd. Class A	181,405	192
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	190
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	188
	Camel Group Co. Ltd. Class A	148,270	187
	Pylon Technologies Co. Ltd. Class A	31,301	186
*	Daan Gene Co. Ltd. Class A	192,016	185
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	185
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	185
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	184
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	184
	Luenmei Quantum Co. Ltd. Class A	219,200	183
	Zhejiang HangKe Technology Inc. Co. Class A	66,043	183
	Topsec Technologies Group Inc. Class A	163,600	182
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	464,100	182
	Shenzhen Expressway Corp. Ltd. Class A	126,300	181
	Triangle Tyre Co. Ltd. Class A	94,400	181
	Juewei Food Co. Ltd. Class A	83,294	176
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	176
	Youngy Co. Ltd. Class A	36,300	174
*	Cinda Real Estate Co. Ltd. Class A	318,983	171
	Shanying International Holding Co. Ltd. Class A	647,200	170
	Huabao Flavours & Fragrances Co. Ltd. Class A	64,200	169
*	C&S Paper Co. Ltd. Class A	158,800	167
	Guangdong South New Media Co. Ltd. Class A	29,300	167
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	164
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	164
*	GoodWe Technologies Co. Ltd. Class A	28,123	163
	NanJi E-Commerce Co. Ltd. Class A	314,099	162
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	159
*	Shanghai AJ Group Co. Ltd. Class A	189,933	159
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	157
*	Huapont Life Sciences Co. Ltd. Class A	257,600	157
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	157
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	155
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	154
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	72,700	152
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	150
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	149
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	48,600	149
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	149
	Autohome Inc. Class A	22,173	148
*	Financial Street Holdings Co. Ltd. Class A	360,690	147
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	142
	Greattown Holdings Ltd. Class A	316,500	137
	Joyoung Co. Ltd. Class A	95,700	134
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	25,600	134
*	ADAMA Ltd. Class A	134,900	133
	Qinhuangdao Port Co. Ltd. Class A	294,000	132
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	127
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	125
*	Beijing Capital Development Co. Ltd. Class A	340,513	124
	Opple Lighting Co. Ltd. Class A	47,874	123
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	118
	KingClean Electric Co. Ltd. Class A	35,714	114
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	109
	Yuneng Technology Co. Ltd. Class A	17,012	104

		Shares	Market Value ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A	527,066	103
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	100
	Rongan Property Co. Ltd. Class A	245,300	64
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	33
*,3	Yango Group Co. Ltd. Class A	522,797	—
			6,306,546
Colombia (0.0%)
	Grupo Cibest SA ADR	225,896	9,808
	Interconexion Electrica SA ESP	828,456	4,156
	Cementos Argos SA	1,204,288	3,159
	Ecopetrol SA	5,689,719	2,386
[1]	Ecopetrol SA ADR	200,541	1,685
			21,194
Czech Republic (0.0%)
	CEZ A/S	301,538	17,471
	Komercni banka A/S	164,022	7,813
[2]	Moneta Money Bank A/S	549,494	3,822
	Colt CZ Group SE	35,067	1,183
			30,289
Denmark (1.1%)
	Novo Nordisk A/S Class B	6,899,328	320,874
	DSV A/S	412,859	92,516
	Danske Bank A/S	1,396,232	55,391
	Novonesis Novozymes B Class B	752,153	48,662
	Vestas Wind Systems A/S	2,181,045	39,822
*	Genmab A/S	135,007	29,067
	Pandora A/S	167,896	27,719
	Carlsberg A/S Class B	198,994	24,808
	Coloplast A/S Class B	266,358	24,327
	AP Moller - Maersk A/S Class B	8,872	17,520
	Tryg A/S	664,804	16,036
*,2	Orsted A/S	316,811	14,932
	AP Moller - Maersk A/S Class A	5,597	10,982
*	Zealand Pharma A/S	153,038	7,918
	ROCKWOOL A/S Class B	170,541	7,473
*	Demant A/S	182,499	6,914
	H Lundbeck A/S	540,130	2,814
	H Lundbeck A/S Class A	124,308	556
			748,331
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	4,950,550	9,591
Finland (0.6%)
	Nordea Bank Abp	5,225,418	76,295
	Sampo OYJ Class A (XHEL)	5,116,758	54,922
	Nokia OYJ	10,869,088	44,295
	Kone OYJ Class B	674,653	41,429
	UPM-Kymmene OYJ	1,121,049	29,055
	Nordea Bank Abp (XHEL)	1,888,426	27,555
	Wartsila OYJ Abp	982,891	27,156
	Metso OYJ	1,496,499	18,795
	Orion OYJ Class B	227,178	18,188
	Fortum OYJ	906,274	16,626
	Elisa OYJ	303,106	15,596
	Neste OYJ	888,493	14,023
	Stora Enso OYJ Class R	1,257,209	12,936
	Kesko OYJ Class B	573,672	12,477
	Valmet OYJ	306,924	11,074
			420,422
France (6.4%)
	Schneider Electric SE	1,173,052	303,578
	LVMH Moet Hennessy Louis Vuitton SE	552,179	296,416
	TotalEnergies SE	4,403,649	261,865
	Airbus SE	1,265,080	254,351
	Safran SA	752,513	248,142
	Sanofi SA	2,322,661	208,507
	BNP Paribas SA	2,166,293	197,519
	EssilorLuxottica SA	623,990	185,546

		Shares	Market Value ($000)
	AXA SA	3,765,341	182,879
	Hermes International SCA	73,682	180,188
*	L'Oreal SA Loyalty Shares	348,321	154,126
	Vinci SA	1,079,934	150,012
*	Air Liquide SA Loyalty Shares	756,899	148,910
	Cie de Saint-Gobain SA	978,669	112,270
	Danone SA	1,371,040	112,202
	Societe Generale SA	1,553,266	99,143
	Air Liquide SA (XPAR)	447,775	88,094
	Legrand SA	544,367	80,407
	Orange SA	4,510,525	68,610
	L'Oreal SA (XPAR)	147,509	65,270
	Cie Generale des Etablissements Michelin SCA	1,498,450	53,310
	Thales SA	193,312	52,000
	Capgemini SE	335,599	49,963
*	Engie SA Loyalty Shares	2,201,433	49,484
	Dassault Systemes SE	1,433,164	47,081
	Publicis Groupe SA	493,541	45,101
	Veolia Environnement SA	1,306,350	44,271
	Pernod Ricard SA	413,346	42,479
	Kering SA	151,949	37,310
	Credit Agricole SA	2,005,384	36,908
	STMicroelectronics NV	1,393,968	35,426
	Engie SA (XPAR)	1,377,908	30,973
[2]	Euronext NV	187,609	30,240
	Accor SA	477,743	24,214
	Bureau Veritas SA	708,924	21,832
*	Unibail-Rodamco-Westfield	208,459	20,208
	Eiffage SA	148,537	19,939
	Eurofins Scientific SE	243,616	18,657
*	Alstom SA	771,020	18,085
	Carrefour SA	1,202,340	17,231
	Klepierre SA	450,377	17,192
	Bouygues SA	405,526	16,698
	Renault SA	402,714	14,901
	Edenred SE	520,766	14,872
	Rexel SA	483,714	14,620
	BioMerieux	95,168	13,617
	Getlink SE	743,637	13,487
	SCOR SE	377,293	12,291
	Sartorius Stedim Biotech	60,102	12,010
	Dassault Aviation SA	37,954	11,817
	Teleperformance SE	116,133	11,322
	Gecina SA	111,283	10,936
	Aeroports de Paris SA	85,052	10,323
[2]	Amundi SA	125,617	9,283
	Ipsen SA	76,051	8,961
	Arkema SA	130,218	8,855
	Bollore SE	1,499,377	8,649
*	Air Liquide SA (XETR)	42,623	8,386
	Covivio SA	114,704	7,426
	FDJ UNITED	223,166	6,961
*	Sodexo SA ACT Loyalty Shares	109,223	6,496
[2]	Ayvens SA	526,268	5,655
	Wendel SE	54,969	5,151
*	Eurazeo SE Prime DE Fidelite	68,324	4,009
	Sodexo SA (XPAR)	54,862	3,263
*	Engie SA Prime de fidelite 2026	127,790	2,872
*	Engie SA	108,963	2,449
*	SEB SA Loyalty Shares	31,871	2,328
	SEB SA (XPAR)	20,697	1,512
	Eurazeo SE (XPAR)	20,558	1,206
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	374
*	Sodexo SA (Loyalty Line 2025)	5,047	300
*	SEB SA	2,673	195
			4,361,164
Germany (5.9%)
	SAP SE	2,226,238	636,605
	Siemens AG (Registered)	1,589,735	404,910

		Shares	Market Value ($000)
	Allianz SE (Registered)	836,000	330,368
	Deutsche Telekom AG (Registered)	7,126,597	255,602
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	283,057	185,309
	Rheinmetall AG	92,553	183,208
*	Siemens Energy AG	1,375,745	159,282
	Deutsche Bank AG (Registered)	3,932,236	129,514
	Deutsche Boerse AG	398,195	115,233
	Infineon Technologies AG	2,816,717	110,649
	BASF SE	1,934,772	94,822
	Mercedes-Benz Group AG	1,634,653	92,554
	Deutsche Post AG	2,051,147	91,903
	E.ON SE	4,803,411	87,630
	adidas AG	361,270	69,049
	Bayer AG (Registered)	2,131,117	66,281
	Commerzbank AG	1,816,715	66,248
	Heidelberg Materials AG	273,160	63,016
	RWE AG	1,440,428	59,094
	Bayerische Motoren Werke AG (XETR)	618,683	58,869
	Daimler Truck Holding AG	1,080,236	52,548
	MTU Aero Engines AG	116,598	50,295
	Vonovia SE	1,518,054	47,114
	Fresenius SE & Co. KGaA	892,019	42,577
	Hannover Rueck SE	130,172	39,487
	Merck KGaA	279,892	34,982
[2]	Siemens Healthineers AG	641,910	34,575
	Symrise AG	287,755	26,084
	Beiersdorf AG	203,889	25,336
*	Covestro AG	366,016	24,805
	Fresenius Medical Care AG	455,007	23,079
	QIAGEN NV	461,429	22,880
	GEA Group AG	317,892	22,834
[2]	Scout24 SE	152,615	20,396
	Continental AG	235,156	20,085
	Nemetschek SE	123,743	18,437
	Talanx AG	130,740	17,329
	Brenntag SE	267,317	16,584
	Henkel AG & Co. KGaA (XTER)	211,222	15,020
*,2	Zalando SE	506,638	14,773
	Knorr-Bremse AG	143,681	14,340
*,2	Delivery Hero SE	476,270	14,214
	CTS Eventim AG & Co. KGaA	124,552	14,065
	LEG Immobilien SE (XETR)	161,572	12,825
	Deutsche Lufthansa AG (Registered)	1,310,200	11,235
	Evonik Industries AG	545,196	10,827
	KION Group AG	150,322	9,241
	Rational AG	11,168	8,621
[1]	Bechtle AG	180,530	7,836
	HOCHTIEF AG	32,220	7,021
	Volkswagen AG	61,095	6,515
*	Fraport AG Frankfurt Airport Services Worldwide	78,203	5,820
[1]	Puma SE	219,814	4,647
[1]	Traton SE	132,698	4,540
[1]	Carl Zeiss Meditec AG (Bearer)	75,068	4,139
[2]	DWS Group GmbH & Co. KGaA	65,264	3,908
	Fielmann Group AG	49,689	3,148
	RTL Group SA	78,811	3,106
[1]	Wacker Chemie AG	36,675	2,730
*,1,2	Covestro AG (XTER)	38,606	2,660
	Deutsche Wohnen SE	103,591	2,628
	FUCHS SE	70,314	2,473
			3,985,905
Greece (0.2%)
	National Bank of Greece SA	1,814,880	25,315
	Eurobank Ergasias Services & Holdings SA Class A	5,372,593	19,719
	Piraeus Financial Holdings SA	2,356,475	18,120
	Alpha Bank SA	4,550,760	17,034
	Metlen Energy & Metals SA	234,285	12,888
	OPAP SA	371,127	8,312
	JUMBO SA	239,524	8,079

		Shares	Market Value ($000)
	Public Power Corp. SA	391,510	6,350
	Hellenic Telecommunications Organization SA	323,109	5,856
	Motor Oil Hellas Corinth Refineries SA	135,738	3,889
	GEK TERNA SA	147,038	3,629
	Titan SA	76,579	3,157
	Optima bank SA	381,720	3,143
	Athens International Airport SA	156,402	1,784
	HELLENiQ ENERGY Holdings SA	190,292	1,671
	Cenergy Holdings SA	131,018	1,528
*	LAMDA Development SA	163,159	1,239
	Aegean Airlines SA	84,395	1,214
	Holding Co. ADMIE IPTO SA	240,220	905
	Sarantis SA	58,908	900
*	Aktor SA Holding Co. Technical & Energy Projects	117,171	833
*	Piraeus Port Authority SA	13,864	761
*	Intralot SA-Integrated Information Systems & Gaming Services	543,246	686
	Athens Water Supply & Sewage Co. SA	79,168	663
	Viohalco SA	88,392	611
	Autohellas Tourist & Trading SA	37,932	460
	Quest Holdings SA	49,530	413
	Ellaktor SA	165,836	251
			149,410
Hong Kong (1.4%)
	AIA Group Ltd.	23,172,011	216,060
	Hong Kong Exchanges & Clearing Ltd.	2,587,655	140,041
	CK Hutchison Holdings Ltd.	5,768,599	37,548
	Techtronic Industries Co. Ltd.	3,094,274	37,000
	Sun Hung Kai Properties Ltd.	3,016,994	35,834
	BOC Hong Kong Holdings Ltd.	7,784,530	34,955
	Link REIT	5,609,130	31,253
	CLP Holdings Ltd.	3,446,371	29,914
	Jardine Matheson Holdings Ltd.	428,732	23,281
	Galaxy Entertainment Group Ltd.	4,692,061	22,882
	Hang Seng Bank Ltd.	1,486,837	21,658
	Lenovo Group Ltd.	16,702,809	21,417
	Hong Kong & China Gas Co. Ltd.	23,578,110	21,045
	Power Assets Holdings Ltd.	2,950,404	19,426
	CK Asset Holdings Ltd.	3,887,938	17,815
[2]	WH Group Ltd.	16,958,502	16,978
	Hongkong Land Holdings Ltd.	2,236,154	13,508
	Shenzhou International Group Holdings Ltd.	1,733,349	12,474
	MTR Corp. Ltd.	3,455,172	12,429
	Sands China Ltd.	4,894,304	11,848
	Wharf Real Estate Investment Co. Ltd.	3,412,420	10,834
	Henderson Land Development Co. Ltd.	2,841,302	9,942
	CK Infrastructure Holdings Ltd.	1,329,059	9,361
	Sino Land Co. Ltd.	7,948,520	9,162
	SITC International Holdings Co. Ltd.	2,812,534	9,094
	AAC Technologies Holdings Inc.	1,597,337	8,076
	Swire Pacific Ltd. Class A	776,352	7,018
	Chow Tai Fook Jewellery Group Ltd.	3,658,697	6,110
	PCCW Ltd.	8,497,776	6,088
	PRADA SpA	1,103,235	6,005
	Wharf Holdings Ltd.	2,037,643	5,795
[2]	Samsonite Group SA	2,825,503	5,763
	Swire Properties Ltd.	2,102,692	5,636
	ASMPT Ltd.	664,300	5,620
	Orient Overseas International Ltd.	281,000	5,056
*	MMG Ltd.	8,560,277	4,162
	Hang Lung Properties Ltd.	3,981,140	4,100
[2]	BOC Aviation Ltd.	439,726	3,995
*	HUTCHMED China Ltd.	1,073,500	3,837
	First Pacific Co. Ltd.	4,853,139	3,819
	MGM China Holdings Ltd.	1,780,123	3,758
[1,2]	Budweiser Brewing Co. APAC Ltd.	3,564,433	3,742
	Xinyi Glass Holdings Ltd.	3,382,583	3,487
	Kerry Properties Ltd.	1,222,733	3,265
	Hang Lung Group Ltd.	1,766,040	3,191
	Cathay Pacific Airways Ltd.	2,047,730	3,044

		Shares	Market Value ($000)
	Bank of East Asia Ltd.	1,949,252	3,013
	Wynn Macau Ltd.	3,269,320	2,710
	Yue Yuen Industrial Holdings Ltd.	1,652,824	2,585
	Hysan Development Co. Ltd.	1,274,877	2,537
	VTech Holdings Ltd.	333,720	2,473
*,1	New World Development Co. Ltd.	2,883,554	2,361
	Johnson Electric Holdings Ltd.	798,643	2,354
	Swire Pacific Ltd. Class B	1,466,088	2,303
	DFI Retail Group Holdings Ltd. (Registered)	663,414	2,287
*	SJM Holdings Ltd.	5,749,143	2,274
	CTF Services Ltd.	1,972,079	1,933
	Man Wah Holdings Ltd.	3,138,453	1,770
	Shangri-La Asia Ltd.	2,446,616	1,417
	Nexteer Automotive Group Ltd.	1,864,541	1,391
*,1,2	FIT Hon Teng Ltd.	3,569,242	1,201
*	NagaCorp Ltd.	2,254,565	1,187
	Champion REIT	3,889,530	1,083
	United Energy Group Ltd.	13,478,205	976
*,1	Super Hi International Holding Ltd.	420,523	864
	Dah Sing Banking Group Ltd.	724,505	847
	KLN Logistics Group Ltd.	638,465	671
			965,563
Hungary (0.1%)
	OTP Bank Nyrt	504,229	40,916
	Richter Gedeon Nyrt	292,267	8,764
	MOL Hungarian Oil & Gas plc	979,724	8,512
	Magyar Telekom Telecommunications plc	634,699	3,152
	Opus Global Nyrt	676,734	1,107
			62,451
Iceland (0.0%)
	Islandsbanki HF	4,075,510	4,151
[2]	Arion Banki HF	2,834,669	4,044
*	Alvotech SA	227,421	2,092
	Hagar HF	2,087,422	1,789
	Festi HF	638,628	1,547
	Kvika banki HF	9,511,130	1,379
	Reitir fasteignafelag hf	1,366,963	1,261
	Eimskipafelag Islands hf	219,568	651
			16,914
India (5.5%)
	HDFC Bank Ltd.	12,276,664	281,729
	Reliance Industries Ltd.	14,765,406	233,182
	ICICI Bank Ltd.	11,430,297	192,478
	Bharti Airtel Ltd. (XNSE)	5,729,781	124,732
	Tata Consultancy Services Ltd.	2,219,829	76,554
	Infosys Ltd.	4,323,007	73,521
	Mahindra & Mahindra Ltd.	2,015,727	73,430
	Bajaj Finance Ltd.	6,080,944	60,854
	Larsen & Toubro Ltd.	1,457,599	60,280
	Axis Bank Ltd.	4,962,201	60,261
	Hindustan Unilever Ltd.	1,917,225	55,062
[1]	Infosys Ltd. ADR	3,206,963	53,620
	Kotak Mahindra Bank Ltd.	2,367,048	53,330
	Sun Pharmaceutical Industries Ltd.	2,303,407	44,732
	Maruti Suzuki India Ltd.	283,940	40,728
	NTPC Ltd.	10,238,087	38,857
	HCL Technologies Ltd.	2,293,151	38,227
	UltraTech Cement Ltd.	259,646	36,152
	State Bank of India	3,858,600	34,961
*	Eternal Ltd.	9,720,257	33,925
	Tata Motors Ltd.	4,448,714	33,626
	Bharat Electronics Ltd.	7,726,268	33,565
	Power Grid Corp. of India Ltd.	9,780,666	32,333
	Tata Steel Ltd.	17,886,721	32,122
	ITC Ltd.	6,496,437	30,466
	Titan Co. Ltd.	793,842	30,219
*,2	InterGlobe Aviation Ltd.	409,614	27,489
	Asian Paints Ltd.	949,223	25,910
*	Jio Financial Services Ltd.	6,759,403	25,277

		Shares	Market Value ($000)
	Adani Ports & Special Economic Zone Ltd.	1,593,099	24,848
	Hindalco Industries Ltd.	3,142,972	24,332
	Grasim Industries Ltd.	769,017	24,027
	Oil & Natural Gas Corp. Ltd.	8,374,534	22,944
	Max Healthcare Institute Ltd.	1,606,728	22,796
	Tech Mahindra Ltd.	1,364,594	22,639
	JSW Steel Ltd.	1,888,338	22,526
	Trent Ltd.	392,737	22,402
	Cipla Ltd.	1,209,447	21,359
	Hindustan Aeronautics Ltd.	409,923	21,097
	Coal India Ltd.	4,910,212	20,998
	Divi's Laboratories Ltd.	275,788	20,652
	Nestle India Ltd.	776,288	19,873
[2]	SBI Life Insurance Co. Ltd.	935,163	19,564
	Shriram Finance Ltd.	2,693,458	19,291
	Apollo Hospitals Enterprise Ltd.	215,703	18,390
	Bajaj Finserv Ltd.	828,799	18,339
	Eicher Motors Ltd.	288,982	17,981
[2]	HDFC Life Insurance Co. Ltd.	2,042,846	17,553
	Varun Beverages Ltd.	2,905,540	17,269
	Tata Consumer Products Ltd.	1,408,761	17,203
	Vedanta Ltd.	3,509,284	16,948
	Britannia Industries Ltd.	254,427	16,740
	Tata Power Co. Ltd.	3,650,782	16,491
*	Suzlon Energy Ltd.	23,520,158	16,410
	TVS Motor Co. Ltd.	508,699	16,203
	Bharat Petroleum Corp. Ltd. (XNSE)	4,274,462	15,973
	Adani Enterprises Ltd.	561,616	15,507
	Indian Hotels Co. Ltd.	1,832,914	15,417
*,2	Avenue Supermarts Ltd.	314,811	15,287
*	Adani Power Ltd.	2,260,232	15,062
	Cholamandalam Investment & Finance Co. Ltd.	914,078	14,985
	Power Finance Corp. Ltd.	3,139,174	14,612
	Coforge Ltd.	700,937	13,889
*	PB Fintech Ltd.	668,056	13,709
	Dixon Technologies India Ltd.	71,136	13,592
	Hero MotoCorp Ltd.	280,504	13,588
[2]	HDFC Asset Management Co. Ltd.	211,227	13,575
	Dr. Reddy's Laboratories Ltd.	937,217	13,522
*	Indian Oil Corp. Ltd.	8,088,917	13,363
	Persistent Systems Ltd.	226,415	13,232
	Bajaj Auto Ltd.	144,756	13,180
	Godrej Consumer Products Ltd.	864,958	12,393
	DLF Ltd.	1,376,142	12,239
	REC Ltd.	2,698,160	12,094
	BSE Ltd.	429,536	11,826
	Info Edge India Ltd.	747,357	11,802
[2]	LTIMindtree Ltd.	203,626	11,779
	Cummins India Ltd.	290,827	11,746
*	Indus Towers Ltd.	2,845,790	11,736
	GAIL India Ltd.	5,801,289	11,686
	Ambuja Cements Ltd.	1,721,367	11,590
	Lupin Ltd.	520,999	11,388
[2]	ICICI Lombard General Insurance Co. Ltd.	516,427	11,333
	Pidilite Industries Ltd.	340,840	11,145
	SRF Ltd.	311,796	10,787
	Samvardhana Motherson International Ltd.	9,472,016	10,425
	Fortis Healthcare Ltd.	1,056,906	10,292
	CG Power & Industrial Solutions Ltd.	1,368,508	10,275
	Hindustan Petroleum Corp. Ltd.	2,070,540	9,831
	UPL Ltd.	1,222,809	9,783
	Torrent Pharmaceuticals Ltd.	228,591	9,730
*	Max Financial Services Ltd.	569,398	9,721
	United Spirits Ltd.	630,737	9,630
	Marico Ltd.	1,133,470	9,158
	Bajaj Holdings & Investment Ltd.	57,407	9,115
	Federal Bank Ltd.	3,898,067	8,967
	Wipro Ltd.	3,183,067	8,954
	Jindal Steel & Power Ltd.	796,535	8,733
	Bosch Ltd.	18,785	8,637

		Shares	Market Value ($000)
*	Yes Bank Ltd.	39,790,074	8,557
	Solar Industries India Ltd.	52,572	8,496
	Embassy Office Parks REIT	1,881,801	8,485
	Ashok Leyland Ltd.	6,130,128	8,424
[1]	Wipro Ltd. ADR	3,090,356	8,406
	PI Industries Ltd.	173,622	8,403
[2]	Macrotech Developers Ltd.	599,436	8,381
	Polycab India Ltd.	106,811	8,278
	Havells India Ltd.	484,057	8,268
	GE Vernova T&D India Ltd.	263,917	8,179
*	One 97 Communications Ltd.	659,339	8,148
	MRF Ltd.	4,765	8,018
	Bharti Airtel Ltd.	483,781	7,915
	Sundaram Finance Ltd.	148,369	7,892
	Mphasis Ltd.	249,073	7,864
[2]	Laurus Labs Ltd.	787,147	7,816
	Coromandel International Ltd.	254,306	7,776
*	Aurobindo Pharma Ltd.	600,346	7,762
	Dabur India Ltd.	1,279,301	7,708
	Tube Investments of India Ltd.	232,294	7,499
*	Hyundai Motor India Ltd.	305,351	7,487
	Voltas Ltd.	495,351	7,476
	Shree Cement Ltd.	21,213	7,436
	Glenmark Pharmaceuticals Ltd.	304,834	7,398
	Bharat Forge Ltd.	553,816	7,371
	Bharat Heavy Electricals Ltd.	2,717,682	7,352
*	Godrej Properties Ltd.	306,466	7,307
	Colgate-Palmolive India Ltd.	283,008	7,236
*	Mankind Pharma Ltd.	241,969	7,060
*	Vishal Mega Mart Ltd.	4,376,399	6,945
	ABB India Ltd.	110,406	6,913
	APL Apollo Tubes Ltd.	378,622	6,890
	Page Industries Ltd.	12,376	6,881
	Muthoot Finance Ltd.	231,214	6,876
	Phoenix Mills Ltd.	402,493	6,792
*	Siemens Energy India Ltd.	182,235	6,736
	JSW Energy Ltd.	1,147,946	6,717
[2]	AU Small Finance Bank Ltd.	785,842	6,622
	Siemens Ltd.	188,022	6,474
	NHPC Ltd.	6,804,838	6,422
*	Adani Green Energy Ltd.	574,716	6,410
	Supreme Industries Ltd.	129,753	6,343
	Hitachi Energy India Ltd.	27,342	6,229
	Prestige Estates Projects Ltd.	333,703	6,166
	Jubilant Foodworks Ltd.	815,491	6,076
	IDFC First Bank Ltd.	7,734,323	6,043
	Torrent Power Ltd.	405,639	6,024
	360 ONE WAM Ltd.	503,308	6,024
	Bank of Baroda	2,206,096	5,961
	Zydus Lifesciences Ltd.	539,581	5,942
*	WAAREE Energies Ltd.	174,528	5,923
	SBI Cards & Payment Services Ltd.	642,637	5,915
	NMDC Ltd.	7,322,117	5,885
	Punjab National Bank	4,916,196	5,879
*	FSN E-Commerce Ventures Ltd.	2,459,204	5,867
	Oil India Ltd.	1,162,797	5,817
*	GMR Airports Ltd.	5,620,225	5,737
*	Adani Energy Solutions Ltd.	624,561	5,708
	KEI Industries Ltd.	129,282	5,646
	Kalyan Jewellers India Ltd.	826,194	5,571
[2]	Indian Railway Finance Corp. Ltd.	3,798,313	5,529
	Blue Star Ltd.	279,735	5,516
[2]	ICICI Prudential Life Insurance Co. Ltd.	786,361	5,515
	Indian Railway Catering & Tourism Corp. Ltd.	652,817	5,382
*	ITC Hotels Ltd.	2,039,058	5,345
	Dr Reddy's Laboratories Ltd. ADR	370,343	5,266
	Petronet LNG Ltd.	1,602,780	5,255
	Balkrishna Industries Ltd.	172,586	5,252
	Tata Elxsi Ltd.	75,113	5,204
	Mazagon Dock Shipbuilders Ltd.	161,175	5,057

		Shares	Market Value ($000)
	Ipca Laboratories Ltd.	301,502	5,049
	Jindal Stainless Ltd. (XNSE)	634,312	5,007
	Patanjali Foods Ltd.	235,186	5,006
	Oracle Financial Services Software Ltd.	50,793	4,877
	Union Bank of India Ltd.	3,275,221	4,864
	Alkem Laboratories Ltd.	84,859	4,862
[2]	Sona Blw Precision Forgings Ltd.	949,136	4,835
	Container Corp. of India Ltd.	729,817	4,797
	Rail Vikas Nigam Ltd.	1,213,361	4,784
	Tata Communications Ltd.	240,691	4,722
	Canara Bank	3,836,751	4,669
	Oberoi Realty Ltd.	251,661	4,659
	UNO Minda Ltd.	386,433	4,577
*	Vodafone Idea Ltd.	57,356,751	4,503
	KPIT Technologies Ltd.	320,626	4,464
	Hindustan Zinc Ltd.	918,150	4,420
	Steel Authority of India Ltd.	3,067,288	4,331
	Biocon Ltd.	965,877	4,294
	LIC Housing Finance Ltd.	628,040	4,182
	Astral Ltd. (XNSE)	253,636	4,045
	Indian Bank	571,777	4,043
	Schaeffler India Ltd.	85,934	4,032
	National Aluminium Co. Ltd.	1,921,339	4,030
	Dalmia Bharat Ltd.	158,316	4,021
	Mahindra & Mahindra Financial Services Ltd.	1,368,804	4,009
*	Kaynes Technology India Ltd.	56,558	3,961
	L&T Finance Ltd.	1,714,211	3,943
*	Aditya Birla Capital Ltd.	1,346,996	3,925
	Exide Industries Ltd.	886,341	3,870
*	Swiggy Ltd.	832,840	3,819
	Lloyds Metals & Energy Ltd.	215,546	3,697
	Apar Industries Ltd.	36,055	3,649
	Central Depository Services India Ltd.	216,921	3,646
	Bharat Dynamics Ltd.	196,640	3,612
[2]	Cochin Shipyard Ltd.	179,021	3,590
	Piramal Enterprises Ltd.	248,496	3,535
	ACC Ltd.	171,499	3,488
	Indraprastha Gas Ltd.	1,483,507	3,444
	Bharti Hexacom Ltd.	162,539	3,406
[2]	Nippon Life India Asset Management Ltd.	368,153	3,397
	Berger Paints India Ltd.	513,381	3,299
	Motilal Oswal Financial Services Ltd.	318,271	3,294
	GlaxoSmithKline Pharmaceuticals Ltd.	91,655	3,293
	United Breweries Ltd.	147,940	3,274
[2]	Syngene International Ltd.	399,969	3,248
	Adani Total Gas Ltd.	472,225	3,235
[2]	Bandhan Bank Ltd.	1,678,662	3,207
	Gujarat Fluorochemicals Ltd.	75,434	3,082
*	Deepak Nitrite Ltd.	144,643	3,028
*	AWL Agri Business Ltd.	1,004,993	2,997
	Linde India Ltd.	39,817	2,970
[2]	General Insurance Corp. of India	666,825	2,967
*,2	RBL Bank Ltd.	972,651	2,945
[2]	L&T Technology Services Ltd.	58,459	2,855
	Ajanta Pharma Ltd.	90,915	2,845
	Thermax Ltd.	62,939	2,821
[2]	Dr Lal PathLabs Ltd.	78,748	2,818
	Tata Technologies Ltd.	353,158	2,817
	Emami Ltd.	399,593	2,729
	CRISIL Ltd.	43,600	2,635
	Zee Entertainment Enterprises Ltd.	1,958,278	2,628
	Housing & Urban Development Corp. Ltd.	1,077,197	2,594
*	Bajaj Housing Finance Ltd.	2,005,025	2,591
	Castrol India Ltd.	1,024,859	2,539
*	Star Health & Allied Insurance Co. Ltd.	494,446	2,504
*	Poonawalla Fincorp Ltd.	520,471	2,498
*	Indian Renewable Energy Development Agency Ltd.	1,464,668	2,446
	Bank of India	1,925,334	2,436
[2]	Premier Energies Ltd.	198,285	2,315
*	NTPC Green Energy Ltd.	1,958,428	2,309

		Shares	Market Value ($000)
	AIA Engineering Ltd.	64,016	2,287
	Escorts Kubota Ltd.	59,396	2,268
*	IndusInd Bank Ltd.	248,997	2,259
[2]	Endurance Technologies Ltd.	74,616	2,166
	IRB Infrastructure Developers Ltd.	4,212,875	2,152
*	Aarti Industries Ltd.	447,013	2,134
	Honeywell Automation India Ltd.	4,814	2,124
	Bank of Maharashtra	3,285,956	2,089
*	Whirlpool of India Ltd.	132,186	2,001
	3M India Ltd.	5,624	1,966
	NLC India Ltd.	712,444	1,956
	Bayer CropScience Ltd.	26,106	1,877
	Gujarat Gas Ltd.	366,078	1,833
	JSW Infrastructure Ltd.	518,153	1,789
	Bata India Ltd.	131,258	1,778
*	Godrej Industries Ltd.	127,342	1,659
	SJVN Ltd.	1,533,562	1,623
	Metro Brands Ltd.	100,049	1,417
	IDBI Bank Ltd.	1,237,967	1,303
	Kansai Nerolac Paints Ltd.	444,596	1,239
	Sun TV Network Ltd.	185,338	1,186
[2]	New India Assurance Co. Ltd.	509,362	1,155
	Vedant Fashions Ltd.	123,377	1,052
	Central Bank of India Ltd.	2,065,787	854
	Relaxo Footwears Ltd.	148,166	765
*	Tata Teleservices Maharashtra Ltd.	1,042,864	700
	Mangalore Refinery & Petrochemicals Ltd.	359,757	516
	Hexaware Technologies Ltd.	12,877	103
	Authum Investment & Infrastucture Ltd.	1,730	55
			3,754,527
Indonesia (0.3%)
	Bank Central Asia Tbk PT	106,707,843	53,481
	Bank Rakyat Indonesia Persero Tbk PT	143,624,803	32,162
	Bank Mandiri Persero Tbk PT	94,243,944	25,656
	Telkom Indonesia Persero Tbk PT	95,105,924	16,700
	Astra International Tbk PT	44,169,688	13,654
*	Amman Mineral Internasional PT	26,205,600	13,357
*	GoTo Gojek Tokopedia Tbk PT	1,890,997,600	7,431
*	Barito Pacific Tbk PT	44,836,563	7,135
	Bank Negara Indonesia Persero Tbk PT	25,666,574	6,224
	Sumber Alfaria Trijaya Tbk PT	43,383,200	6,098
	Indofood Sukses Makmur Tbk PT	9,371,605	4,839
	Charoen Pokphand Indonesia Tbk PT	15,508,664	4,635
	United Tractors Tbk PT	3,005,912	4,405
*	Merdeka Copper Gold Tbk PT	25,656,000	3,664
	Kalbe Farma Tbk PT	39,269,737	3,396
	Petrindo Jaya Kreasi Tbk PT	35,877,000	3,332
	Indofood CBP Sukses Makmur Tbk PT	4,822,184	2,865
	Alamtri Resources Indonesia Tbk PT	20,273,563	2,273
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,960,000	2,043
	Perusahaan Gas Negara Persero Tbk PT	18,829,146	1,861
	Indosat Tbk PT	11,403,600	1,522
	XLSMART Telecom Sejahtera Tbk PT	9,823,105	1,503
	Elang Mahkota Teknologi Tbk PT	35,963,000	1,359
	Dayamitra Telekomunikasi PT	34,452,100	1,215
	Unilever Indonesia Tbk PT	11,574,450	1,201
	Bank Syariah Indonesia Tbk PT	6,995,261	1,155
	Semen Indonesia Persero Tbk PT	7,310,719	1,089
	Bukit Asam Tbk PT	6,955,055	1,021
	Sarana Menara Nusantara Tbk PT	27,292,800	1,010
	Mayora Indah Tbk PT	7,227,000	978
	Vale Indonesia Tbk PT	4,362,799	912
	Trimegah Bangun Persada Tbk PT	19,427,400	843
	Jasa Marga Persero Tbk PT	3,582,319	778
	Avia Avian Tbk PT	24,960,500	690
	Indocement Tunggal Prakarsa Tbk PT	2,102,270	669
	Tower Bersama Infrastructure Tbk PT	4,415,780	525
	Gudang Garam Tbk PT	944,386	507
*	Bumi Serpong Damai Tbk PT	8,398,140	402

		Shares	Market Value ($000)
	Bank Danamon Indonesia Tbk PT	1,183,527	179
			232,769
Ireland (0.2%)
	AIB Group plc	4,439,496	35,022
	Kerry Group plc Class A	356,676	32,946
	Bank of Ireland Group plc	2,125,474	28,502
	Kingspan Group plc	332,741	27,615
	Glanbia plc (XDUB)	373,211	5,423
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			129,508
Israel (0.6%)
	Bank Leumi Le-Israel BM	3,252,514	60,167
	Bank Hapoalim BM	2,866,238	53,751
*	Teva Pharmaceutical Industries Ltd.	2,473,283	38,759
	Israel Discount Bank Ltd. Class A	2,675,491	25,587
	Elbit Systems Ltd.	54,366	25,081
*	Nice Ltd.	137,613	21,483
	Mizrahi Tefahot Bank Ltd.	331,093	20,453
*	Nova Ltd.	63,714	16,991
	Phoenix Financial Ltd.	467,580	15,932
*	Tower Semiconductor Ltd.	244,019	11,323
	ICL Group Ltd.	1,577,336	9,827
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,807,785	8,943
	First International Bank of Israel Ltd.	111,517	7,746
	Azrieli Group Ltd.	78,646	7,727
	Harel Insurance Investments & Financial Services Ltd.	237,910	7,172
*	Big Shopping Centers Ltd.	34,110	6,497
*	Enlight Renewable Energy Ltd.	249,082	6,116
	Melisron Ltd.	51,724	5,955
*	Camtek Ltd.	59,612	5,769
	Shufersal Ltd.	432,682	5,231
	Mivne Real Estate KD Ltd.	1,241,820	4,681
	Menora Mivtachim Holdings Ltd.	46,559	4,047
	Delek Group Ltd.	19,643	3,989
	Amot Investments Ltd.	482,177	3,288
	Strauss Group Ltd.	115,930	3,113
*	Fattal Holdings 1998 Ltd.	15,428	2,777
	Shapir Engineering & Industry Ltd.	315,672	2,610
	Israel Corp. Ltd.	7,938	2,460
	Energix-Renewable Energies Ltd.	568,260	2,214
*	Airport City Ltd.	123,110	2,195
	Gav-Yam Lands Corp. Ltd.	93,562	1,044
*	Shikun & Binui Ltd.	1	—
*	OPC Energy Ltd.	1	—
			392,928
Italy (2.1%)
	UniCredit SpA	3,375,630	248,358
	Intesa Sanpaolo SpA	33,933,705	204,459
	Enel SpA	16,801,984	148,165
	Ferrari NV	258,080	113,170
	Generali	2,094,843	78,150
	Eni SpA	4,446,074	75,883
	Prysmian SpA	619,995	49,515
	Leonardo SpA	871,608	46,982
	Banco BPM SpA	3,185,882	40,630
[1]	BPER Banca SpA	3,002,534	29,546
	Terna - Rete Elettrica Nazionale	3,040,308	29,418
	FinecoBank Banca Fineco SpA	1,329,689	28,314
	Mediobanca Banca di Credito Finanziario SpA	1,285,588	28,304
	Moncler SpA	486,166	25,929
	Stellantis NV	2,919,342	25,764
	Snam SpA	4,440,685	25,735
[2]	Poste Italiane SpA	988,483	21,356
	Unipol Assicurazioni SpA	816,060	16,368
	Banca Monte dei Paschi di Siena SpA	1,895,454	16,137
	Stellantis NV (XNYS)	1,726,792	15,193
	Tenaris SA	785,781	13,724
	Recordati Industria Chimica e Farmaceutica SpA	235,094	13,484
*,1	Telecom Italia SpA (MTAA)	23,536,053	10,816

		Shares	Market Value ($000)
	Italgas SpA	1,251,893	10,387
	Buzzi SpA	170,209	8,888
[1]	Davide Campari-Milano NV	1,223,937	8,430
	A2A SpA	3,449,012	8,404
	Brunello Cucinelli SpA	74,227	8,324
[2]	Infrastrutture Wireless Italiane SpA	697,116	8,242
	Banca Mediolanum SpA	456,962	8,060
	Reply SpA	49,794	7,799
	Hera SpA	1,696,245	7,258
	Interpump Group SpA	155,032	6,361
[2]	Nexi SpA	1,051,305	6,003
[2]	Pirelli & C SpA	796,108	5,367
	DiaSorin SpA	46,247	4,521
	Amplifon SpA	264,175	4,447
			1,407,891
Japan (15.1%)
	Toyota Motor Corp.	23,006,035	409,222
	Mitsubishi UFJ Financial Group Inc.	24,054,754	331,541
	Sony Group Corp.	13,015,620	313,069
	Hitachi Ltd.	9,519,880	291,314
	Sumitomo Mitsui Financial Group Inc.	8,000,243	201,819
	Nintendo Co. Ltd.	2,178,650	182,089
	Recruit Holdings Co. Ltd.	2,935,714	174,179
	Mitsubishi Heavy Industries Ltd.	6,940,950	165,725
	SoftBank Group Corp.	2,119,307	161,828
	Tokio Marine Holdings Inc.	3,988,610	160,154
	Mizuho Financial Group Inc.	5,287,070	155,079
	Tokyo Electron Ltd.	960,620	152,718
	Keyence Corp.	405,574	146,709
	Mitsubishi Corp.	7,007,416	138,210
	ITOCHU Corp.	2,535,128	132,974
	Shin-Etsu Chemical Co. Ltd.	4,200,785	120,886
	Fast Retailing Co. Ltd.	382,686	116,731
	Mitsui & Co. Ltd.	5,479,840	111,551
	Advantest Corp.	1,586,964	105,532
	KDDI Corp.	6,223,748	102,142
	Daiichi Sankyo Co. Ltd.	3,990,969	97,906
	Mitsubishi Electric Corp.	4,331,526	97,426
	Honda Motor Co. Ltd.	9,027,939	93,465
	Hoya Corp.	730,009	92,100
	Takeda Pharmaceutical Co. Ltd.	3,331,272	91,509
	Softbank Corp.	61,387,890	88,695
	Fujitsu Ltd.	3,727,090	81,191
	NEC Corp.	2,687,320	77,169
	Daikin Industries Ltd.	595,531	73,224
	Japan Tobacco Inc.	2,376,775	67,880
	Chugai Pharmaceutical Co. Ltd.	1,386,621	66,470
	Seven & i Holdings Co. Ltd.	4,955,477	65,329
	Marubeni Corp.	3,187,527	65,261
	Komatsu Ltd.	1,998,609	64,391
	Nippon Telegraph & Telephone Corp.	59,727,425	60,316
	Dai-ichi Life Holdings Inc.	7,567,000	59,871
	MS&AD Insurance Group Holdings Inc.	2,686,944	57,409
	Sompo Holdings Inc.	1,935,463	57,071
	Aeon Co. Ltd.	1,776,741	56,754
	Sumitomo Corp.	2,214,627	56,605
	Disco Corp.	191,133	56,485
	FANUC Corp.	2,008,130	55,900
	Ajinomoto Co. Inc.	2,101,972	55,611
	ORIX Corp.	2,467,121	55,419
	Denso Corp.	4,026,336	54,627
[1]	Canon Inc.	1,907,240	54,171
	Murata Manufacturing Co. Ltd.	3,620,365	53,886
	FUJIFILM Holdings Corp.	2,569,278	53,293
	Terumo Corp.	3,109,562	52,730
	Mitsui Fudosan Co. Ltd.	5,652,855	50,527
	TDK Corp.	4,107,060	50,036
	Bridgestone Corp.	1,216,402	49,204
	East Japan Railway Co.	2,266,457	48,580

		Shares	Market Value ($000)
	Oriental Land Co. Ltd.	2,283,225	47,013
	Panasonic Holdings Corp.	4,876,584	46,129
	Otsuka Holdings Co. Ltd.	954,400	45,439
	Mitsubishi Estate Co. Ltd.	2,424,083	45,385
	Kao Corp.	1,001,483	45,063
	Resona Holdings Inc.	4,822,551	43,905
	Central Japan Railway Co.	1,862,585	43,421
	Japan Post Bank Co. Ltd.	3,876,070	43,262
	Renesas Electronics Corp.	3,517,156	42,779
	Nomura Holdings Inc.	6,330,580	41,822
	Suzuki Motor Corp.	3,802,788	41,783
	Nippon Steel Corp.	2,159,440	41,587
	SMC Corp.	118,931	41,385
	Daiwa House Industry Co. Ltd.	1,250,029	41,327
	Asahi Group Holdings Ltd.	3,194,250	40,523
	Sumitomo Electric Industries Ltd.	1,631,280	40,480
	Astellas Pharma Inc.	3,873,716	40,165
	Fujikura Ltd.	586,900	39,840
	Toyota Industries Corp.	362,904	38,806
	Bandai Namco Holdings Inc.	1,199,730	38,796
	NIDEC Corp.	2,017,638	38,711
	Sumitomo Mitsui Trust Group Inc.	1,399,296	36,682
	Nomura Research Institute Ltd.	910,838	36,042
	Japan Post Holdings Co. Ltd.	3,738,025	34,617
	Kyocera Corp.	2,909,084	34,340
	Toyota Tsusho Corp.	1,493,361	34,225
	Asics Corp.	1,442,740	33,918
	Secom Co. Ltd.	887,746	31,882
	Nippon Yusen KK	902,844	31,663
	IHI Corp.	281,524	31,350
	Nitto Denko Corp.	1,509,535	31,238
	ENEOS Holdings Inc.	5,652,624	29,669
	Konami Group Corp.	209,519	28,444
	Olympus Corp.	2,342,179	27,982
	Pan Pacific International Holdings Corp.	831,605	27,822
	Sekisui House Ltd.	1,305,579	27,387
	Shionogi & Co. Ltd.	1,630,291	27,266
	Sumitomo Realty & Development Co. Ltd.	711,390	25,986
	Tokyo Gas Co. Ltd.	768,892	25,749
	Inpex Corp.	1,799,198	25,618
	Obic Co. Ltd.	715,045	25,457
	Kansai Electric Power Co. Inc.	2,106,901	25,296
	T&D Holdings Inc.	1,034,059	25,250
	Ryohin Keikaku Co. Ltd.	521,446	24,413
	Kubota Corp.	2,155,470	24,172
[1]	Mitsui OSK Lines Ltd.	697,795	23,454
	Kawasaki Heavy Industries Ltd.	317,547	23,191
	Subaru Corp.	1,248,244	22,962
	Kajima Corp.	910,687	22,813
	Kirin Holdings Co. Ltd.	1,725,514	22,738
	Toray Industries Inc.	3,214,206	21,985
	Japan Exchange Group Inc.	2,249,038	21,978
	SBI Holdings Inc.	590,853	21,949
	West Japan Railway Co.	982,598	21,513
	LY Corp.	5,770,322	21,091
	Obayashi Corp.	1,422,523	20,947
	Daiwa Securities Group Inc.	2,932,402	20,415
	Taisei Corp.	331,266	19,808
	Osaka Gas Co. Ltd.	780,591	19,750
	Asahi Kasei Corp.	2,706,178	18,829
	Daifuku Co. Ltd.	741,796	18,779
	Capcom Co. Ltd.	734,240	18,691
	Shimano Inc.	169,560	18,549
	Ebara Corp.	1,003,485	18,324
	Chubu Electric Power Co. Inc.	1,490,515	18,230
	Unicharm Corp.	2,569,534	17,774
	Nippon Paint Holdings Co. Ltd.	2,061,221	17,474
	Lasertec Corp.	170,140	17,141
	Trend Micro Inc.	274,590	16,744
	BayCurrent Inc.	291,000	16,709

		Shares	Market Value ($000)
	Makita Corp.	533,885	16,528
	Eisai Co. Ltd.	575,474	16,139
	Sysmex Corp.	989,354	16,073
	Nexon Co. Ltd.	867,472	15,873
*	Rakuten Group Inc.	3,110,738	15,739
	Mitsubishi Chemical Group Corp.	2,863,878	15,599
	Nippon Building Fund Inc.	16,895	15,498
	Aisin Corp.	1,120,465	15,485
	MatsukiyoCocokara & Co.	751,725	15,436
[1]	Sanrio Co. Ltd.	373,700	15,334
	Concordia Financial Group Ltd.	2,308,684	15,309
[1]	Nitori Holdings Co. Ltd.	178,894	15,150
	Isuzu Motors Ltd.	1,179,944	15,122
	SCREEN Holdings Co. Ltd.	193,642	15,106
	TIS Inc.	473,080	15,092
	JFE Holdings Inc.	1,297,751	15,019
	Fuji Electric Co. Ltd.	299,166	14,874
	Nippon Sanso Holdings Corp.	414,756	14,680
	Sekisui Chemical Co. Ltd.	839,081	14,554
	Yokogawa Electric Corp.	542,393	14,457
	Toho Co. Ltd.	227,307	14,342
	Yamaha Motor Co. Ltd.	1,962,052	14,191
[1]	Shiseido Co. Ltd.	860,984	13,996
	Kikkoman Corp.	1,589,965	13,968
	Dai Nippon Printing Co. Ltd.	878,838	13,534
	Mitsubishi HC Capital Inc. (XTKS)	1,805,333	13,344
	Square Enix Holdings Co. Ltd.	196,764	13,302
	Chiba Bank Ltd.	1,417,646	13,213
	TOPPAN Holdings Inc.	487,407	13,135
	Minebea Mitsumi Inc.	818,956	12,889
	Hankyu Hanshin Holdings Inc.	493,225	12,854
	Daito Trust Construction Co. Ltd.	122,475	12,539
	Niterra Co. Ltd.	359,702	12,400
	Toyo Suisan Kaisha Ltd.	193,441	12,359
*	Tokyo Electric Power Co. Holdings Inc.	3,257,686	12,335
	AGC Inc.	407,791	12,272
	Shimadzu Corp.	545,714	12,080
	Shimizu Corp.	1,080,034	11,965
	Sumitomo Metal Mining Co. Ltd.	539,146	11,859
	Japan Real Estate Investment Corp.	14,588	11,832
[1]	Yaskawa Electric Corp.	555,559	11,620
	Tokyu Corp.	1,030,810	11,604
	Food & Life Cos. Ltd.	230,000	11,584
	Ibiden Co. Ltd.	266,960	11,290
	Kawasaki Kisen Kaisha Ltd.	781,400	11,039
	Sanwa Holdings Corp.	403,672	11,013
	M3 Inc.	892,911	10,982
	Idemitsu Kosan Co. Ltd.	1,699,915	10,928
	Sojitz Corp.	455,805	10,848
	MEIJI Holdings Co. Ltd.	534,778	10,814
	Omron Corp.	415,603	10,712
	Mebuki Financial Group Inc.	1,970,573	10,685
	Japan Metropolitan Fund Investment	14,677	10,675
	Fukuoka Financial Group Inc.	389,112	10,610
	Shizuoka Financial Group Inc.	892,628	10,558
	Zensho Holdings Co. Ltd.	200,428	10,547
	Sumitomo Forestry Co. Ltd.	1,043,110	10,479
	Seibu Holdings Inc.	374,008	10,452
	Ricoh Co. Ltd.	1,191,595	10,449
	Hikari Tsushin Inc.	37,511	10,085
	SCSK Corp.	323,809	10,075
	Isetan Mitsukoshi Holdings Ltd.	709,449	10,026
	Azbil Corp.	1,069,340	9,992
	Japan Post Insurance Co. Ltd.	386,639	9,900
	Hulic Co. Ltd.	1,020,664	9,735
	SG Holdings Co. Ltd.	874,425	9,701
	Otsuka Corp.	511,382	9,689
	MonotaRO Co. Ltd.	535,156	9,529
	Nippon Express Holdings Inc.	431,943	9,488
	Ono Pharmaceutical Co. Ltd.	844,382	9,443

		Shares	Market Value ($000)
	Resonac Holdings Corp.	391,136	9,406
	Rohm Co. Ltd.	740,372	9,317
	Nomura Real Estate Master Fund Inc.	8,816	9,285
	Kurita Water Industries Ltd.	240,702	9,278
	Tosoh Corp.	611,142	9,200
	Kyoto Financial Group Inc.	508,268	9,195
*,1	Nissan Motor Co. Ltd.	4,317,099	9,154
	Skylark Holdings Co. Ltd.	479,564	9,115
	CyberAgent Inc.	908,968	9,104
	NOF Corp.	456,350	9,084
	Nissan Chemical Corp.	277,953	9,061
*	Rakuten Bank Ltd.	193,700	9,023
	Tokyu Fudosan Holdings Corp.	1,267,970	8,941
[1]	Dentsu Group Inc.	448,520	8,845
	USS Co. Ltd.	809,842	8,802
	ZOZO Inc.	885,968	8,771
	Kyowa Kirin Co. Ltd.	512,882	8,755
	Yamato Holdings Co. Ltd.	596,376	8,623
	Brother Industries Ltd.	505,628	8,604
	KDX Realty Investment Corp.	7,942	8,535
	MISUMI Group Inc.	591,344	8,515
	Mitsui Chemicals Inc.	381,254	8,511
	Oji Holdings Corp.	1,742,873	8,495
	Yakult Honsha Co. Ltd.	518,296	8,338
	Japan Steel Works Ltd.	135,100	8,333
	Nissin Foods Holdings Co. Ltd.	438,166	8,311
	Kyushu Electric Power Co. Inc.	937,068	8,307
	Kuraray Co. Ltd.	668,879	8,270
	GLP J-Reit	9,386	8,225
[1]	Kokusai Electric Corp.	371,700	8,204
	Sumitomo Chemical Co. Ltd.	3,257,430	8,147
	Furukawa Electric Co. Ltd.	134,700	8,136
	Suntory Beverage & Food Ltd.	266,415	8,045
	Hirose Electric Co. Ltd.	64,060	8,044
	Haseko Corp.	539,602	8,028
	Kobe Steel Ltd.	723,867	7,953
	Santen Pharmaceutical Co. Ltd.	719,400	7,949
	Hachijuni Bank Ltd.	873,877	7,862
	Kintetsu Group Holdings Co. Ltd.	409,081	7,850
	Hoshizaki Corp.	229,152	7,847
	Yokohama Rubber Co. Ltd.	272,563	7,793
	Oracle Corp. Japan	71,551	7,738
	Kyushu Railway Co.	318,788	7,709
	Mazda Motor Corp.	1,283,892	7,699
	Amada Co. Ltd.	682,085	7,691
	Nippon Prologis REIT Inc.	14,224	7,676
	Keisei Electric Railway Co. Ltd.	912,093	7,652
	Kobe Bussan Co. Ltd.	286,588	7,632
	Kinden Corp.	238,740	7,517
	TOTO Ltd.	292,692	7,451
	Persol Holdings Co. Ltd.	3,895,410	7,446
	NGK Insulators Ltd.	586,441	7,424
	Sankyo Co. Ltd.	397,200	7,412
	Daiwa House REIT Investment Corp.	4,417	7,387
	Orix JREIT Inc.	5,648	7,383
	Hamamatsu Photonics KK	604,524	7,378
	McDonald's Holdings Co. Japan Ltd.	184,100	7,352
	Seiko Epson Corp.	576,358	7,313
	Shimamura Co. Ltd.	100,734	7,294
	Tobu Railway Co. Ltd.	426,186	7,254
	United Urban Investment Corp.	6,601	7,248
	Socionext Inc.	381,500	7,189
	Lixil Corp.	616,976	7,148
	TechnoPro Holdings Inc.	225,288	7,135
	Tohoku Electric Power Co. Inc.	1,011,580	7,097
	Invincible Investment Corp.	15,894	7,069
	Asahi Intecc Co. Ltd.	451,167	7,021
	Credit Saison Co. Ltd.	264,990	6,991
	Marui Group Co. Ltd.	342,363	6,973
	Tokyo Tatemono Co. Ltd.	414,821	6,942

		Shares	Market Value ($000)
	J Front Retailing Co. Ltd.	506,956	6,834
	Open House Group Co. Ltd.	154,383	6,827
	Gunma Bank Ltd.	728,900	6,825
	Odakyu Electric Railway Co. Ltd.	627,100	6,758
[1]	Tokyo Metro Co. Ltd.	624,400	6,728
	NH Foods Ltd.	199,878	6,715
	Medipal Holdings Corp.	401,957	6,655
	Sega Sammy Holdings Inc.	324,968	6,643
	BIPROGY Inc.	161,393	6,508
	DMG Mori Co. Ltd.	280,765	6,488
	Mitsubishi Gas Chemical Co. Inc.	371,979	6,426
	THK Co. Ltd.	227,521	6,395
	Horiba Ltd.	85,295	6,273
	Rohto Pharmaceutical Co. Ltd.	436,850	6,236
	Japan Airlines Co. Ltd.	313,965	6,235
	Sapporo Holdings Ltd.	134,619	6,229
	ANA Holdings Inc.	335,534	6,222
	Nomura Real Estate Holdings Inc.	1,117,395	6,192
	Electric Power Development Co. Ltd.	357,706	6,190
	Air Water Inc.	412,714	6,097
	Kewpie Corp.	218,353	5,967
	Nisshin Seifun Group Inc.	510,704	5,920
	Tokyo Ohka Kogyo Co. Ltd.	215,434	5,901
	Advance Residence Investment Corp.	5,656	5,833
	Taiheiyo Cement Corp.	237,746	5,810
[1]	SUMCO Corp.	741,353	5,798
	Iyogin Holdings Inc.	497,194	5,778
	Japan Hotel REIT Investment Corp.	10,423	5,728
	Nikon Corp.	586,699	5,698
	COMSYS Holdings Corp.	247,489	5,674
	Tsuruha Holdings Inc.	76,851	5,657
	Sankyu Inc.	94,725	5,576
	Sumitomo Heavy Industries Ltd.	249,801	5,532
	Yamazaki Baking Co. Ltd.	258,970	5,532
	Rinnai Corp.	222,548	5,493
	Hitachi Construction Machinery Co. Ltd.	188,639	5,463
	Keio Corp.	231,799	5,412
	Cosmo Energy Holdings Co. Ltd.	121,926	5,411
	Mitsubishi Logistics Corp.	632,270	5,405
	Yamaha Corp.	745,256	5,371
	Toyo Seikan Group Holdings Ltd.	258,138	5,346
	Maruwa Co. Ltd.	17,700	5,335
	EXEO Group Inc.	401,338	5,272
	Takasago Thermal Engineering Co. Ltd.	108,600	5,269
	Sugi Holdings Co. Ltd.	216,984	5,251
	Alfresa Holdings Corp.	361,613	5,249
	Toyo Tire Corp.	247,758	5,248
	Kadokawa Corp.	214,700	5,215
	Hirogin Holdings Inc.	595,584	5,195
	Kamigumi Co. Ltd.	184,503	5,185
	Zenkoku Hosho Co. Ltd.	241,636	5,155
	Fujitec Co. Ltd.	138,800	5,138
	Koito Manufacturing Co. Ltd.	400,652	5,123
	Kandenko Co. Ltd.	216,163	5,121
	Lion Corp.	525,670	5,121
	Tokyo Seimitsu Co. Ltd.	82,100	5,107
	GMO Payment Gateway Inc.	91,035	5,074
	Cosmos Pharmaceutical Corp.	81,526	5,065
	Japan Prime Realty Investment Corp.	7,669	5,038
	Taiyo Yuden Co. Ltd.	263,450	4,922
	Mitsui Mining & Smelting Co. Ltd.	115,445	4,883
	Keikyu Corp.	471,846	4,850
	Suzuken Co. Ltd.	127,809	4,831
	Sohgo Security Services Co. Ltd.	690,920	4,813
	Nichirei Corp.	393,040	4,730
	Toho Gas Co. Ltd.	164,168	4,584
	Internet Initiative Japan Inc.	247,300	4,554
	Iida Group Holdings Co. Ltd.	323,211	4,533
	Nagoya Railroad Co. Ltd.	414,758	4,523
	Dexerials Corp.	311,200	4,499

		Shares	Market Value ($000)
	Kakaku.com Inc.	263,611	4,480
	Takashimaya Co. Ltd.	578,752	4,473
	Japan Airport Terminal Co. Ltd.	146,883	4,461
	Resorttrust Inc.	359,898	4,458
	Kyudenko Corp.	104,161	4,450
	Mitsubishi Materials Corp.	290,900	4,443
	Sumitomo Rubber Industries Ltd.	385,143	4,402
	Daicel Corp.	508,723	4,376
	Stanley Electric Co. Ltd.	232,040	4,376
	Sekisui House REIT Inc.	8,387	4,357
	Miura Co. Ltd.	218,450	4,356
	Sundrug Co. Ltd.	146,670	4,347
	Mitsui Fudosan Logistics Park Inc.	6,478	4,343
	Kokuyo Co. Ltd.	734,252	4,326
	Yamaguchi Financial Group Inc.	375,557	4,251
	Iwatani Corp.	403,300	4,242
	Ulvac Inc.	114,946	4,222
	Nifco Inc.	171,879	4,194
	Nabtesco Corp.	227,843	4,192
	Industrial & Infrastructure Fund Investment Corp.	5,123	4,192
	Chugin Financial Group Inc.	320,472	4,161
	JGC Holdings Corp.	458,754	4,101
	Yamato Kogyo Co. Ltd.	73,015	4,097
	Kyushu Financial Group Inc.	794,476	4,057
	Kansai Paint Co. Ltd.	285,602	4,044
	Coca-Cola Bottlers Japan Holdings Inc.	262,404	4,012
	Nichias Corp.	104,600	4,002
	Keihan Holdings Co. Ltd.	194,335	3,986
	NSK Ltd.	831,358	3,979
	JTEKT Corp.	458,664	3,964
	Dowa Holdings Co. Ltd.	120,414	3,932
	Nippon Accommodations Fund Inc.	4,990	3,909
	Nagase & Co. Ltd.	197,441	3,891
	Hakuhodo DY Holdings Inc.	490,998	3,864
	Amano Corp.	137,650	3,841
	Nippon Electric Glass Co. Ltd.	143,279	3,835
	Nihon Kohden Corp.	346,240	3,808
	Macnica Holdings Inc.	291,600	3,808
*	Money Forward Inc.	96,020	3,797
	Kobayashi Pharmaceutical Co. Ltd.	107,449	3,779
	Nankai Electric Railway Co. Ltd.	232,838	3,740
	NHK Spring Co. Ltd.	331,986	3,738
	Alps Alpine Co. Ltd.	347,807	3,685
	Canon Marketing Japan Inc.	101,818	3,679
	Yamada Holdings Co. Ltd.	1,205,317	3,673
*	Mercari Inc.	240,179	3,664
	Activia Properties Inc.	4,285	3,661
	Tsumura & Co.	146,990	3,626
	ABC-Mart Inc.	192,963	3,611
	Tomy Co. Ltd.	170,200	3,597
	Chugoku Electric Power Co. Inc.	660,129	3,594
	Mitsubishi Motors Corp.	1,353,564	3,557
	Goldwin Inc.	68,701	3,537
	Tokyo Century Corp.	307,444	3,519
	Casio Computer Co. Ltd.	443,108	3,510
	GS Yuasa Corp.	195,025	3,500
	DIC Corp.	177,130	3,496
	Park24 Co. Ltd.	276,689	3,494
	Seino Holdings Co. Ltd.	229,126	3,485
	Kagome Co. Ltd.	181,425	3,467
	Japan Logistics Fund Inc.	5,581	3,464
	OBIC Business Consultants Co. Ltd.	59,991	3,460
	GMO internet group Inc.	134,782	3,453
	Ezaki Glico Co. Ltd.	110,918	3,425
	NS Solutions Corp.	145,952	3,423
	LaSalle Logiport REIT	3,590	3,417
	Yaoko Co. Ltd.	52,601	3,404
	Teijin Ltd.	392,358	3,335
	Organo Corp.	53,800	3,315
	Sumitomo Bakelite Co. Ltd.	112,758	3,270

		Shares	Market Value ($000)
*	SHIFT Inc.	311,000	3,264
	Hisamitsu Pharmaceutical Co. Inc.	120,296	3,238
	Morinaga Milk Industry Co. Ltd.	148,874	3,238
*	Konica Minolta Inc.	995,462	3,236
	INFRONEER Holdings Inc.	378,945	3,203
	Welcia Holdings Co. Ltd.	190,748	3,201
	UBE Corp.	207,176	3,171
	Koei Tecmo Holdings Co. Ltd.	237,700	3,112
	AEON REIT Investment Corp.	3,638	3,102
	Nihon M&A Center Holdings Inc.	609,992	3,049
	SBI Sumishin Net Bank Ltd.	94,900	3,028
[1]	Aozora Bank Ltd.	206,174	3,025
	Toyoda Gosei Co. Ltd.	143,020	3,018
	Frontier Real Estate Investment Corp.	5,275	3,009
	Zeon Corp.	282,153	2,995
	Takara Holdings Inc.	355,280	2,991
	Shikoku Electric Power Co. Inc.	355,787	2,961
	Calbee Inc.	160,295	2,942
	Maruichi Steel Tube Ltd.	121,641	2,941
	Fuyo General Lease Co. Ltd.	108,402	2,928
	Tokai Carbon Co. Ltd.	426,243	2,911
	Nipro Corp.	314,966	2,900
	Mabuchi Motor Co. Ltd.	199,290	2,881
	Kusuri no Aoki Holdings Co. Ltd.	108,170	2,879
	Nippon Kayaku Co. Ltd.	307,576	2,872
	Toridoll Holdings Corp.	97,300	2,862
	Nippon Shokubai Co. Ltd.	249,900	2,841
	Aica Kogyo Co. Ltd.	114,962	2,831
	Toda Corp.	443,659	2,829
	Daiwa Securities Living Investments Corp.	4,176	2,829
	Kotobuki Spirits Co. Ltd.	211,785	2,826
	K's Holdings Corp.	279,333	2,794
	Mori Hills REIT Investment Corp.	3,085	2,788
	Rakus Co. Ltd.	181,738	2,787
*,1	Kioxia Holdings Corp.	170,500	2,777
	Rorze Corp.	206,100	2,771
	Sotetsu Holdings Inc.	175,199	2,767
	Kose Corp.	71,393	2,740
	Rengo Co. Ltd.	468,297	2,716
	OKUMA Corp.	99,226	2,700
	Sawai Group Holdings Co. Ltd.	205,106	2,633
	Daiwa Office Investment Corp.	1,133	2,632
	Jeol Ltd.	91,000	2,603
	Kaneka Corp.	91,636	2,594
	SHO-BOND Holdings Co. Ltd.	78,757	2,515
	House Foods Group Inc.	135,882	2,513
	Ito En Ltd.	115,723	2,513
	Morinaga & Co. Ltd.	155,492	2,482
*	Sharp Corp.	524,190	2,478
	Nippon Television Holdings Inc.	111,600	2,414
	Dentsu Soken Inc.	54,800	2,407
	Toei Animation Co. Ltd.	109,825	2,403
	Nippon Shinyaku Co. Ltd.	110,413	2,377
	Acom Co. Ltd.	819,517	2,370
	NOK Corp.	155,439	2,359
	Denka Co. Ltd.	166,341	2,345
	Toyota Boshoku Corp.	164,665	2,340
	Harmonic Drive Systems Inc.	122,341	2,319
[1]	TBS Holdings Inc.	70,217	2,310
	Relo Group Inc.	199,206	2,288
*	PeptiDream Inc.	204,534	2,267
	Daido Steel Co. Ltd.	283,175	2,181
[1]	Fuji Media Holdings Inc.	91,409	2,155
	Ship Healthcare Holdings Inc.	154,402	2,155
	Seven Bank Ltd.	1,191,381	2,140
	AEON Financial Service Co. Ltd.	220,174	1,980
	Bic Camera Inc.	189,089	1,974
	As One Corp.	125,412	1,971
	Workman Co. Ltd.	45,321	1,940
	Itoham Yonekyu Holdings Inc.	56,583	1,909

		Shares	Market Value ($000)
	Ushio Inc.	151,324	1,856
	Izumi Co. Ltd.	87,428	1,841
	Fuji Oil Co. Ltd.	92,674	1,744
	FP Corp.	94,603	1,687
	TS Tech Co. Ltd.	139,936	1,680
	PALTAC Corp.	57,960	1,659
	Heiwa Corp.	115,459	1,600
	Pola Orbis Holdings Inc.	178,670	1,508
*	Hino Motors Ltd.	593,502	1,442
	JMDC Inc.	55,100	1,424
	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,398
	Justsystems Corp.	54,337	1,368
	Matsui Securities Co. Ltd.	208,921	1,021
	NTT Data Group Corp.	14,000	365
	JX Advanced Metals Corp.	23,000	135
			10,246,939
Kuwait (0.2%)
	Kuwait Finance House KSCP	26,740,395	70,413
	National Bank of Kuwait SAKP	17,766,531	60,811
	Boubyan Bank KSCP	3,838,458	8,839
	Mobile Telecommunications Co. KSCP	4,823,736	8,374
	Gulf Bank KSCP	4,712,791	5,206
	Mabanee Co. KPSC	1,349,807	3,909
	Burgan Bank SAK	2,182,204	1,779
	Agility Public Warehousing Co. KSC	3,338,339	1,556
			160,887
Malaysia (0.4%)
	Malayan Banking Bhd.	16,343,800	35,947
	Public Bank Bhd.	31,611,295	31,133
	Tenaga Nasional Bhd.	9,716,600	29,596
	CIMB Group Holdings Bhd.	18,048,073	27,589
	Gamuda Bhd.	10,878,300	13,130
	IHH Healthcare Bhd.	6,668,800	10,394
	Press Metal Aluminium Holdings Bhd.	7,293,500	9,109
	SD Guthrie Bhd.	7,830,605	8,747
	Petronas Gas Bhd.	2,068,650	8,713
	MISC Bhd.	4,350,135	7,597
	CelcomDigi Bhd.	8,219,766	7,392
	AMMB Holdings Bhd.	6,032,900	7,128
	RHB Bank Bhd.	4,452,400	6,392
	Axiata Group Bhd.	9,626,124	6,079
	Hong Leong Bank Bhd.	1,337,400	5,946
	Sunway Bhd.	5,339,500	5,901
	YTL Power International Bhd.	5,741,130	5,472
	IOI Corp. Bhd.	6,111,865	5,397
	Petronas Chemicals Group Bhd.	5,959,668	5,393
	Kuala Lumpur Kepong Bhd.	1,118,700	5,128
	Maxis Bhd.	6,215,100	5,001
	YTL Corp. Bhd.	7,805,024	4,518
	IJM Corp. Bhd.	6,679,840	4,449
	Telekom Malaysia Bhd.	2,506,257	3,957
	Dialog Group Bhd.	9,091,900	3,719
	Petronas Dagangan Bhd.	732,800	3,701
	QL Resources Bhd.	3,472,500	3,456
	Sime Darby Bhd.	8,622,905	3,287
	Genting Bhd.	4,352,300	3,185
	PPB Group Bhd.	1,259,260	2,780
[2]	MR DIY Group M Bhd.	7,067,100	2,724
	Genting Malaysia Bhd.	5,908,500	2,703
	Nestle Malaysia Bhd.	128,600	2,652
	Fraser & Neave Holdings Bhd.	339,800	2,278
	Alliance Bank Malaysia Bhd.	1,992,417	2,094
*	Top Glove Corp. Bhd.	10,582,900	1,694
	Hong Leong Financial Group Bhd.	438,135	1,656
	99 Speed Mart Retail Holdings Bhd.	2,972,700	1,577
	Hartalega Holdings Bhd.	3,133,100	1,070
			298,684

		Shares	Market Value ($000)
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	6,254,418	55,738
	Grupo Mexico SAB de CV Series B	6,175,333	38,656
	Wal-Mart de Mexico SAB de CV	11,056,297	32,592
	America Movil SAB de CV Series B	34,098,993	30,782
	Fomento Economico Mexicano SAB de CV	2,734,127	24,683
	Grupo Aeroportuario del Pacifico SAB de CV Class B	890,757	20,464
	Arca Continental SAB de CV	1,908,583	19,892
	Cemex SAB de CV	17,672,277	15,429
	Cemex SAB de CV ADR	1,495,106	13,007
*	Industrias Penoles SAB de CV	410,166	10,811
	Grupo Financiero Inbursa SAB de CV Class O	3,877,549	10,000
	Grupo Aeroportuario del Sureste SAB de CV Class B	323,820	9,816
	Coca-Cola Femsa SAB de CV	1,150,644	9,541
	Fibra Uno Administracion SA de CV	6,090,889	8,675
	Prologis Property Mexico SA de CV	2,294,354	8,624
	Grupo Bimbo SAB de CV Series A1	1,173,145	8,366
	Grupo Aeroportuario del Centro Norte SAB de CV	599,812	7,956
	Grupo Bimbo SAB de CV Series A	2,591,240	7,519
	Kimberly-Clark de Mexico SAB de CV Class A	3,400,226	6,337
	Gruma SAB de CV Class B	356,253	6,157
	Alfa SAB de CV Class A	8,378,257	6,138
	Gentera SAB de CV	2,334,300	5,275
	Corp. Inmobiliaria Vesta SAB de CV	1,791,647	5,041
	Megacable Holdings SAB de CV	1,635,913	4,547
	Promotora y Operadora de Infraestructura SAB de CV	379,662	4,475
	Grupo Comercial Chedraui SA de CV	547,248	4,433
	Regional SAB de CV	533,448	4,155
	Qualitas Controladora SAB de CV	429,749	3,892
[2]	Banco del Bajio SA	1,729,243	3,887
	GCC SAB de CV	352,500	3,294
*	Alsea SAB de CV	1,033,000	3,096
	El Puerto de Liverpool SAB de CV Class C1	425,308	2,090
	Operadora De Sites Mexicanos SAB de CV Class A-1	2,176,546	1,908
*	Controladora Alpek SAB de CV	8,974,557	1,289
	Becle SAB de CV	1,015,583	1,272
	Orbia Advance Corp. SAB de CV	1,830,079	1,252
	Concentradora Fibra Danhos SA de CV	511,014	684
	Alpek SAB de CV	745,131	357
			402,130
Netherlands (2.5%)
	ASML Holding NV	852,309	590,712
	Prosus NV	2,765,590	157,986
	ING Groep NV	6,608,680	154,018
*,2	Adyen NV	57,519	98,654
	Wolters Kluwer NV	508,109	79,143
	Koninklijke Ahold Delhaize NV	1,970,534	77,829
	Universal Music Group NV	2,039,599	58,673
	ASM International NV	100,882	48,833
	Heineken NV	599,605	47,064
	Koninklijke Philips NV	1,766,556	46,134
	DSM-Firmenich AG	394,177	37,872
	NN Group NV	560,372	37,733
	Koninklijke KPN NV	8,181,714	36,552
[2]	ABN AMRO Bank NV	1,110,754	32,110
	ArcelorMittal SA	916,051	28,559
	Akzo Nobel NV	365,745	22,969
	ASR Nederland NV	314,881	20,916
	BE Semiconductor Industries NV	153,069	20,681
	Aegon Ltd.	2,823,327	20,177
	EXOR NV	201,330	19,404
	Heineken Holding NV	245,578	16,574
	IMCD NV	126,463	13,862
	Randstad NV	235,201	11,179
	JDE Peet's NV	332,412	9,858
[2]	CVC Capital Partners plc	454,759	8,720
*	InPost SA	541,371	7,776
	Aalberts NV	212,311	6,786
	Koninklijke Vopak NV	121,066	5,783

		Shares	Market Value ($000)
[2]	CTP NV	269,650	5,719
			1,722,276
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,168,508	25,318
	Auckland International Airport Ltd.	3,568,922	15,833
	Infratil Ltd.	1,953,036	13,336
	EBOS Group Ltd.	401,660	9,679
	Meridian Energy Ltd.	2,691,305	9,048
	Contact Energy Ltd.	1,640,347	8,791
	Mainfreight Ltd.	173,116	6,035
	Spark New Zealand Ltd.	3,710,572	5,306
	Mercury NZ Ltd.	1,430,467	5,212
*	Fletcher Building Ltd.	2,224,921	3,969
*	Ryman Healthcare Ltd.	1,905,689	2,801
	Air New Zealand Ltd.	3,302,852	1,128
			106,456
Norway (0.4%)
	DNB Bank ASA	1,761,553	44,567
	Equinor ASA	1,573,705	40,425
	Kongsberg Gruppen ASA	889,070	26,568
	Telenor ASA	1,367,734	20,982
	Mowi ASA	941,964	17,546
	Norsk Hydro ASA	2,790,064	16,537
	Aker BP ASA	665,090	16,000
	Orkla ASA	1,445,585	15,202
	Yara International ASA	352,467	13,030
	Gjensidige Forsikring ASA	398,564	10,484
	Vend Marketplaces ASA Class B	207,334	7,790
	Salmar ASA	144,145	5,838
	Var Energi ASA	1,611,059	5,518
	Vend Marketplaces ASA	134,830	5,322
	Aker ASA Class A	42,680	2,938
			248,747
Philippines (0.1%)
	International Container Terminal Services Inc.	2,356,475	18,094
	Bdo Unibank Inc.	4,954,840	12,095
	SM Prime Holdings Inc.	22,051,223	8,754
	Bank of the Philippine Islands	4,146,109	8,398
	Ayala Corp.	619,437	6,258
	Ayala Land Inc.	14,575,301	6,227
	Metropolitan Bank & Trust Co.	3,849,066	4,888
	Manila Electric Co.	529,088	4,869
	PLDT Inc.	204,461	4,618
	Jollibee Foods Corp.	980,338	3,641
	Universal Robina Corp.	1,841,919	2,790
	JG Summit Holdings Inc.	5,993,720	2,154
	GT Capital Holdings Inc.	199,768	2,050
	Globe Telecom Inc.	68,543	1,960
	Converge Information & Communications Technology Solutions Inc.	5,311,900	1,625
	Puregold Price Club Inc.	2,193,192	1,503
	DMCI Holdings Inc.	7,547,978	1,326
[2]	Monde Nissin Corp.	9,449,400	1,212
	Semirara Mining & Power Corp.	1,938,400	1,096
	LT Group Inc.	4,594,616	1,029
	ACEN Corp.	19,651,781	841
	Megaworld Corp.	18,837,985	641
	Bloomberry Resorts Corp.	7,107,641	494
	Aboitiz Power Corp.	52,300	39
			96,602
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,856,111	40,642
	ORLEN SA	1,262,742	28,120
	Bank Polska Kasa Opieki SA	381,472	20,715
	Powszechny Zaklad Ubezpieczen SA	1,232,563	20,659
*,2	Allegro.eu SA	1,463,575	14,357
*,2	Dino Polska SA	1,038,660	13,698
	LPP SA	2,794	12,409
	Santander Bank Polska SA	83,920	12,237

		Shares	Market Value ($000)
*	KGHM Polska Miedz SA	291,787	9,865
*	mBank SA	28,321	6,697
			179,399
Portugal (0.1%)
	EDP SA	6,470,683	27,969
	Galp Energia SGPS SA	884,905	16,898
	Banco Comercial Portugues SA Class R	19,801,804	16,260
	Jeronimo Martins SGPS SA	597,614	14,568
	EDP Renovaveis SA	655,943	7,701
			83,396
Qatar (0.2%)
	Qatar National Bank QPSC	9,443,830	48,585
	Qatar Islamic Bank QPSC	3,927,027	26,457
	Industries Qatar QSC	4,287,462	15,641
	Commercial Bank PSQC	7,262,103	9,754
	Al Rayan Bank	13,416,515	8,764
	Qatar Gas Transport Co. Ltd.	5,917,191	7,801
	Qatar Navigation QSC	2,113,225	6,290
	Ooredoo QPSC	1,669,307	6,169
	Qatar International Islamic Bank QSC	1,851,248	5,655
	Qatar Fuel QSC	1,287,444	5,374
	Qatar Electricity & Water Co. QSC	1,050,287	4,647
	Dukhan Bank	4,497,663	4,513
	Mesaieed Petrochemical Holding Co.	11,268,451	4,189
	Barwa Real Estate Co.	4,560,411	3,514
	Qatar Aluminum Manufacturing Co.	5,773,702	2,350
	Vodafone Qatar QSC	3,395,889	2,224
*	Ezdan Holding Group QSC	3,485,081	1,066
*	Estithmar Holding QPSC	176,459	172
			163,165
Romania (0.0%)
	Banca Transilvania SA	2,364,932	14,683
	OMV Petrom SA	37,930,354	6,650
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	191,888	5,371
	Societatea Energetica Electrica SA	305,698	1,229
	Societatea Nationala Nuclearelectrica SA	105,922	1,094
*	MED Life SA	562,576	976
	One United Properties SA	90,126	462
			30,465
Russia (0.0%)
*,3	Inter RAO UES PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	531,860	—
*,3	Raspadskaya OJSC	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—

		Shares	Market Value ($000)
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PAO	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	4,245,362	107,043
[2]	Saudi Arabian Oil Co.	12,870,893	83,283
	Saudi National Bank	6,306,358	62,932
	Saudi Telecom Co.	4,093,835	45,825
*	Saudi Arabian Mining Co.	2,849,002	39,389
*	ACWA Power Co.	489,386	28,658
	Saudi Basic Industries Corp.	1,947,005	28,356
	Riyad Bank	3,179,467	23,857
	Saudi Awwal Bank	2,148,614	18,521
	Alinma Bank	2,656,691	18,269
	SABIC Agri-Nutrients Co.	506,739	16,074
	Dr Sulaiman Al Habib Medical Services Group Co.	221,404	15,464
	Almarai Co. JSC	1,064,129	13,572
	Etihad Etisalat Co.	822,357	13,408
	Elm Co.	52,923	12,822
	Banque Saudi Fransi	2,631,670	12,023
	Arab National Bank	1,909,800	11,048
	Bank AlBilad	1,584,318	10,969
	Bupa Arabia for Cooperative Insurance Co.	166,426	7,476
	Saudi Electricity Co.	1,681,433	6,612
*	Dar Al Arkan Real Estate Development Co.	1,142,144	5,810
	Co. for Cooperative Insurance	157,435	5,631
	Riyadh Cables Group Co.	156,886	5,472
	Saudi Investment Bank	1,315,726	5,042
	Yanbu National Petrochemical Co.	588,801	4,783
*	Bank Al-Jazira	1,352,866	4,519
	Saudi Tadawul Group Holding Co.	103,229	4,501
	Jarir Marketing Co.	1,293,908	4,429
*	Saudi Research & Media Group	83,402	4,083
	Mouwasat Medical Services Co.	198,951	4,023
	SAL Saudi Logistics Services	83,208	3,815
	Dallah Healthcare Co.	101,121	3,663
	Arabian Internet & Communications Services Co.	56,475	3,588
	Sahara International Petrochemical Co.	752,208	3,585
	Saudi Industrial Investment Group	709,733	3,396
	Aldrees Petroleum & Transport Services Co.	106,528	3,384
	Nahdi Medical Co.	102,193	3,371
*	Al Rajhi Co. for Co-operative Insurance	104,110	3,292
	Astra Industrial Group Co.	79,253	2,954
	Saudi Aramco Base Oil Co.	104,802	2,908
[2]	Arabian Centres Co. Ltd.	499,064	2,758
	Saudi Airlines Catering Co.	86,144	2,602
	Mobile Telecommunications Co. Saudi Arabia	938,806	2,601
	Jamjoom Pharmaceuticals Factory Co.	59,313	2,561
	Saudi Ground Services Co.	191,933	2,489
	Ades Holding Co.	725,043	2,432
*	Advanced Petrochemical Co.	276,994	2,288
	Saudia Dairy & Foodstuff Co.	31,779	2,227
*	Savola Group	309,194	2,039
*	Seera Group Holding	294,070	2,023
	Leejam Sports Co. JSC	52,192	1,972
*	Saudi Kayan Petrochemical Co.	1,604,196	1,951
	Yamama Cement Co.	217,730	1,907
	United Electronics Co.	79,489	1,902

		Shares	Market Value ($000)
*	National Industrialization Co. Class C	728,755	1,867
	Abdullah Al Othaim Markets Co.	933,136	1,815
*	Rabigh Refining & Petrochemical Co.	928,365	1,758
	Saudi Cement Co.	164,014	1,672
	Power & Water Utility Co. for Jubail & Yanbu	155,867	1,664
	Qassim Cement Co.	119,024	1,461
*	Saudi Real Estate Co.	291,901	1,430
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	114,296	1,176
*	Emaar Economic City	342,653	1,146
	Arabian Drilling Co.	55,558	1,109
*	Arabian Contracting Services Co.	41,659	1,072
	BinDawood Holding Co.	535,886	846
*	Jabal Omar Development Co.	64,998	346
			706,964
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,359,427	160,010
	Oversea-Chinese Banking Corp. Ltd.	7,022,902	91,011
	United Overseas Bank Ltd.	2,673,412	74,275
	Singapore Telecommunications Ltd.	15,524,230	46,265
	Singapore Technologies Engineering Ltd.	3,219,893	21,661
	Singapore Exchange Ltd.	1,755,366	21,524
	CapitaLand Integrated Commercial Trust	12,355,514	20,862
	Keppel Ltd.	3,073,832	19,970
	CapitaLand Ascendas REIT	7,711,141	16,511
[1]	Singapore Airlines Ltd.	2,986,056	15,597
	Sembcorp Industries Ltd.	1,899,802	11,296
	Capitaland Investment Ltd.	4,941,028	10,523
	Wilmar International Ltd.	3,767,318	8,527
	Seatrium Ltd.	4,462,615	7,756
	Keppel DC REIT	3,928,372	7,149
	Mapletree Industrial Trust	4,561,242	7,111
	Genting Singapore Ltd.	12,062,490	6,804
	Mapletree Logistics Trust	7,394,978	6,576
	Venture Corp. Ltd.	612,982	6,080
	ComfortDelGro Corp. Ltd.	4,721,391	5,551
	Thai Beverage PCL	15,529,900	5,545
	UOL Group Ltd.	961,418	5,082
	Mapletree Pan Asia Commercial Trust	4,817,303	4,773
	SATS Ltd.	1,872,387	4,569
	NetLink NBN Trust	5,984,716	4,123
	Suntec REIT	4,478,666	3,986
	Frasers Logistics & Commercial Trust	5,855,834	3,955
	City Developments Ltd.	828,691	3,923
	CapitaLand Ascott Trust	5,492,664	3,781
	Keppel REIT	4,969,534	3,627
	Jardine Cycle & Carriage Ltd.	118,688	2,403
	Hutchison Port Holdings Trust	10,830,763	2,159
	Olam Group Ltd.	1,629,113	1,303
	SIA Engineering Co. Ltd.	492,216	1,163
	StarHub Ltd.	1,195,097	1,132
			616,583
South Africa (1.0%)
	Naspers Ltd. Class N	350,030	108,048
	Anglogold Ashanti plc	1,089,233	49,528
	FirstRand Ltd.	11,518,784	48,915
	Gold Fields Ltd.	1,939,367	47,295
	Standard Bank Group Ltd.	2,837,815	36,516
	Capitec Bank Holdings Ltd.	181,467	35,177
	MTN Group Ltd.	3,536,418	29,724
	Bid Corp. Ltd.	730,916	18,374
*	Impala Platinum Holdings Ltd.	1,942,394	18,358
	Sanlam Ltd.	3,484,784	16,771
	Absa Group Ltd.	1,667,252	16,457
	Harmony Gold Mining Co. Ltd.	1,182,278	15,830
	Shoprite Holdings Ltd.	1,023,432	14,878
	Discovery Ltd.	1,172,259	13,901
	Nedbank Group Ltd.	969,850	13,235
*	Sibanye Stillwater Ltd.	6,017,184	12,656
	Valterra Platinum Ltd.	260,064	11,609

		Shares	Market Value ($000)
[2]	Pepkor Holdings Ltd.	7,572,107	11,371
	Clicks Group Ltd.	507,013	10,620
	Remgro Ltd.	1,103,036	10,049
	NEPI Rockcastle NV	1,250,150	9,557
	Anglo American Platinum Ltd.	208,675	9,372
	Bidvest Group Ltd.	712,882	9,274
[1]	Northam Platinum Holdings Ltd.	756,890	8,694
	Reinet Investments SCA	291,164	8,407
	OUTsurance Group Ltd.	1,830,091	7,754
	Vodacom Group Ltd.	999,134	7,607
	Old Mutual Ltd.	10,144,709	7,115
*	Sasol Ltd.	1,375,828	7,077
	Mr Price Group Ltd.	550,634	6,372
	Tiger Brands Ltd.	358,637	5,983
	Woolworths Holdings Ltd.	1,984,568	5,437
	Growthpoint Properties Ltd.	6,808,957	5,327
	Aspen Pharmacare Holdings Ltd.	763,228	4,899
	Foschini Group Ltd.	697,283	4,708
	Exxaro Resources Ltd.	392,608	3,425
*,1	Multichoice Group	487,542	3,214
	Investec Ltd.	340,130	2,498
	African Rainbow Minerals Ltd.	216,635	2,197
	Kumba Iron Ore Ltd.	119,086	1,964
	Santam Ltd.	74,950	1,817
			662,010
South Korea (3.1%)
	Samsung Electronics Co. Ltd. (XKRX)	10,130,163	516,273
[1]	SK Hynix Inc.	1,171,696	227,093
	NAVER Corp.	322,893	54,341
	Hanwha Aerospace Co. Ltd.	70,205	50,088
	Hyundai Motor Co.	296,023	45,033
*,1	Doosan Enerbility Co. Ltd.	954,706	44,727
	Celltrion Inc.	319,401	40,948
	KB Financial Group Inc.	505,285	40,144
	Kia Corp.	520,280	38,069
	Hana Financial Group Inc.	600,630	36,722
	Shinhan Financial Group Co. Ltd.	661,565	32,214
*,2	Samsung Biologics Co. Ltd.	39,419	30,117
	Kakao Corp.	663,376	27,516
*	Alteogen Inc.	85,202	27,485
	Hyundai Mobis Co. Ltd.	127,193	26,840
	Woori Financial Group Inc.	1,467,080	26,031
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	96,798	24,875
*,1	LG Energy Solution Ltd.	89,243	24,396
[1]	KB Financial Group Inc. ADR (XNYS)	295,077	23,355
	LG Chem Ltd. (XKRX)	98,667	21,214
	Samsung Fire & Marine Insurance Co. Ltd.	66,778	21,081
	KT&G Corp.	223,296	20,928
*	SK Square Co. Ltd.	193,962	20,892
	Samsung C&T Corp.	162,853	19,647
	POSCO Holdings Inc.	88,631	19,491
	Samsung SDI Co. Ltd. (XKRX)	132,657	19,036
*	Samsung Heavy Industries Co. Ltd.	1,368,282	18,676
*	Hanwha Ocean Co. Ltd.	213,953	17,199
	HD Hyundai Electric Co. Ltd.	47,589	16,935
[1]	Hyundai Heavy Industries Co. Ltd.	47,379	16,628
	Samsung Life Insurance Co. Ltd.	169,039	15,258
	SK Inc.	100,935	14,649
[1]	POSCO Holdings Inc. (XNYS) ADR	266,523	14,563
	Shinhan Financial Group Co. Ltd. ADR	293,584	14,298
*	Krafton Inc.	59,800	14,080
	Meritz Financial Group Inc.	162,706	13,512
	Samsung Electro-Mechanics Co. Ltd.	119,135	12,658
	LG Electronics Inc. (XKRX)	227,484	12,591
	Korea Electric Power Corp.	383,096	10,582
	LG Corp.	185,774	10,547
[1]	HMM Co. Ltd.	626,396	10,531
[1]	SK Innovation Co. Ltd.	134,404	10,399
	Korea Aerospace Industries Ltd.	150,796	10,212

		Shares	Market Value ($000)
[1]	Yuhan Corp.	118,617	9,988
	Samsung SDS Co. Ltd.	85,887	9,840
	HD Hyundai Co. Ltd.	88,858	9,092
	Korea Investment Holdings Co. Ltd.	87,578	8,966
	Coway Co. Ltd.	113,848	8,880
*,1	HLB Inc.	256,804	8,856
	HYBE Co. Ltd.	47,368	8,804
	DB Insurance Co. Ltd.	93,491	8,593
	Hyundai Glovis Co. Ltd.	79,899	8,440
*,1	Ecopro BM Co. Ltd.	103,755	8,208
[1]	KakaoBank Corp.	403,421	8,112
	Industrial Bank of Korea	541,141	7,550
[1]	Ecopro Co. Ltd.	214,476	7,541
	Hyundai Engineering & Construction Co. Ltd.	155,195	7,511
	HD Hyundai Mipo	48,930	7,446
[1]	LS Electric Co. Ltd.	32,334	7,136
*,1	POSCO Future M Co. Ltd.	69,024	7,022
	Samsung Securities Co. Ltd.	133,568	6,771
[1]	Korean Air Lines Co. Ltd.	398,444	6,746
[1]	Korea Zinc Co. Ltd.	10,745	6,160
	Samsung E&A Co. Ltd.	318,323	6,036
[1]	Amorepacific Corp.	61,855	5,961
[1]	Hanmi Semiconductor Co. Ltd.	89,925	5,833
[1]	Mirae Asset Securities Co. Ltd.	416,386	5,683
	BNK Financial Group Inc.	542,140	5,678
[1]	Hanjin Kal Corp.	64,289	5,029
*,1	LG Display Co. Ltd.	642,156	4,972
[1]	Hanwha Solutions Corp.	226,521	4,959
	LG Uplus Corp.	449,857	4,735
	Korea Electric Power Corp. ADR	343,598	4,721
	Hankook Tire & Technology Co. Ltd.	145,275	4,634
[1]	LG H&H Co. Ltd. (XKRX)	20,086	4,553
	Hyundai Steel Co.	178,415	4,541
	LS Corp.	36,358	4,484
*,1	SK Biopharmaceuticals Co. Ltd.	60,581	4,267
[1]	Hanwha Corp. (XKRX)	59,705	4,264
	HD Hyundai Marine Solution Co. Ltd.	28,754	4,206
	Doosan Bobcat Inc.	103,477	4,102
	NH Investment & Securities Co. Ltd.	282,541	4,096
[1]	S-Oil Corp.	88,468	3,991
	Orion Corp.	47,963	3,830
	NCSoft Corp.	27,466	3,813
[1]	Posco International Corp.	97,991	3,426
[1]	LG Innotek Co. Ltd.	29,789	3,324
	GS Holdings Corp.	93,038	3,292
	Kangwon Land Inc.	242,839	3,260
*,1	Hanwha Vision Co. Ltd.	72,161	3,172
[1]	CJ Corp.	27,759	3,086
	iM Financial Group Co. Ltd.	305,043	3,035
	CJ CheilJedang Corp. (XKRX)	16,712	3,009
*,1	Kakaopay Corp.	62,018	2,840
*,1	SKC Co. Ltd.	39,344	2,831
	Kumho Petrochemical Co. Ltd.	32,047	2,805
	Hanmi Pharm Co. Ltd.	13,270	2,656
[1]	E-MART Inc.	40,588	2,602
*,1	L&F Co. Ltd.	51,936	2,597
*	Hyundai Marine & Fire Insurance Co. Ltd.	124,801	2,355
[1]	KCC Corp.	8,854	2,349
[2]	Netmarble Corp.	54,897	2,344
*,1	Hotel Shilla Co. Ltd.	67,446	2,267
	S-1 Corp.	42,255	2,252
	Cheil Worldwide Inc.	146,430	2,092
	Misto Holdings Corp.	76,589	1,972
[1]	Posco DX Co. Ltd.	113,122	1,934
*,1	Ecopro Materials Co. Ltd.	52,570	1,908
	GS Engineering & Construction Corp.	137,498	1,907
	Lotte Chemical Corp.	38,382	1,827
*,1	SK Bioscience Co. Ltd.	55,829	1,827
[1]	NongShim Co. Ltd.	6,442	1,788
	Samsung Card Co. Ltd.	49,530	1,773

		Shares	Market Value ($000)
*,1	Pearl Abyss Corp.	63,195	1,768
[1]	KEPCO Plant Service & Engineering Co. Ltd.	46,725	1,748
	Korea Gas Corp.	56,024	1,725
[1]	Hyundai Autoever Corp.	15,016	1,654
	HL Mando Co. Ltd.	66,426	1,651
*,1	Celltrion Pharm Inc.	42,293	1,626
	Pan Ocean Co. Ltd.	524,689	1,586
[1]	Hanmi Science Co. Ltd.	40,423	1,469
*	Hanwha Life Insurance Co. Ltd.	578,932	1,445
[1]	F&F Co. Ltd.	28,717	1,439
[1]	BGF retail Co. Ltd.	17,191	1,393
*,1	CosmoAM&T Co. Ltd.	50,007	1,384
	Dongsuh Cos. Inc.	63,865	1,363
	Lotte Shopping Co. Ltd.	23,773	1,223
	CJ Logistics Corp.	19,116	1,219
	Green Cross Corp.	11,662	1,214
	Lotte Corp.	59,740	1,205
	Amorepacific Holdings Corp.	51,480	1,144
*,2	SK IE Technology Co. Ltd.	57,232	1,135
*,1	Kakao Games Corp.	81,336	1,001
	Hite Jinro Co. Ltd.	68,057	990
	Otoki Corp.	2,996	858
	GS Retail Co. Ltd.	69,319	811
*,1	Hanon Systems	322,271	757
*,3	Kum Yang Co. Ltd.	34,122	244
			2,080,506
Spain (2.1%)
	Banco Santander SA	32,682,516	280,768
	Iberdrola SA (XMAD)	14,717,660	258,682
	Banco Bilbao Vizcaya Argentaria SA	12,263,970	204,542
	Industria de Diseno Textil SA	2,393,648	114,337
	Amadeus IT Group SA	945,626	75,928
	CaixaBank SA	7,884,021	74,175
	Ferrovial SE	1,019,786	52,277
	Telefonica SA	8,848,432	45,665
*,2	Cellnex Telecom SA	1,221,162	43,094
	Banco de Sabadell SA	11,652,404	43,008
[2]	Aena SME SA	1,500,906	40,417
	Repsol SA	2,480,043	37,602
	ACS Actividades de Construccion y Servicios SA	395,785	27,315
	Endesa SA	684,801	19,846
	Bankinter SA	1,346,670	19,223
	Redeia Corp. SA	878,536	17,031
	Merlin Properties Socimi SA	812,873	11,255
	Acciona SA	51,675	9,911
*	Grifols SA	603,248	8,988
	Mapfre SA	1,954,127	7,958
	Naturgy Energy Group SA	191,840	6,017
[1]	Corp. ACCIONA Energias Renovables SA	110,780	2,983
			1,401,022
Sweden (1.9%)
	Investor AB Class B	3,643,026	105,573
	Volvo AB Class B	3,373,122	96,875
	Atlas Copco AB Class A	5,465,401	83,229
	Assa Abloy AB Class B	2,103,419	69,603
	Skandinaviska Enskilda Banken AB Class A	3,377,032	59,073
	Sandvik AB	2,229,626	54,402
	Hexagon AB Class B	4,458,021	48,985
	Swedbank AB Class A	1,748,093	46,548
	Atlas Copco AB Class B	3,269,297	44,244
	Telefonaktiebolaget LM Ericsson Class B	5,920,786	43,006
	Saab AB Class B	777,818	42,309
	EQT AB	1,238,617	41,400
	Svenska Handelsbanken AB Class A	3,120,649	38,023
	Investor AB Class A (XSTO)	1,200,992	34,843
	Essity AB Class B	1,271,484	31,352
	Epiroc AB Class A	1,359,725	27,675
[2]	Evolution AB	299,043	26,603
	Alfa Laval AB	588,795	25,582

		Shares	Market Value ($000)
*	Boliden AB	606,521	18,565
	Tele2 AB Class B	1,181,464	18,260
	Telia Co. AB	4,925,996	17,397
	Lifco AB Class B	475,079	16,923
	SKF AB Class B	723,931	16,862
	Skanska AB Class B	714,096	16,657
	AddTech AB Class B	490,346	16,485
	Trelleborg AB Class B	435,269	15,815
	Svenska Cellulosa AB SCA Class B	1,257,392	15,769
	Securitas AB Class B	1,023,306	15,187
	Beijer Ref AB	901,501	15,133
	Epiroc AB Class B	816,826	14,642
	Nibe Industrier AB Class B	3,149,604	14,534
[1]	H & M Hennes & Mauritz AB Class B	1,050,260	14,149
	Indutrade AB	580,167	14,089
	Industrivarden AB Class C	355,330	13,122
	Volvo AB Class A	423,246	12,134
*	Swedish Orphan Biovitrum AB	403,494	11,095
	AAK AB	392,507	10,097
*	Fastighets AB Balder Class B	1,476,202	9,967
	Castellum AB	872,451	9,932
	Getinge AB Class B	473,261	9,341
	Sagax AB Class B	424,409	8,983
	SSAB AB Class B	1,493,923	8,443
	Industrivarden AB Class A	218,163	8,072
	L E Lundbergforetagen AB Class B	159,966	7,803
	Investment AB Latour Class B	287,812	7,348
	Holmen AB Class B	188,889	7,020
	Sweco AB Class B	430,305	6,788
	Axfood AB	224,292	6,684
*,1	Volvo Car AB Class B	1,355,467	2,592
	Sagax AB Class D	471,092	1,596
[1]	Svenska Handelsbanken AB Class B	80,623	1,575
	SSAB AB Class A	255,535	1,474
	Skandinaviska Enskilda Banken AB Class C	51,520	913
	Svenska Cellulosa AB SCA Class A	15,787	198
			1,304,969
Switzerland (5.6%)
	Nestle SA (Registered)	5,476,879	478,554
	Roche Holding AG	1,522,935	475,267
	Novartis AG (Registered)	4,042,232	460,358
	UBS Group AG (Registered)	6,905,102	256,621
	ABB Ltd. (Registered)	3,399,133	221,957
	Zurich Insurance Group AG	307,759	209,924
	Cie Financiere Richemont SA Class A (Registered)	1,145,930	187,103
	Swiss Re AG	636,543	113,942
	Lonza Group AG (Registered)	153,155	106,744
	Alcon AG	1,071,791	93,962
	Holcim AG	1,079,628	86,100
	Sika AG (Registered)	347,613	82,030
	Givaudan SA (Registered)	16,587	69,339
	Swiss Life Holding AG (Registered)	61,563	63,767
	Partners Group Holding AG	46,501	62,511
*	Amrize Ltd.	1,081,387	54,665
	Geberit AG (Registered)	71,094	54,465
	Sandoz Group AG	894,976	51,183
	Galderma Group AG	322,893	49,764
	Swisscom AG (Registered)	55,045	38,247
	SGS SA (Registered)	351,171	35,684
	Chocoladefabriken Lindt & Spruengli AG (Registered)	234	34,216
	Chocoladefabriken Lindt & Spruengli AG	2,155	31,701
	Schindler Holding AG (XSWX)	87,220	31,542
	Julius Baer Group Ltd.	442,776	29,960
	Logitech International SA (Registered)	322,316	29,887
	Sonova Holding AG (Registered)	106,618	29,022
	Straumann Holding AG (Registered)	234,352	28,553
	Belimo Holding AG (Registered)	21,239	24,716
	Swiss Prime Site AG (Registered)	167,788	23,207
	Baloise Holding AG (Registered)	89,247	21,389

		Shares	Market Value ($000)
	Roche Holding AG (Bearer)	62,439	20,751
[2]	VAT Group AG	58,366	20,439
	Kuehne & Nagel International AG (Registered)	99,769	20,341
	Helvetia Holding AG (Registered)	75,460	18,147
	PSP Swiss Property AG (Registered)	98,752	16,755
	Schindler Holding AG (Registered)	44,636	15,655
	Georg Fischer AG (Registered)	169,589	13,267
	Swatch Group AG (Bearer)	67,401	11,920
	EMS-Chemie Holding AG (Registered)	14,800	11,645
	Flughafen Zurich AG (Registered)	41,070	11,575
	SIG Group AG	710,551	11,496
	Adecco Group AG (Registered)	349,589	11,008
	Temenos AG (Registered)	121,258	10,846
	Avolta AG	192,111	9,987
	BKW AG	42,306	9,446
[1]	Barry Callebaut AG (Registered)	7,635	9,298
	Banque Cantonale Vaudoise (Registered)	60,268	6,974
	Bachem Holding AG	66,988	5,644
	DKSH Holding AG	74,395	5,144
	Clariant AG (Registered)	460,044	4,721
	Emmi AG (Registered)	4,440	4,042
	Swatch Group AG (Registered)	79,028	2,878
			3,788,359
Taiwan (5.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	52,627,873	2,026,134
	Hon Hai Precision Industry Co. Ltd.	26,299,823	154,656
	MediaTek Inc.	3,170,700	143,584
	Delta Electronics Inc.	4,162,676	78,417
[1]	Quanta Computer Inc.	5,694,598	53,040
	Fubon Financial Holding Co. Ltd.	17,547,726	48,163
	CTBC Financial Holding Co. Ltd.	34,479,939	47,379
[1]	Cathay Financial Holding Co. Ltd.	20,185,620	40,913
	Mega Financial Holding Co. Ltd.	25,489,732	36,259
	E.Sun Financial Holding Co. Ltd.	33,137,857	35,441
	ASE Technology Holding Co. Ltd.	7,076,449	34,316
	Asustek Computer Inc.	1,481,026	32,511
	Accton Technology Corp.	1,066,000	31,483
	Uni-President Enterprises Corp.	10,628,487	28,051
	Taishin Financial Holding Co. Ltd.	46,951,583	25,625
	Wistron Corp.	6,004,445	24,437
	Yuanta Financial Holding Co. Ltd.	22,864,726	23,717
	First Financial Holding Co. Ltd.	22,859,755	22,582
[1]	Alchip Technologies Ltd.	171,000	21,860
	Elite Material Co. Ltd.	596,000	21,847
	Asia Vital Components Co. Ltd.	697,000	21,185
[1]	Wiwynn Corp.	222,000	20,261
	Realtek Semiconductor Corp.	1,045,768	19,996
	Novatek Microelectronics Corp.	1,254,916	19,832
	Chunghwa Telecom Co. Ltd.	4,409,207	19,053
	Hua Nan Financial Holdings Co. Ltd. Class C	19,876,461	19,045
	SinoPac Financial Holdings Co. Ltd.	23,069,700	19,035
[1]	United Microelectronics Corp.	13,529,978	18,748
	Taiwan Cooperative Financial Holding Co. Ltd.	21,955,392	18,635
	KGI Financial Holding Co. Ltd.	33,737,019	17,090
	Lite-On Technology Corp.	4,262,767	16,853
	Chunghwa Telecom Co. Ltd. ADR	381,442	16,555
	Largan Precision Co. Ltd.	205,848	16,145
	China Steel Corp.	24,326,234	15,797
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,353,520	15,531
[1]	United Microelectronics Corp. ADR	2,242,390	15,338
	Yageo Corp.	833,129	14,639
	Nan Ya Plastics Corp.	10,609,615	14,470
[1]	Formosa Plastics Corp.	9,022,873	12,835
[1]	Unimicron Technology Corp.	2,791,975	12,674
[1]	International Games System Co. Ltd. Class C	480,000	12,551
	Chailease Holding Co. Ltd.	3,230,850	12,473
[1]	E Ink Holdings Inc.	1,743,000	11,868
	Shanghai Commercial & Savings Bank Ltd.	8,158,048	11,712
	TCC Group Holdings Co. Ltd.	14,413,726	11,692

		Shares	Market Value ($000)
	Chroma ATE Inc.	793,000	11,355
	Pegatron Corp.	4,171,038	11,104
	Hotai Motor Co. Ltd.	602,860	11,090
	Advantech Co. Ltd.	988,687	10,998
	Taiwan Mobile Co. Ltd.	3,048,713	10,748
	King Slide Works Co. Ltd.	122,000	10,742
	Gigabyte Technology Co. Ltd.	1,172,000	10,633
	Far EasTone Telecommunications Co. Ltd.	3,810,643	10,393
	eMemory Technology Inc.	150,000	10,154
	President Chain Store Corp.	1,162,904	9,965
	Chang Hwa Commercial Bank Ltd.	16,074,397	9,929
	ASPEED Technology Inc.	65,400	9,904
	King Yuan Electronics Co. Ltd.	2,484,000	9,717
*	PharmaEssentia Corp.	551,000	9,097
	Catcher Technology Co. Ltd.	1,265,153	8,935
	Compal Electronics Inc.	9,019,510	8,826
	Airtac International Group	298,773	8,498
	Jentech Precision Industrial Co. Ltd.	178,000	8,469
[1]	Lotes Co. Ltd.	179,000	8,370
[1]	Inventec Corp.	5,494,064	8,114
	Taiwan Business Bank	14,448,613	7,763
[1]	Silergy Corp.	708,000	7,616
[1]	Yang Ming Marine Transport Corp.	3,747,000	7,602
	WPG Holdings Ltd.	3,336,000	7,392
[1]	Eva Airways Corp.	5,848,188	7,374
	Global Unichip Corp.	177,000	7,088
	Micro-Star International Co. Ltd.	1,453,000	6,941
	Vanguard International Semiconductor Corp.	2,228,963	6,908
	Formosa Chemicals & Fibre Corp.	7,141,306	6,858
	Fortune Electric Co. Ltd.	310,200	6,827
	Asia Cement Corp.	5,037,519	6,810
[1]	Acer Inc.	6,181,396	6,604
	Far Eastern New Century Corp.	6,453,819	6,186
	Powertech Technology Inc.	1,474,000	6,157
[1]	Globalwafers Co. Ltd.	539,000	6,118
	Innolux Corp.	15,801,392	6,060
[1]	Wan Hai Lines Ltd.	1,989,812	5,885
[1]	Zhen Ding Technology Holding Ltd.	1,406,000	5,864
	Synnex Technology International Corp.	2,634,889	5,839
	Voltronic Power Technology Corp.	145,000	5,695
	Chicony Electronics Co. Ltd.	1,302,337	5,679
	Cheng Shin Rubber Industry Co. Ltd.	4,055,222	5,425
[1]	Eclat Textile Co. Ltd.	401,398	5,369
	Nien Made Enterprise Co. Ltd.	359,000	5,125
	ASMedia Technology Inc.	80,000	5,033
[1]	Walsin Lihwa Corp.	6,394,736	4,779
	Pou Chen Corp.	4,882,125	4,591
[1]	Hiwin Technologies Corp.	647,664	4,547
	Foxconn Technology Co. Ltd.	1,998,925	4,298
	Teco Electric & Machinery Co. Ltd.	2,518,000	4,275
[1]	China Airlines Ltd.	6,169,913	4,228
[1]	Feng TAY Enterprise Co. Ltd.	1,066,155	4,216
	Taiwan High Speed Rail Corp.	4,458,000	4,063
	AUO Corp.	9,919,600	3,955
	Sino-American Silicon Products Inc.	1,158,000	3,882
*	Winbond Electronics Corp.	6,689,220	3,839
[1]	Formosa Petrochemical Corp.	2,513,580	3,673
*,1	Nanya Technology Corp.	2,374,600	3,496
*,1	Powerchip Semiconductor Manufacturing Corp.	6,849,000	3,412
	Ruentex Development Co. Ltd.	3,333,550	3,328
[1]	Shihlin Electric & Engineering Corp.	536,000	3,170
[1]	Tatung Co. Ltd.	2,522,300	3,003
	Parade Technologies Ltd.	157,000	2,988
[1]	Nan Ya Printed Circuit Board Corp.	462,000	2,706
	Advanced Energy Solution Holding Co. Ltd.	64,000	2,638
[1]	Genius Electronic Optical Co. Ltd.	178,000	2,563
	Giant Manufacturing Co. Ltd.	668,548	2,561
	Far Eastern International Bank	5,280,076	2,368
	Taiwan Fertilizer Co. Ltd.	1,352,000	2,348
	Capital Securities Corp.	3,469,587	2,346

		Shares	Market Value ($000)
[1]	Win Semiconductors Corp.	730,000	2,070
	Taiwan Secom Co. Ltd.	514,725	1,949
*,1	HTC Corp.	1,415,570	1,901
*	AUO Corp. ADR	392,189	1,733
	Walsin Technology Corp.	607,000	1,708
	Eternal Materials Co. Ltd.	1,801,398	1,669
*,1	Taiwan Glass Industry Corp.	2,091,089	1,663
	momo.com Inc.	171,496	1,615
[1]	U-Ming Marine Transport Corp.	926,000	1,610
	Ennostar Inc.	1,236,000	1,446
[1]	Yulon Motor Co. Ltd.	1,217,526	1,328
*,1	Oneness Biotech Co. Ltd.	625,876	1,322
	Transcend Information Inc.	399,455	1,258
	China Motor Corp.	540,642	997
	Formosa Taffeta Co. Ltd.	1,566,000	857
	Formosa Sumco Technology Corp.	123,000	363
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11	3
			3,802,452
Thailand (0.4%)
	Delta Electronics Thailand PCL	6,220,460	27,535
	PTT PCL	26,652,878	27,100
	Advanced Info Service PCL	2,314,696	20,565
	CP ALL PCL	11,702,775	16,909
	Bangkok Dusit Medical Services PCL Class F	22,300,100	14,673
	Kasikornbank PCL	2,964,118	14,657
*	Gulf Development PCL	9,159,267	13,168
	PTT Exploration & Production PCL	2,870,161	11,049
	Airports of Thailand PCL	8,058,151	10,070
	SCB X PCL	2,456,844	9,491
	Krung Thai Bank PCL	12,846,362	8,637
	Central Pattana PCL	5,203,582	8,294
	Minor International PCL	8,208,255	6,242
	Bumrungrad Hospital PCL	1,165,405	6,061
	Charoen Pokphand Foods PCL	7,964,228	5,554
*	True Corp. PCL	17,488,712	5,549
	TMBThanachart Bank PCL	85,134,996	5,022
	Siam Cement PCL (Registered)	803,394	4,934
	SCB X PCL NVDR	1,230,600	4,754
[1]	Siam Cement PCL NVDR	693,780	4,261
	Bangkok Bank PCL NVDR	887,600	4,012
[1]	Kasikornbank PCL NVDR	808,437	3,998
	Central Retail Corp. PCL	5,646,397	3,710
	PTT Global Chemical PCL	4,503,687	3,248
	Digital Telecommunications Infrastructure Fund Class F	11,380,339	2,835
	Indorama Ventures PCL	3,972,615	2,791
	Banpu PCL (Registered)	16,367,208	2,521
	Thai Oil PCL	2,282,302	2,401
[1]	PTT Oil & Retail Business PCL	5,388,300	2,281
	Home Product Center PCL	10,112,392	2,205
[1]	CP AXTRA PCL	3,430,484	2,158
	Bangkok Expressway & Metro PCL	12,361,982	2,100
*	BTS Group Holdings PCL	19,175,537	2,059
	Thai Union Group PCL Class F	5,464,263	1,851
	Muangthai Capital PCL	1,461,362	1,677
	Osotspa PCL	3,019,491	1,649
	Ratch Group PCL	1,884,492	1,524
	Bangkok Bank PCL (Registered)	333,002	1,505
	Electricity Generating PCL	427,779	1,445
[1]	Krungthai Card PCL	1,622,321	1,412
	Land & Houses PCL (Registered)	11,646,908	1,357
	Global Power Synergy PCL Class F	1,298,952	1,323
	Thai Life Insurance PCL	4,201,600	1,295
	Srisawad Corp. PCL	2,076,133	1,285
	SCG Packaging PCL	2,160,400	1,231
	Carabao Group PCL Class F	708,777	1,195
	Asset World Corp. PCL	16,444,908	1,053
*	True Corp. PCL NVDR	3,259,799	1,034
	Berli Jucker PCL	1,679,682	984
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	815

		Shares	Market Value ($000)
	Land & Houses PCL NVDR	6,394,100	745
	B Grimm Power PCL	1,734,452	617
	Central Pattana PCL NVDR	258,400	412
*	Gulf Development PCL NVDR	280,939	404
	Bumrungrad Hospital PCL NVDR	50,700	264
	Krung Thai Bank PCL NVDR	166,000	112
	Siam City Cement PCL	7,300	34
			286,067
Turkiye (0.3%)
	BIM Birlesik Magazalar A/S	945,265	12,346
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,564,701	11,796
	Akbank TAS	6,624,006	10,982
[1]	KOC Holding A/S	2,396,623	10,558
	Turk Hava Yollari AO	1,225,782	8,678
	Turkiye Petrol Rafinerileri A/S	2,004,441	8,328
	Haci Omer Sabanci Holding A/S	3,018,215	7,071
[1]	Turkiye Is Bankasi A/S Class C	17,780,816	6,473
	Turkcell Iletisim Hizmetleri A/S	2,653,089	6,082
*	Yapi ve Kredi Bankasi A/S	7,012,287	5,799
[1]	Eregli Demir ve Celik Fabrikalari TAS	7,880,528	5,168
[1]	Turkiye Garanti Bankasi A/S	1,271,540	4,458
	Ford Otomotiv Sanayi A/S	1,515,137	3,546
[1]	Enka Insaat ve Sanayi A/S	1,888,294	3,224
*	Pegasus Hava Tasimaciligi A/S	501,339	3,105
[1]	Turkiye Sise ve Cam Fabrikalari A/S	2,987,190	2,698
[1]	Migros Ticaret A/S	191,654	2,472
*,1	TAV Havalimanlari Holding A/S	379,259	2,292
	Coca-Cola Icecek A/S	1,724,290	2,152
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,195,845	2,046
	AG Anadolu Grubu Holding A/S	243,904	1,680
*,1	Sasa Polyester Sanayi A/S	20,900,659	1,604
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,164,260	1,552
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	572,561	1,473
[1]	Tofas Turk Otomobil Fabrikasi A/S	253,769	1,439
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,382
*,1	Arcelik A/S	446,463	1,374
*,1	Turk Telekomunikasyon A/S	995,820	1,335
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,198,592	1,246
*	Oyak Cimento Fabrikalari A/S	2,029,468	1,193
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,907,506	1,135
*	Enerya Enerji A/S	5,259,785	1,109
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,552,998	1,070
	Is Yatirim Menkul Degerler A/S	1,030,910	1,061
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	38,064	1,042
*,2	MLP Saglik Hizmetleri A/S	108,938	1,024
*	Otokar Otomotiv Ve Savunma Sanayi A/S	74,739	1,016
[1]	Ulker Biskuvi Sanayi A/S	375,388	1,012
	Cimsa Cimento Sanayi VE Ticaret A/S	770,852	978
*,1	Petkim Petrokimya Holding A/S	2,325,308	978
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,332,749	968
	Turkiye Sigorta A/S	3,868,140	942
*,1	Gubre Fabrikalari TAS	152,334	931
*,1	Turkiye Halk Bankasi A/S	1,327,227	916
*	Turkiye Sinai Kalkinma Bankasi A/S	2,707,394	916
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	911
[1]	Alarko Holding A/S	381,216	880
[1]	Tekfen Holding A/S	325,110	863
	Anadolu Anonim Turk Sigorta Sirketi	330,687	809
[1]	Dogus Otomotiv Servis ve Ticaret A/S	178,060	806
*,1	Hektas Ticaret TAS	8,031,627	782
*,1	Turk Altin Isletmeleri A/S	1,391,411	782
*	Kiler Holding A/S	499,674	765
[2]	Enerjisa Enerji A/S	477,411	761
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	166,166	760
	Turk Traktor ve Ziraat Makineleri A/S	51,277	745
	Aksa Akrilik Kimya Sanayii A/S	3,163,258	740
	Nuh Cimento Sanayi A/S	122,088	701
	Borusan Yatirim ve Pazarlama A/S	13,562	697
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	77,468	687

		Shares	Market Value ($000)
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	682
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,181,900	667
*	Baticim Bati Anadolu Cimento Sanayii A/S	5,875,672	657
	LDR Turizm A/S	114,093	642
*	Dogan Sirketler Grubu Holding A/S	1,592,644	623
	Sok Marketler Ticaret A/S	652,625	599
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	599
*	LYDIA HOLDING A/S	179,762	573
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	571
	Aygaz A/S	139,185	560
*	Aksa Enerji Uretim A/S	569,764	558
*,1	MIA Teknoloji A/S	614,131	543
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	536
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,504	467
	EGE Endustri VE Ticaret A/S	2,402	465
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	568,528	435
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	400,095	431
*	NET Holding A/S	340,101	430
	Kontrolmatik Enerji Ve Muhendislik A/S	672,639	420
*	Can2 Termik A/S	9,043,345	401
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	396
*	Investco Holding A/S	44,946	394
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	320,197	393
*	Is Gayrimenkul Yatirim Ortakligi A/S	848,161	381
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	85,744	338
	Anadolu Hayat Emeklilik A/S	146,236	319
*	Vestel Elektronik Sanayi ve Ticaret A/S	338,884	317
	Agesa Hayat ve Emeklilik A/S	73,502	315
*	Akfen Yenilenebilir Enerji A/S	705,934	314
	Iskenderun Demir ve Celik A/S	320,527	303
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	301
	Escar Turizm Tasimacilik Ticaret A/S	260,554	299
*	Kayseri Seker Fabrikasi A/S	571,840	298
*	Destek Finans Faktoring A/S	21,999	291
	Akcansa Cimento A/S	81,868	287
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	286
*	YEO Teknoloji Enerji VE Endustri A/S	273,172	277
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	225,405	275
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	273
*	Konya Cimento Sanayii A/S	1,813	261
*	Politeknik Metal Sanayi ve Ticaret A/S	1,558	261
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	255
	Galata Wind Enerji A/S	355,685	228
*	Altinay Savunma Teknolojileri A/S	114,019	218
*	Reeder Teknoloji Sanayi VE Ticaret A/S	828,697	209
	Alfa Solar Enerji Sanayi VE Ticaret A/S	175,517	202
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	954,453	200
	Celebi Hava Servisi A/S	4,779	198
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	196
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	193
	CW Enerji Muhendislik Ticaret VE Sanayi A/S	458,949	189
*	Kordsa Teknik Tekstil A/S	112,344	170
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	103,234	162
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	161
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	161
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	595,567	151
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	150
*	Aydem Yenilenebilir Enerji A/S	302,687	136
	Grainturk Tarim A/S	7,862	89
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	47,952	76
			181,121
United Arab Emirates (0.6%)
	Emaar Properties PJSC	13,456,275	55,726
	First Abu Dhabi Bank PJSC	9,579,681	46,865
[3]	Emirates Telecommunications Group Co. PJSC	7,548,944	38,918
	Emirates NBD Bank PJSC	3,916,562	28,502
	Abu Dhabi Commercial Bank PJSC	6,323,087	27,980
	Aldar Properties PJSC	8,239,577	21,292
	Abu Dhabi Islamic Bank PJSC	3,145,466	20,653

		Shares	Market Value ($000)
	Dubai Islamic Bank PJSC	6,314,388	17,125
	Dubai Electricity & Water Authority PJSC	19,522,993	14,700
	Alpha Dhabi Holding PJSC	3,428,587	11,605
	ADNOC Drilling Co. PJSC	5,729,990	9,109
	Emaar Development PJSC	1,785,754	7,288
*	Modon Holding PSC	6,857,524	7,075
	Salik Co. PJSC	4,030,112	7,014
	Abu Dhabi National Oil Co. for Distribution PJSC	6,271,839	6,332
*	Multiply Group PJSC	7,224,063	5,397
	Air Arabia PJSC	4,946,291	5,000
	Borouge plc	6,448,124	4,632
	Pure Health Holding PJSC	4,854,620	3,976
	ADNOC Logistics & Services	3,047,513	3,863
	Agility Global plc	11,910,249	3,822
	Dubai Investments PJSC	4,434,849	3,564
	Americana Restaurants International plc - Foreign Co. (XADS)	5,770,193	3,373
	NMDC Group PJSC	477,258	3,241
	Parkin Co. PJSC	1,595,436	2,676
	Talabat Holding plc	7,411,840	2,536
*	Phoenix Group plc	5,689,774	2,407
*	Abu Dhabi Ports Co. PJSC	1,870,960	2,119
	Emirates Central Cooling Systems Corp.	4,253,108	2,003
	Lulu Retail Holdings plc	5,474,076	1,827
	Fertiglobe plc	2,493,981	1,762
*	Apex Investments Co. PSC	1,586,085	1,675
	Dubai Financial Market PJSC	3,346,444	1,592
*	Space42 plc	2,138,833	1,266
*	Ghitha Holding PJSC	77,844	536
	Burjeel Holdings plc	1,174,056	462
	Americana Restaurants International plc - Foreign Co.	314,626	182
			378,095
United Kingdom (9.2%)
	AstraZeneca plc	3,245,530	473,496
	Shell plc (XLON)	12,953,704	465,467
	HSBC Holdings plc	38,201,747	465,411
	Unilever plc (XLON)	5,328,266	309,148
	Rolls-Royce Holdings plc	18,365,923	260,667
	British American Tobacco plc	4,189,602	224,468
	BP plc	34,509,098	184,978
	GSK plc	8,757,349	161,083
	BAE Systems plc	6,508,904	155,306
	Barclays plc	30,885,071	150,967
	National Grid plc	10,578,650	148,652
	Lloyds Banking Group plc	130,280,805	133,596
	London Stock Exchange Group plc	1,094,010	133,354
	Rio Tinto plc	2,237,022	133,236
	RELX plc	2,489,960	129,381
	Compass Group plc	3,671,212	129,004
	NatWest Group plc	16,967,560	117,782
	Diageo plc	4,815,413	116,714
	3i Group plc	2,039,762	111,457
	Reckitt Benckiser Group plc	1,474,864	110,535
	Experian plc	1,988,788	104,791
*	Glencore plc	23,191,054	93,073
	Haleon plc	19,523,581	91,579
	Tesco plc	14,181,068	79,675
	RELX plc (XLON)	1,494,869	77,631
	Standard Chartered plc	4,107,066	73,627
	Prudential plc (XLON)	5,639,968	71,550
	Imperial Brands plc	1,675,225	65,299
	Anglo American plc	2,304,641	64,848
	Ashtead Group plc	928,937	62,064
	SSE plc	2,394,383	58,692
	Aviva plc	6,577,657	56,200
	Smurfit WestRock plc	1,127,040	50,625
	Vodafone Group plc	42,103,976	45,649
	Coca-Cola Europacific Partners plc	464,168	45,551
	Legal & General Group plc	12,511,518	42,327
	Next plc	249,338	40,473

		Shares	Market Value ($000)
	InterContinental Hotels Group plc	317,427	36,517
	Halma plc	811,213	34,711
	Sage Group plc	2,109,431	33,870
	BT Group plc	12,219,588	33,372
	Informa plc	2,843,511	32,516
	Smith & Nephew plc	1,898,488	29,014
	Rentokil Initial plc	5,436,115	27,118
	Segro plc	2,918,124	24,870
	Admiral Group plc	542,447	24,452
	International Consolidated Airlines Group SA	4,876,166	24,364
	Centrica plc	10,828,319	23,538
*	Coca-Cola HBC AG	432,779	22,492
	Smiths Group plc	723,622	22,415
	Intertek Group plc	344,567	22,404
	United Utilities Group plc	1,477,111	22,050
[2]	Auto Trader Group plc	1,891,776	20,885
	Bunzl plc	699,192	20,750
	Diploma plc	288,608	20,431
	Marks & Spencer Group plc	4,423,222	20,314
*	Wise plc Class A	1,508,693	20,155
	Pearson plc	1,422,906	20,121
	Severn Trent plc	573,127	20,098
	Weir Group plc	561,807	19,737
	St. James's Place plc	1,123,843	19,342
	Melrose Industries plc (XLON)	2,735,981	18,472
	Associated British Foods plc	636,675	18,435
	Rightmove plc	1,689,160	18,229
	Antofagasta plc	737,649	18,192
	M&G plc	5,085,379	17,503
	Entain plc	1,295,341	17,395
	Intermediate Capital Group plc	590,034	16,894
	Beazley plc	1,334,907	15,729
	IMI plc	537,881	15,714
	Whitbread plc	382,812	15,378
	J Sainsbury plc	3,746,076	14,979
	Barratt Redrow plc	2,950,043	14,527
	Phoenix Group Holdings plc	1,617,170	14,142
	Kingfisher plc	3,845,952	13,675
	Howden Joinery Group plc	1,179,587	13,656
	DCC plc	214,827	13,455
	Spirax Group plc	157,931	13,198
*	Burberry Group plc	770,032	13,062
	WPP plc	2,343,219	12,687
	Mondi plc	938,348	12,685
	Hiscox Ltd.	725,934	12,359
	Land Securities Group plc	1,603,906	12,198
	Endeavour Mining plc	376,294	11,415
[2]	ConvaTec Group plc	3,578,666	11,026
	Croda International plc	300,172	10,331
	Taylor Wimpey plc	7,594,322	10,218
	Persimmon plc	675,883	10,191
	Berkeley Group Holdings plc	203,588	9,791
	British Land Co. plc	2,094,528	9,626
	UNITE Group plc	895,816	8,832
	Hikma Pharmaceuticals plc	329,833	8,525
	Schroders plc	1,590,046	8,173
	RS Group plc	1,016,814	7,483
	Fresnillo plc	402,647	7,424
	B&M European Value Retail SA	2,075,990	6,136
	JD Sports Fashion plc	5,397,135	6,058
[2]	Airtel Africa plc	1,192,510	3,210
	Canal & SA France (XLON)	3,474	11
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			6,294,906
Total Common Stocks (Cost $46,226,562)			67,151,108
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,759,887	72,462

		Shares	Market Value ($000)
	Volkswagen AG Preference Shares	445,931	46,629
	Petroleo Brasileiro SA - Petrobras Preference Shares	7,004,902	40,832
	Itau Unibanco Holding SA Preference Shares	5,260,470	33,031
	Henkel AG & Co. KGaA Preference Shares	350,944	27,043
	Itausa SA Preference Shares	12,305,547	22,745
	Banco Bradesco SA Preference Shares	5,244,825	14,546
	Bayerische Motoren Werke AG Preference Shares	119,339	10,433
	Hyundai Motor Co. Preference Shares (XKRX)	73,777	8,731
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	186,410	6,856
	FUCHS SE Preference Shares	139,935	6,403
*	Grifols SA Preference Shares Class B (XMAD)	586,441	6,281
	Hyundai Motor Co. Preference Shares	48,669	5,634
	Gerdau SA Preference Shares	1,771,534	5,328
*	Telecom Italia SpA Preference Shares	9,720,027	5,006
	Cia Energetica de Minas Gerais Preference Shares	2,515,546	4,641
	Centrais Eletricas Brasileiras SA Preference Shares Class B	495,091	3,616
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,600,508	3,390
	Embotelladora Andina SA Preference Shares Class B	842,967	3,235
	Isa Energia Brasil SA Preference Shares	592,647	2,293
	Metalurgica Gerdau SA Preference Shares	1,336,700	2,237
	LG Chem Ltd. Preference Shares	18,011	1,956
	Grupo De Inversiones Suramericana SA Preference Shares	214,010	1,931
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,562	1,566
	Bradespar SA Preference Shares	512,090	1,439
	Hanwha Corp. Preference Shares	41,456	1,241
	LG Electronics Inc. Preference Shares	36,649	1,018
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	903,800	707
	Amorepacific Corp. (XKRX) Preference Shares	20,385	649
	LG H&H Co. Ltd. Preference Shares	5,647	519
*	Braskem SA Preference Shares Class A	308,800	481
	Grupo Argos SA Preferred Shares	154,813	433
	CJ CheilJedang Corp. Preference Shares	2,655	278
	Samsung SDI Co. Ltd. Preference Shares	2,931	271
	Grupo Cibest SA Preference Shares	16,040	175
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	267	2
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PAO Preference Shares	14,258,400	—
*	Taishin Financial Holding Co. Ltd. Preferred shares	1	—
Total Preferred Stocks (Cost $358,538)			344,038
Warrants (0.0%)
*	YTL Corp. Bhd. Exp. 6/2/2028	1,920,024	446
*	YTL Power International Bhd. Exp. 6/2/2028	534,430	207
*,3	Constellation Software Inc. Exp. 3/31/2040	38,387	—
Total Warrants (Cost $—)			653
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $989,603)	9,897,261	989,627
Total Investments (100.6%) (Cost $47,574,703)			68,485,426
Other Assets and Liabilities—Net (-0.6%)			(378,028)
Net Assets (100%)			68,107,398
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $429,160.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $1,877,804, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $473,267 was received for securities on loan, of which $473,234 is held in Vanguard Market Liquidity Fund and $33 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	3,022	394,885	(5,733)
MSCI Emerging Markets Index	September 2025	3,332	206,301	4,109
S&P TSX 60 Index	September 2025	201	47,038	1,051
				(573)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	9/17/2025	CAD	54,585	USD	40,080	—	(592)
UBS AG	9/17/2025	CHF	13,509	USD	17,220	—	(487)
Citibank, N.A.	9/17/2025	EUR	55,949	USD	64,736	—	(679)
Barclays Bank plc	9/17/2025	EUR	26,749	USD	31,712	—	(1,086)
Royal Bank of Canada	9/17/2025	EUR	19,422	USD	22,475	—	(238)
Bank of Montreal	9/17/2025	GBP	26,199	USD	35,731	—	(1,114)
State Street Bank & Trust Co.	9/17/2025	GBP	14,031	USD	18,647	—	(108)
State Street Bank & Trust Co.	9/17/2025	HKD	286,812	USD	36,689	6	—
Citibank, N.A.	9/17/2025	INR	6,575,492	USD	76,438	—	(1,498)
JPMorgan Chase Bank, N.A.	9/17/2025	INR	4,097,511	USD	47,541	—	(842)
Bank of America, N.A.	9/17/2025	INR	3,647,781	USD	42,472	—	(900)
Toronto-Dominion Bank	9/17/2025	INR	1,359,311	USD	15,823	—	(332)
BNP Paribas	9/17/2025	INR	940,828	USD	10,878	—	(155)
Toronto-Dominion Bank	9/17/2025	JPY	6,520,544	USD	45,263	—	(1,786)
Royal Bank of Canada	9/17/2025	JPY	4,918,721	USD	33,820	—	(1,023)
Standard Chartered Bank	9/17/2025	USD	12,791	AUD	19,562	208	—
State Street Bank & Trust Co.	9/17/2025	USD	17,201	BRL	97,423	16	—
UBS AG	9/17/2025	USD	127,374	CHF	102,598	290	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	9,471	DKK	61,376	52	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	134,610	EUR	117,011	643	—
State Street Bank & Trust Co.	9/17/2025	USD	25,464	EUR	22,049	219	—
State Street Bank & Trust Co.	9/17/2025	USD	60,630	GBP	44,865	1,350	—
Bank of America, N.A.	9/17/2025	USD	32,688	HKD	254,686	104	—
BNP Paribas	9/17/2025	USD	17,393	HKD	135,474	61	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	108,993	JPY	15,627,934	4,791	—
BNP Paribas	9/17/2025	USD	20,407	KRW	27,437,714	686	—
State Street Bank & Trust Co.	9/17/2025	USD	11,298	NOK	114,187	250	—
UBS AG	9/17/2025	USD	23,757	SEK	226,514	545	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/2025	USD	1,181	TWD	34,587	20	—
BNP Paribas	9/17/2025	USD	7,691	ZAR	137,188	186	—
						9,427	(10,840)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,489 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,197,446	60,913,700	39,962	67,151,108
Preferred Stocks	147,916	196,122	—	344,038
Warrants	—	653	—	653
Temporary Cash Investments	989,627	—	—	989,627
Total	7,334,989	61,110,475	39,962	68,485,426
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,160	—	—	5,160
Forward Currency Contracts	—	9,427	—	9,427
Total	5,160	9,427	—	14,587
Liabilities
Futures Contracts[1]	(5,733)	—	—	(5,733)
Forward Currency Contracts	—	(10,840)	—	(10,840)
Total	(5,733)	(10,840)	—	(16,573)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.